UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Thomas P. Trier, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Filed herewith.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Semi-Annual report

June 30, 2023

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Delaware IvySM Growth Fund

SFT Delaware IvySM Small Cap Growth Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT International Bond Fund

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund

Fund Objective

The SFT Balanced Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Index and 40 percent U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The Fund invests primarily in Class 1 shares of the SFT Index 500 Fund for equity exposure, in a basket of fixed income securities issued for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2023, the Fund had a net return of 9.26 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index returned 10.81 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**  Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Balanced Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Index and 40 percent of the Bloomberg U.S. Aggregate Bond Index. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Core Bond Fund

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The investment adviser for the Fund is Securian Asset Management, Inc. Metropolitan West Asset Management, LLC serves as investment sub-adviser to the Fund. The Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares offered was as follows:

Class 1	2.20 percent*
Class 2	2.07 percent*

The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.09 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Delaware IvySM Growth Fund

Fund Objective

The SFT Delaware IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2023, the Fund generated a total net return of 27.29 percent*. The Fund's benchmark the Russell 1000 Growth Index which returned 29.02 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's investment sub-adviser.

SFT Delaware IvySM Small Cap Growth Fund

Fund Objective

The SFT Delaware IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2023, the Fund generated a total net return of 12.06 percent*. The Fund's benchmark the Russell 2000 Growth Index which returned 13.55 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's investment sub-adviser.

SFT Equity Stabilization Fund

Fund Objective

The SFT Equity Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg U.S. 3-Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

The Fund invests at least 80% of its assets in equity securities. Equity securities include those that are equity based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2023, the Fund had a net return of 3.97 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index, returned 1.12 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Equity Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg U.S. 3-MonthTreasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500®. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3-month Treasury bill issued by the U.S. government.

SFT Government Money Market Fund

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2023, the Fund had a net return of 2.03 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter**. The Fund's benchmark, the Bloomberg U.S. Treasury Bill 1-3 Month Index, returned 2.35 percent for the same period.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg U.S. Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**    Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2024, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.70% of the Fund's average daily net assets through April 30, 2024.

The Expense Limitation Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 day's notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement.

The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Fund's prospectus.

SFT Index 400 Mid-Cap Fund

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400® Index (S&P MidCap 400). The Fund is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P MidCap 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares offered was as follows:

Class 1	8.57 percent*
Class 2	8.44 percent*

The Fund's benchmark, the S&P MidCap 400, returned 8.84 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the SFT Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT Index 500 Fund

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500® Index (S&P 500). The Fund is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares was as follows:

Class 1	16.78 percent*
Class 2	16.63 percent*

The Fund's benchmark, the S&P 500, returned 16.89 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by SFT Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT International Bond Fund

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. The investment adviser for the Fund is Securian Asset Management, Inc. Brandywine Global Investment Management, LLC serves as investment sub-adviser to the Fund. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares offered was as follows:

Class 1	3.92 percent*
Class 2	3.82 percent*

The Fund's benchmark, the FTSE World Government Bond Index, returned 1.66 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	0.42%
South African Rand	0.42%
Americas	96.94%
U.S. Dollar	94.23%
Brazilian Real	1.41%
Colombian Peso	1.10%
Mexican Peso	0.46%
Canadian Dollar**	-0.26%
Asia Pacific	3.53%
Japanese Yen	1.41%
Australian Dollar	0.98%
South Korean Won	0.90%
Indian Rupee	0.45%
New Zealand Dollar	0.28%
Thailand Baht	0.15%
Malaysian Ringgit**	0.00%
Chinese Yaun Renminbi**	-0.64%
Europe	-0.89%
Norwegian Krone	1.38%
Russian Ruble	0.20%
Polish Zloty	0.00%
British Pound**	-0.12%
Euro**	-2.35%

**A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Effective June 1, 2023, Securian Asset Management, Inc. ("Securian AM") and Securian Funds Trust (the "Trust"), on behalf of the SFT International Bond Fund (the "Fund"), entered into an Expense Limitation Agreement (the "Agreement") for the period dated June 1, 2023 through May 1, 2025. The Agreement limits the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of Class 2 shares. The Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not "interested persons" of the Trust or any party to the Agreement, as such term is defined in the Investment Company

Act of 1940, as amended, and may be terminated by Securian AM at any time after May 1, 2024, upon sixty (60) days' prior written notice. To the extent Securian AM absorbs other expenses to satisfy this limit on operating expenses, it may seek repayment of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, provided that such reimbursement will not cause the Class 2 shares to exceed the operating expense limit. Should the Fund make any such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fess and Expenses of the Fund.

The FTSE World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Real Estate Securities Fund

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. The investment adviser for the Fund is Securian Asset Management, Inc. Cohen & Steers Capital Management, Inc. serves as investment sub-adviser to the Fund. Investment risks associated with investing in the Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares offered was as follows:

Class 1	5.83 percent*
Class 2	5.70 percent*

The Fund's benchmarks, the FSTE NAREIT All Equity REITs Index (effective August 1, 2022), returned 2.97% and the FTSE NAREIT Equity REITs Index (effective prior to August 1, 2022), returned 5.37 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

FTSE NAREIT Equity REITs Index contains all tax qualified REITs except timber and infrastructure REITs.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. The investment adviser for the Fund is Securian Asset Management, Inc. T. Rowe Price Associates, Inc. serves as investment sub-adviser to the Fund. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2023, the Fund had a net return of 4.02 percent*. The Fund's benchmark, the Russell 1000 Value Index, returned 5.12 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. The investment adviser for the Fund is Securian Asset Management, Inc. Wellington Management Company LLP serves as investment sub-adviser to the Fund. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2023, for each class of shares offered was as follows:

Class 1	12.57 percent*
Class 2	12.43 percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 16.89 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Balanced Stabilization Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (37.1%)
Government Obligations (4.7%)
U.S. Government Agencies and Obligations (4.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$49,733	$44,814
3.500%, 10/01/44	52,007	48,459
3.500%, 11/01/44	50,556	47,107
3.500%, 12/01/44	55,015	51,263
		191,643
Federal National Mortgage Association (0.0%)
3.000%, 04/01/43	76,872	69,327
3.000%, 05/01/43	25,561	23,053
3.000%, 06/01/43	113,988	102,795
3.500%, 08/01/42	51,075	48,060
3.500%, 02/01/43	66,976	63,456
		306,691
U.S. Treasury (4.7%)
U.S. Treasury Bond 4.000%, 11/15/42	5,530,000	5,485,933
4.000%, 11/15/52	1,200,000	1,230,750
U.S. Treasury Note 1.000%, 12/15/24	15,500,000	14,586,953
3.875%, 12/31/27	9,350,000	9,215,594
		30,519,230
Total government obligations (cost: $31,997,167)		31,017,564
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BNK18, Class A4, 3.584%, 05/15/62	1,500,000	1,303,310
Total other mortgage-backed securities (cost: $1,542,982)		1,303,310
Corporate Obligations (32.2%)
Basic Materials (0.8%)
Chemicals (0.4%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,489,316
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	951,183
		2,440,499
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,645,900
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	950,000
		2,595,900
Communications (1.4%)
Cable/Satellite TV (0.3%)
Comcast Corp. 2.887%, 11/01/51	1,319,000	883,793
	Principal	Value(a)
2.937%, 11/01/56	$327,000	$212,700
4.200%, 08/15/34 (d)	500,000	464,749
		1,561,242
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 2.550%, 12/01/33	943,000	736,796
3.550%, 09/15/55	1,405,000	980,027
3.800%, 12/01/57	75,000	54,280
4.500%, 05/15/35	1,000,000	916,246
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	754,197
		3,441,546
Media (0.4%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 02/15/28	1,500,000	1,374,697
Paramount Global, 4.000%, 01/15/26	250,000	238,171
Walt Disney Co., 4.950%, 10/15/45	1,000,000	960,274
		2,573,142
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	946,698
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	487,372
		1,434,070
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	248,526
Consumer Cyclical (1.2%)
Consumer Staples Distribution & Retail (0.3%)
Kroger Co. 4.450%, 02/01/47	1,000,000	863,531
5.150%, 08/01/43	1,100,000	1,010,327
		1,873,858
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,133,979
Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	969,487
Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	956,889
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,244,300
Target Corp., 3.500%, 07/01/24 (d)	750,000	736,456
		3,937,645

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Consumer Discretionary (0.3%)
Broadline Retail (0.3%)
Amazon.com, Inc. 3.875%, 08/22/37	$1,000,000	$910,776
4.050%, 08/22/47	1,000,000	895,447
		1,806,223
Consumer Staples (0.4%)
Consumer Products — Miscellaneous (0.1%)
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	726,583
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	848,493
Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	870,760
Consumer, Non-cyclical (3.6%)
Agricultural Operations (0.4%)
Cargill, Inc. 3.125%, 05/25/51 (c)	1,000,000	720,033
4.375%, 04/22/52 (c)	2,150,000	1,925,794
		2,645,827
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	923,511
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,969,205
		2,892,716
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,894,178
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,750,726
		3,644,904
Commercial Service — Finance (0.0%)
Moody's Corp., 4.875%, 02/15/24	150,000	149,423
Commercial Services (0.3%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,927,222
Diagnostic Equipment (0.3%)
Abbott Laboratories 3.875%, 09/15/25	750,000	732,994
4.750%, 11/30/36	1,000,000	1,000,303
4.750%, 04/15/43	250,000	243,904
		1,977,201
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	116,945	118,970
	Principal	Value(a)
Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (c)	$1,000,000	$838,441
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	902,156
		1,740,597
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	706,482
Pharmaceuticals (1.2%)
AbbVie, Inc. 3.600%, 05/14/25	1,000,000	966,762
3.800%, 03/15/25	670,000	650,617
4.400%, 11/06/42	1,000,000	892,645
4.450%, 05/14/46	1,000,000	875,009
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,895,234
Bristol-Myers Squibb Co. 3.250%, 11/01/23	500,000	496,262
3.875%, 08/15/25	229,000	221,704
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	491,541
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	991,064
		7,480,838
Energy (1.9%)
Oil & Gas (1.1%)
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	922,712
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	967,724
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	981,425
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	941,448
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	730,036
Phillips 66, 4.650%, 11/15/34	1,000,000	943,528
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	738,868
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	952,317
		7,178,058
Pipelines (0.8%)
Energy Transfer LP 4.250%, 04/01/24	1,000,000	983,879
4.900%, 03/15/35	1,000,000	906,521
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	247,612

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Kinder Morgan, Inc., 5.300%, 12/01/34	$750,000	$716,034
MPLX LP, 4.950%, 09/01/32	2,000,000	1,912,782
Williams Cos., Inc., 3.750%, 06/15/27	500,000	470,656
		5,237,484
Financial (10.3%)
Banks (6.0%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	704,258
Bank of America Corp. Series L, 3.950%, 04/21/25	1,000,000	968,894
Series L, 4.183%, 11/25/27	1,000,000	950,401
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	873,600
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,470,886
Bank of New York Mellon Corp. 3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	941,098
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	1,038,258
Capital One Financial Corp. 4.250%, 04/30/25	1,500,000	1,447,467
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,434,532
Citigroup, Inc. 3.300%, 04/27/25	750,000	721,359
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	924,016
4.650%, 07/23/48	1,250,000	1,121,687
4.750%, 05/18/46 (f)	1,200,000	1,014,262
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,623,902
Discover Bank, 4.250%, 03/13/26	500,000	471,177
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	932,393
First Republic Bank 4.375%, 08/01/46, FDIC	575,000	2,875
4.625%, 02/13/47, FDIC	1,379,000	6,895
Goldman Sachs Group, Inc. 3.850%, 01/26/27	1,000,000	949,665
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,930,174
5.150%, 05/22/45 (f)	1,000,000	934,074
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	967,306
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,456,504
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,634,267
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	2,783,376
	Principal	Value(a)
Morgan Stanley 2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	$2,000,000	$1,308,102
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,058,095
PNC Bank NA 3.800%, 07/25/23	250,000	249,660
4.050%, 07/26/28	1,000,000	921,073
Synchrony Bank, 5.400%, 08/22/25	1,000,000	956,831
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,034,146
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,001,815
Wells Fargo & Co. 3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,175,280
4.750%, 12/07/46 (f)	2,300,000	1,934,905
		38,943,233
Finance (0.9%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	1,290,000	1,230,683
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,932,524
Jefferies Group LLC/ Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	2,000,000	1,548,802
		5,712,009
Financial Services (0.8%)
American Express Co. 3.300%, 05/03/27	1,000,000	932,199
4.050%, 12/03/42 (f)	2,000,000	1,737,498
CME Group, Inc., 3.000%, 03/15/25	1,000,000	961,043
Discover Financial Services, 3.750%, 03/04/25	1,000,000	951,200
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	926,941
		5,508,881
Insurance (1.0%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	810,052
Assured Guaranty U.S. Holdings, Inc., 5.000%, 07/01/24	330,000	325,667
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	848,174
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,328,738

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	$3,000,000	$2,300,499
		6,613,130
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	955,265
Real Estate Investment Trust — Diversified (0.1%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	938,953
Real Estate Investment Trust — Health Care (0.6%)
Healthcare Realty Holdings LP 3.750%, 07/01/27	1,000,000	918,589
3.875%, 05/01/25	1,000,000	953,168
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	941,397
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,377,588
		4,190,742
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	471,050
Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	246,294
Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	646,875
Specialized REITs (0.5%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	932,523
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	866,262
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	957,416
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	415,895
		3,172,096
Health Care (0.8%)
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	778,088
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	867,471
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	248,426
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	973,344
		2,867,329
	Principal	Value(a)
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	$1,000,000	$962,634
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,044,990
Mylan, Inc., 4.200%, 11/29/23	500,000	496,603
		2,504,227
Industrials (3.8%)
Aerospace & Defense (0.7%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	970,651
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	969,684
Raytheon Technologies Corp. 3.700%, 12/15/23	500,000	495,216
4.050%, 05/04/47	1,000,000	847,245
4.125%, 11/16/28	1,500,000	1,441,985
		4,724,781
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	842,101
Building Products (0.4%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	835,585
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,793,964
		2,629,549
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	949,713
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,037,500
		1,987,213
Electrical Equipment (0.9%)
Flex Ltd. 4.750%, 06/15/25 (b)	1,000,000	973,936
4.875%, 06/15/29 (b)	1,000,000	952,611
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,942,636
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,781,396
		5,650,579
Environmental Control (0.2%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	957,363
Industrial Conglomerates (0.1%)
3M Co., 3.625%, 10/15/47	1,000,000	760,870
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,806,857

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	$1,000,000	$945,117
Textron, Inc. 3.875%, 03/01/25	750,000	728,212
4.300%, 03/01/24	500,000	494,710
		2,168,039
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	345,879
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	215,743
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	985,370
		1,546,992
Trucking & Leasing (0.3%)
GATX Corp. 3.250%, 03/30/25	1,000,000	949,633
4.550%, 11/07/28	1,000,000	954,010
		1,903,643
Information Technology (1.6%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	988,389
Computers (0.7%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	944,880
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,067,208
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,832,500
		4,844,588
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	733,705
IT Services (0.3%)
Global Payments, Inc. 4.800%, 04/01/26	750,000	729,223
5.300%, 08/15/29	1,500,000	1,452,354
		2,181,577
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	969,258
Oracle Corp., 3.800%, 11/15/37	1,000,000	815,052
		1,784,310
Materials (0.6%)
Chemicals (0.5%)
Mosaic Co., 5.450%, 11/15/33	200,000	194,450
	Principal	Value(a)
Sherwin-Williams Co., 3.950%, 01/15/26	$1,000,000	$967,682
Yara International ASA 3.148%, 06/04/30 (b) (c)	1,000,000	832,995
4.750%, 06/01/28 (b) (c)	1,000,000	944,143
		2,939,270
Construction Materials (0.1%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	863,253
Technology (0.7%)
Semiconductor Equipment (0.5%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,667,686
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,566,682
		3,234,368
Software (0.2%)
VMware, Inc., 1.400%, 08/15/26	1,800,000	1,587,242
Transportation (1.2%)
Passenger Airlines (0.7%)
Air Canada Pass Through Trust, Series 2015-2A, Class A, 4.125%, 06/15/29 (b) (c)	733,993	647,749
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	668,404	589,867
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (c)	302,253	298,114
Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,940,472
United Airlines Pass Through Trust Series 2013-1, Class A, 4.300%, 02/15/27	144,545	138,894
Series 2018-1, Class AA, 3.500%, 09/01/31	953,746	852,184
		4,467,280
Transport — Rail (0.5%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	492,914
Union Pacific Corp. 3.750%, 03/15/24	500,000	495,311
5.375%, 06/01/33	2,500,000	2,531,062
		3,519,287
Utilities (3.6%)
Electric Utilities (2.5%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,369,984
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	796,272

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Arizona Public Service Co., 4.350%, 11/15/45	$1,000,000	$798,950
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,981,639
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	940,034
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,090,657
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	764,653
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,739,849
Northern States Power Co., 3.750%, 12/01/47	1,000,000	756,521
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	594,157
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	810,321
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,739,858
		16,382,895
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	248,121
Gas Utilities (0.7%)
National Fuel Gas Co. 4.750%, 09/01/28	1,000,000	945,922
5.200%, 07/15/25	1,000,000	978,703
ONEOK, Inc. 4.000%, 07/13/27	500,000	467,470
4.350%, 03/15/29	1,500,000	1,395,115
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	763,455
		4,550,665
Multi-Utilities (0.1%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	630,036
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	247,499
		877,535
	Shares/ Principal	Value(a)
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	$1,000,000	$788,524
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	489,303
		1,277,827
Total corporate obligations (cost: $224,531,778)		210,390,058
Total long-term debt securities (cost: $258,071,927)		242,710,932
Mutual Funds (52.8%)
Investment Companies (52.8%)
iShares Core S&P 500 ETF	105,440	46,995,662
SFT Index 500 Fund (g)	14,224,618	274,114,718
SPDR S&P 500 ETF Trust (d)	36,170	16,033,438
Vanguard S&P 500 ETF	20,175	8,216,874
Total mutual funds (cost: $168,921,296)		345,360,692
Short-Term Securities (8.2%)
Investment Companies (8.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	53,843,636	53,843,636
Total short-term securities (cost: $53,843,636)		53,843,636
Total investments excluding purchased options (98.1%) (cost: $480,836,859)		641,915,260
Total purchased options outstanding (0.1%) (cost: $653,966)		614,600
Total investments in securities (cost: $481,490,825) (h)		642,529,860
Cash and other assets in excess of liabilities (1.8%)		11,942,254
Total net assets (100.0%)		$654,472,114

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 1.8% of net assets in foreign securities at June 30, 2023.

(c)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  Variable rate security.

(f)  Pursuant to the Fund's Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund's Liquidity Risk Management Program Administrator.

(g)  Affiliated security.

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

(h)  At June 30, 2023, the cost of investments for federal income tax purposes was $486,217,169. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$181,115,253
Gross unrealized depreciation	(20,062,460)
Net unrealized appreciation	$161,052,793

Holdings of Open Futures Contracts

On June 30, 2023, securities with an aggregate market value of $19,478,482 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2023	567	Long	$122,408,235	$127,241,887	$4,833,652

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$21	July 2023	10,150	$1,015,000	$446,600

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,315	July 2023	100	$10,000	$168,000

Call Options Written:

The Fund had the following call options written open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	July 2023	10,150	$1,015,000	$(71,050)

Put Options Written:

The Fund had the following put options written open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,865	July 2023	100	$10,000	$(22,500)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (108.3%)
Government Obligations (60.6%)
Other Government Obligations (0.8%)
Provincial or Local Government Obligations (0.8%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,232,092
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	685,000	785,531
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	646,040
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	249,587
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	313,638
		3,226,888
U.S. Government Agencies and Obligations (59.8%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	26,188	25,038
Federal Home Loan Bank (2.2%)
Federal Home Loan Banks
5.300%, 05/22/24	4,870,000	4,854,435
5.370%, 05/21/24	4,900,000	4,887,069
		9,741,504
Federal Home Loan Mortgage Corporation (7.5%)
2.000%, 11/01/51	5,099,605	4,163,227
2.000%, 12/01/51	3,750,187	3,068,204
2.500%, 04/01/28	49,960	46,246
2.500%, 01/01/52	1,853,609	1,574,225
2.500%, 03/01/52	7,721,404	6,557,433
3.000%, 08/01/42	264,621	238,304
3.000%, 12/01/42	101,202	91,173
3.000%, 01/01/43	143,446	130,888
3.000%, 02/01/43	348,793	320,233
3.000%, 04/01/43	501,704	451,881
3.000%, 10/25/46	44,042	39,725
3.000%, 02/01/52	3,512,448	3,097,330
3.500%, 10/01/25	29,785	29,211
3.500%, 05/01/32	71,977	68,963
3.500%, 03/01/42	358,539	341,490
3.500%, 08/01/42	304,217	289,751
3.500%, 05/25/45	178,680	158,927
4.000%, 09/01/40	312,026	302,490
4.000%, 11/01/40	554,646	537,520
4.000%, 02/01/41	126,633	122,736
4.000%, 03/01/41	135,546	131,375
	Principal	Value(a)
4.000%, 08/01/52	$5,264,270	$4,942,441
4.000%, 11/01/52	3,676,437	3,452,927
4.500%, 09/01/40	41,418	40,920
4.500%, 01/01/41	210,351	203,472
4.500%, 02/01/41	123,388	119,352
4.500%, 03/01/41	260,849	259,416
4.500%, 04/01/41	221,510	219,940
5.000%, 05/01/29	9,536	9,431
5.000%, 04/01/35	38,042	38,506
5.000%, 08/01/35	21,992	21,865
5.000%, 11/01/35	38,745	39,202
5.000%, 11/01/39	224,192	225,155
5.000%, 04/01/40	73,870	74,735
5.000%, 08/01/40	46,490	46,908
5.500%, 11/01/23	3,358	3,360
5.500%, 05/01/34	307,354	316,478
5.500%, 10/01/34	80,916	83,307
5.500%, 07/01/35	129,265	132,664
5.500%, 10/01/35	133,124	130,583
5.500%, 12/01/38	61,004	62,669
6.000%, 11/01/33	135,964	140,536
6.100%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	312,498	303,116
6.250%, 12/15/23	1,072	1,068
6.500%, 09/01/32	14,620	15,261
6.500%, 11/01/32	13,010	14,215
6.500%, 06/01/36	86,703	86,932
7.000%, 12/01/37	23,235	24,434
		32,770,225
Federal National Mortgage Association (28.1%)
2.000%, 11/01/51	10,000,419	8,165,747
2.000%, 07/13/53, TBA (c)	5,100,000	4,156,500
2.000%, 08/14/53, TBA (c)	11,325,000	9,231,645
2.500%, 03/01/27	69,734	65,630
2.500%, 11/01/27	117,948	111,452
2.500%, 03/01/28	91,986	86,544
2.500%, 07/01/28	123,362	116,078
2.500%, 12/01/51	2,566,045	2,194,856
2.500%, 03/01/52	2,683,972	2,276,622
2.500%, 04/01/52	4,468,494	3,799,395
2.500%, 07/13/53, TBA (c)	24,375,000	20,661,621
3.000%, 11/01/27	53,891	51,990
3.000%, 09/01/42	69,764	62,806
3.000%, 01/01/46	62,859	56,319
3.000%, 04/01/52	5,858,068	5,156,240
3.000%, 06/01/52	480,562	425,053
3.000%, 07/13/53, TBA (c)	11,075,000	9,744,270
3.000%, 08/14/53, TBA (c)	9,675,000	8,521,181
3.500%, 11/01/25	36,070	35,375
3.500%, 01/01/26	44,012	43,165
3.500%, 12/01/32	72,240	68,856
3.500%, 11/01/40	247,358	227,774
3.500%, 01/01/41	272,460	253,270
3.500%, 02/01/41	324,838	303,400
3.500%, 04/01/41	171,996	158,666

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
3.500%, 11/01/41	$934,101	$863,818
3.500%, 12/01/41	188,184	175,769
3.500%, 05/01/42	96,175	88,757
3.500%, 01/01/43	221,899	208,198
3.500%, 02/01/43	267,906	253,824
3.500%, 05/01/43	859,246	803,804
3.500%, 08/14/53, TBA (c)	3,600,000	3,283,453
4.000%, 12/01/40	37,142	36,045
4.000%, 04/01/41	544,515	518,192
4.000%, 09/01/41	141,655	137,453
4.000%, 11/01/41	86,861	84,166
4.000%, 06/01/42	250,439	241,163
4.000%, 09/01/43	155,175	148,757
4.000%, 07/13/53, TBA (c)	3,050,000	2,861,758
4.500%, 04/01/25	4,635	4,590
4.500%, 05/25/34	537,000	523,602
4.500%, 05/01/35	82,730	82,831
4.500%, 07/01/35	211,765	205,358
4.500%, 09/01/37	73,709	71,481
4.500%, 06/01/39	79,419	78,811
4.500%, 04/01/41	660,529	655,438
4.500%, 07/01/41	445,957	440,060
4.500%, 07/01/47	188,578	185,443
4.500%, 08/01/52	5,939,500	5,709,494
4.500%, 07/13/53, TBA (c)	4,225,000	4,061,281
5.000%, 07/01/23	14	14
5.000%, 11/01/33	89,348	90,427
5.000%, 03/01/34	71,138	72,123
5.000%, 05/01/34	14,644	14,549
5.000%, 12/01/34	83,480	84,486
5.000%, 07/01/35	76,773	77,393
5.000%, 08/01/35	32,714	33,149
5.000%, 03/01/38	32,050	32,338
5.000%, 04/01/38	65,407	66,104
5.000%, 06/01/39	56,690	57,293
5.000%, 12/01/39	202,070	204,212
5.000%, 06/01/40	25,924	26,160
5.000%, 04/01/41	203,384	204,446
5.000%, 07/13/53, TBA (c)	15,000,000	14,700,000
5.500%, 08/01/23	52	52
5.500%, 02/01/24	1,753	1,751
5.500%, 04/01/33	314,109	320,607
5.500%, 05/01/33	4,212	4,290
5.500%, 12/01/33	32,057	32,718
5.500%, 01/01/34	60,790	61,913
5.500%, 02/01/34	70,325	72,411
5.500%, 03/01/34	108,526	110,302
5.500%, 04/01/34	53,178	54,261
5.500%, 05/01/34	1,772	1,826
5.500%, 09/01/34	76,924	79,301
5.500%, 10/01/34	23,220	23,937
5.500%, 01/01/35	40,010	40,527
5.500%, 02/01/35	125,841	129,021
5.500%, 04/01/35	94,396	96,464
5.500%, 06/01/35	6,516	6,634
5.500%, 08/01/35	62,120	63,260
5.500%, 10/01/35	128,717	130,992
5.500%, 11/01/35	28,334	28,866
5.500%, 09/01/36	56,569	57,560
5.500%, 12/01/39	33,932	35,257
	Principal	Value(a)
5.500%, 07/13/53, TBA (c)	$6,375,000	$6,346,113
6.000%, 08/01/23	413	412
6.000%, 09/01/32	6,952	7,298
6.000%, 10/01/32	208,480	216,426
6.000%, 11/01/32	250,546	263,029
6.000%, 03/01/33	158,732	165,614
6.000%, 12/01/33	64,851	69,298
6.000%, 08/01/34	10,538	10,440
6.000%, 09/01/34	12,502	12,919
6.000%, 11/01/34	5,927	6,082
6.000%, 12/01/34	50,519	52,261
6.000%, 11/01/36	6,296	6,588
6.000%, 01/01/37	73,978	76,088
6.000%, 08/01/37	36,470	37,434
6.000%, 10/01/38	60,144	62,715
6.500%, 11/01/23	552	550
6.500%, 12/01/31	23,631	24,450
6.500%, 02/01/32	111,053	115,405
6.500%, 04/01/32	60,787	63,156
6.500%, 05/01/32	15,736	15,736
6.500%, 07/01/32	88,871	91,787
6.500%, 08/01/32	54,303	57,319
6.500%, 09/01/32	34,620	36,760
6.500%, 10/01/32	42,581	42,669
6.500%, 09/01/34	2,571	2,563
6.500%, 11/01/34	2,740	2,910
6.500%, 03/01/35	36,042	37,555
6.500%, 09/01/37	56,834	57,250
6.500%, 11/01/37	19,282	20,525
7.000%, 07/01/31	28,202	29,805
7.000%, 09/01/31	85,411	90,264
7.000%, 11/01/31	77,611	82,022
7.000%, 02/01/32	32,417	34,389
7.000%, 03/01/32	6,880	7,296
7.000%, 07/01/32	33,647	35,682
7.500%, 04/01/31	29,801	30,177
7.500%, 05/01/31	7,434	7,747
9.550%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	29,274	29,778
9.600%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	672,682	704,036
		123,665,193
Government National Mortgage Association (2.0%)
0.000%, 06/17/45 (b) (d)	114,586	1
1.000%, 12/20/42	38,371	30,649
3.000%, 03/15/45	451,926	411,502
3.000%, 04/15/45	859,429	770,686
3.000%, 05/15/45	38,910	35,448
3.250%, 04/20/33	78,842	71,599
3.250%, 03/20/35	661,459	631,251
3.250%, 11/20/35	357,924	341,611
3.250%, 01/20/36	617,470	589,370
3.500%, 11/15/40	51,199	48,121
3.500%, 04/20/46	235,432	221,135
3.750%, 03/20/46	580,379	554,538
4.000%, 07/20/31	194,966	191,280
4.000%, 04/20/39	142,623	136,747
4.000%, 12/20/40	363,738	348,832
4.000%, 01/15/41	18,746	17,525

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.000%, 02/15/41	$158,897	$151,427
4.000%, 10/15/41	99,307	94,103
4.000%, 12/20/44	44,056	42,744
4.500%, 06/15/40	116,803	116,160
4.500%, 07/20/53, TBA (c)	2,400,000	2,316,375
5.000%, 05/15/33	27,824	28,096
5.000%, 12/15/39	41,516	42,202
5.000%, 01/15/40	348,879	351,056
5.000%, 07/15/40	78,737	79,231
5.000%, 07/20/53, TBA (c)	1,125,000	1,105,313
5.500%, 07/15/38	92,790	93,308
5.500%, 10/15/38	134,717	135,684
		8,955,994
U.S. Treasury (20.0%)
U.S. Treasury Bond
2.000%, 11/15/41	19,390,000	14,163,789
3.625%, 05/15/53	8,968,000	8,605,076
3.875%, 05/15/43	15,025,000	14,635,289
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33	3,456,959	3,309,498
1.250%, 04/15/28	3,019,473	2,919,925
U.S. Treasury Note
3.375%, 05/15/33	4,070,000	3,922,463
3.625%, 05/31/28	3,190,000	3,119,222
4.000%, 06/30/28	16,390,000	16,292,684
4.250%, 05/31/25	1,696,000	1,674,270
4.625%, 06/30/25	19,305,000	19,214,508
		87,856,724
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	2,385	2,383
Total government obligations (cost: $274,196,933)		266,243,949
Asset-Backed Securities (6.5%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.850%, 07/20/34 (3-Month USD LIBOR + 1.600%) (b) (e)	875,000	850,514
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.527%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	347,674
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.800%, 04/15/26	1,400,000	1,373,903
Chase Funding Trust
Series 2002-3, Class 2A1, 5.790%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	90,139
Series 2003-2, Class 2A2, 5.710%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	112,218	108,207
	Principal	Value(a)
CIFC Funding Ltd., Series 2022-3A, Class A, 6.466%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (b) (e)	$1,250,000	$1,228,135
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	17,017
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	580,557	537,057
Series 2018-AGS, Class A2, 5.650%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (e)	172,550	170,487
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	1,218,160	1,062,833
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	509,403	428,439
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.360%, 04/15/31 (3-Month USD LIBOR + 1.100%) (b) (e)	1,000,000	985,000
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	1,850,000	1,800,196
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,054,919
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,621,322	1,370,788
HPS Loan Management Ltd., Series 2021-16A, Class A1, 6.413%, 01/23/35 (3-Month USD LIBOR + 1.140%) (b) (e)	1,150,000	1,122,449
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 5.710%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	141,357	140,273
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	720,769	648,877
Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	1,498,457	1,289,813
Series 2021-CA, Class A, 1.060%, 10/15/69 (e)	754,708	648,434
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,390,548	1,160,945
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,452,408	1,259,177

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.565%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (b) (e)	$1,100,000	$1,095,729
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.910%, 07/15/36 (3-Month USD LIBOR + 1.650%) (b) (e)	1,125,000	1,089,000
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1A, 6.640%, 01/20/34 (3-Month USD LIBOR + 1.390%) (b) (e)	675,000	666,816
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	1,525,000	1,223,467
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,707,023
Rockford Tower CLO Ltd., Series 2021-2A, Class B, 7.000%, 07/20/34 (3-Month USD LIBOR + 1.750%) (b) (e)	450,000	431,226
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	545,492	525,635
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,365,125
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.029%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	212,311	180,148
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	1,920,438	1,596,575
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	829,711
Total asset-backed securities (cost: $30,769,483)		28,405,731
Other Mortgage-Backed Securities (12.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.6%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.672%, 01/25/45 (b) (e)	75,475	68,930
	Principal	Value(a)
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	$22,356	$21,340
CIM Trust, 4.500%, 01/25/63 (b) (e)	1,770,150	1,587,829
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (e)	120,228	112,971
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (e)	1,876,619	1,607,244
CSMC Trust
Series 2013-6, Class B4, 3.355%, 08/25/43 (b) (e)	902,794	792,966
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (e)	908,247	792,359
Series 2020-RPL6, Class A1, 2.688%, 03/25/59 (b) (e)	1,824,639	1,764,665
Eagle RE Ltd., Series 2020-1, Class M1B, 6.600%, 01/25/30 (1-Month USD LIBOR + 1.450%) (b) (e) (f)	2,116,470	2,114,051
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (e)	1,541,722	1,238,051
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (e)	2,022,235	1,734,067
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (e)	2,126,836	1,807,811
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 4.308%, 07/25/44 (b) (e)	2,110,021	1,997,643
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.415%, 06/25/29 (b) (e)	85,169	74,270
Series 2016-3, Class B3, 3.289%, 10/25/46 (b) (e)	195,640	172,683
Series 2017-2, Class B4, 3.650%, 05/25/47 (b) (e)	2,780,460	2,230,160
Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (e)	3,745,355	3,211,642
Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (e)	2,400,000	1,617,380
JP Morgan Trust, Series 2015-6, Class B4, 3.521%, 10/25/45 (b) (e)	1,375,000	876,079
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	2,636	2,587

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (b) (e)	$881,190	$853,291
Series 2017-3, Class M1, 4.000%, 07/25/56 (b)	1,024,918	998,577
Series 2021-3, Class TT, 2.000%, 03/25/61	1,199,818	1,061,899
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (b)	441,116	320,140
Series 2015-1, Class B2, 3.920%, 01/25/45 (b) (e)	120,843	111,731
Series 2015-3, Class B1, 3.724%, 07/25/45 (b) (e)	189,917	175,774
Series 2015-4, Class B2, 3.129%, 11/25/30 (b) (e)	118,054	111,098
Series 2017-1, Class B3, 3.607%, 02/25/47 (b) (e)	982,806	724,940
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.601%, 04/25/47 (b) (e)	1,329,243	915,221
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (b) (e)	901,800	652,429
Series 2021-6, Class A1, 1.920%, 11/25/66 (b) (e)	1,422,831	1,152,486
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (b)	5,624	127
Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,640	82
Towd Point Mortgage Trust
Series 2015-2, Class 2M2, 4.397%, 11/25/57 (b) (e)	2,028,331	1,967,790
Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (e)	2,118,995	2,036,276
Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (e)	1,727,401	1,570,398
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.673%, 06/20/45 (b) (e)	1,560,807	1,392,182
		37,869,169
Commercial Mortgage-Backed Securities (4.0%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (b) (e)	1,350,000	1,013,960
BB-UBS Trust
Series 2012-SHOW, Class C, 4.160%, 11/05/36 (b) (e)	500,000	480,689
Series 2012-SHOW, Class D, 4.160%, 11/05/36 (b) (e)	500,000	473,470
	Principal	Value(a)
BCAP LLC Trust, Series 2015- RR2, Class 25A3, 3.095%, 10/28/36 (b) (e)	$977,960	$968,297
BX Trust, Series 2022-PSB, Class D, 9.840%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (b) (e)	740,873	738,380
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	500,000	463,287
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 6.148%, 12/15/36 (1-Month USD LIBOR + 0.955%) (b) (e)	4,000,000	3,930,116
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	919,695
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,476,860
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,108,448
Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,360,531
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,806,200
		17,739,933
Total other mortgage-backed securities (cost: $63,572,338)		55,609,102
Corporate Obligations (26.0%)
Basic Materials (0.2%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,235,000	977,789
3.468%, 12/01/50 (e)	100,000	66,382
SK Invictus Intermediate II Sarl, 5.000%, 10/30/29 (e) (f)	50,000	39,625
		1,083,796
Communications (1.9%)
Cable/Satellite TV (0.4%)
Charter Communications Operating LLC/Charter Communications Operating Capital 2.800%, 04/01/31	1,130,000	908,544
4.800%, 03/01/50	1,000,000	754,063
		1,662,607

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Interactive Media & Services (0.0%)
Northwest Fiber LLC/ Northwest Fiber Finance Sub, Inc., 4.750%, 04/30/27 (e)	$50,000	$44,062
Media (0.4%)
Cable One, Inc., 4.000%, 11/15/30 (e)	162,000	126,360
CSC Holdings LLC
5.375%, 02/01/28 (e)	200,000	160,750
5.750%, 01/15/30 (e)	200,000	94,000
6.500%, 02/01/29 (e)	554,000	446,663
7.500%, 04/01/28 (e)	50,000	28,500
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	441,993
VZ Secured Financing BV, 5.000%, 01/15/32 (e) (f)	385,000	315,219
		1,613,485
Software (0.2%)
Meta Platforms, Inc.
4.450%, 08/15/52	255,000	221,175
5.600%, 05/15/53	680,000	698,831
		920,006
Telecommunication (0.5%)
AT&T, Inc., 3.550%, 09/15/55	787,000	548,955
CommScope, Inc., 4.750%, 09/01/29 (e)	264,000	207,900
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	579,557
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	452,000	437,310
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	151,000	137,221
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	113,706
		2,024,649
Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	475,000	470,665
T-Mobile USA, Inc.
2.550%, 02/15/31	1,500,000	1,246,279
2.625%, 04/15/26	250,000	231,957
		1,948,901
Consumer Cyclical (0.7%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
5.050%, 03/15/42	1,000,000	834,583
5.141%, 03/15/52	1,500,000	1,214,977
		2,049,560
	Principal	Value(a)
Retail (0.2%)
Alimentation Couche-Tard, Inc., 3.800%, 01/25/50 (e) (f)	$500,000	$359,800
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30 (e)	113,000	95,768
FirstCash, Inc., 5.625%, 01/01/30 (e)	254,000	228,918
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	229,322
		913,808
Consumer, Non-cyclical (2.6%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	26,369
6.125%, 07/27/27 (e) (f)	470,000	470,849
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	888,965
		1,386,183
Beverages (0.0%)
Triton Water Holdings, Inc., 6.250%, 04/01/29 (e)	252,000	215,775
Biotechnology (0.4%)
Amgen, Inc.
5.250%, 03/02/33	445,000	445,614
5.600%, 03/02/43	445,000	444,107
5.650%, 03/02/53	445,000	450,200
Grifols Escrow Issuer SA, 4.750%, 10/15/28 (e) (f)	386,000	332,925
		1,672,846
Commercial Services (0.1%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (c) (e)	45,000	40,725
Upbound Group, Inc., 6.375%, 02/15/29 (e)	54,000	47,925
WASH Multifamily Acquisition, Inc., 5.750%, 04/15/26 (e)	236,000	219,480
		308,130
Food (0.2%)
JBS USA LUX SA/ JBS USA Food Co./ JBS USA Finance, Inc., 5.750%, 04/01/33 (e) (f)	830,000	776,050
Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,042,800
6.250%, 07/01/33	60,000	58,050
		1,100,850
Health Care Providers & Services (0.2%)
IQVIA, Inc., 5.700%, 05/15/28 (e)	825,000	816,750

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (e)	$365,000	$270,100
		1,086,850
Household Products (0.0%)
Spectrum Brands, Inc., 5.500%, 07/15/30 (e)	132,000	120,450
Pharmaceuticals (1.1%)
BAT Capital Corp.
2.726%, 03/25/31	750,000	595,671
4.540%, 08/15/47	1,000,000	734,217
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,419,888
4.400%, 07/15/44 (e)	1,000,000	793,680
CVS Health Corp., 5.050%, 03/25/48	1,000,000	918,851
Kevlar SpA, 6.500%, 09/01/29 (e) (f)	375,000	320,481
		4,782,788
Energy (1.6%)
Oil & Gas (0.4%)
Archrock Partners LP/ Archrock Partners Finance Corp., 6.250%, 04/01/28 (e)	50,000	46,500
Ecopetrol SA, 8.875%, 01/13/33 (f)	40,000	39,250
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	463,125
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	827,913
Qatar Energy, 2.250%, 07/12/31 (f)	200,000	167,504
Transocean Titan Financing Ltd., 8.375%, 02/01/28 (e) (f)	350,000	356,125
		1,900,417
Pipelines (1.2%)
Energy Transfer LP
5.000%, 05/15/50	93,000	78,486
6.850%, 02/15/40	1,850,000	1,863,385
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	443,550	378,584
Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/29	500,000	435,968
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	256,000	231,680
Sabine Pass Liquefaction LLC, Series WI, 4.500%, 05/15/30	20,000	18,925
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,702,596
	Principal	Value(a)
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	$156,000	$134,550
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (e)	50,000	40,750
4.125%, 08/15/31 (e)	360,000	307,800
6.250%, 01/15/30 (e)	125,000	123,281
		5,316,005
Financial (13.4%)
Banks (9.6%)
ABN AMRO Bank NV, 2.470%, 12/13/29 (1 year CMT + 1.100%) (b) (e) (f)	500,000	417,724
Bank of America Corp.
2.496%, 02/13/31 (3-Month USD TERM SOFR + 1.252%) (b)	1,000,000	833,799
2.572%, 10/20/32 (SOFRRATE + 1.210%) (b)	685,000	555,309
3.194%, 07/23/30 (3-Month USD TERM SOFR + 1.442%) (b)	2,410,000	2,120,352
3.974%, 02/07/30 (3-Month USD TERM SOFR + 1.472%) (b)	1,630,000	1,505,489
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,457,168
2.520%, 11/03/32 (SOFRRATE + 1.177%) (b)	750,000	603,061
2.666%, 01/29/31 (SOFRRATE + 1.146%) (b)	1,000,000	842,677
3.057%, 01/25/33 (SOFRRATE + 1.351%) (b)	330,000	274,212
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (b)	300,000	267,806
2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	3,785,000	3,027,349
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (b) (f)	1,000,000	855,914
2.357%, 08/18/31 (SOFRRATE + 1.947%) (b) (f)	1,770,000	1,403,785
6.332%, 03/09/44 (SOFRRATE + 2.650%) (b) (f)	845,000	870,711
JPMorgan Chase & Co.
0.969%, 06/23/25 (3-Month USD TERM SOFR + 0.580%) (b)	1,000,000	948,939

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (b)	$2,500,000	$2,226,152
1.470%, 09/22/27 (SOFRRATE + 0.765%) (b)	1,500,000	1,323,825
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (b)	865,000	716,295
Lloyds Banking Group PLC
1.627%, 05/11/27 (1 year CMT + 0.850%) (b) (f)	500,000	441,934
3.574%, 11/07/28 (3-Month USD LIBOR + 1.205%) (b) (f)	1,000,000	904,676
4.976%, 08/11/33 (1 year CMT + 2.300%) (b) (f)	495,000	461,616
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (b)	800,000	747,568
1.928%, 04/28/32 (SOFRRATE + 1.020%) (b)	1,354,000	1,051,862
NatWest Group PLC, 4.269%, 03/22/25 (3-Month USD LIBOR + 1.762%) (b) (f)	460,000	451,867
PNC Financial Services Group, Inc., 5.068%, 01/24/34 (SOFRRATE + 1.933%) (b)	600,000	573,218
Santander UK Group Holdings PLC
1.089%, 03/15/25 (SOFRRATE + 0.787%) (b) (f)	540,000	517,301
2.469%, 01/11/28 (SOFRRATE + 1.220%) (b) (f)	2,000,000	1,742,302
U.S. Bancorp
3.000%, 07/30/29	765,000	645,407
4.839%, 02/01/34 (SOFRRATE + 1.600%) (b)	320,000	299,457
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (b)	800,000	650,000
5.836%, 06/12/34 (SOFRRATE + 2.260%) (b)	255,000	255,273
5.850%, 10/21/33 (SOFRRATE + 2.090%) (b)	210,000	210,381
UBS Group AG
2.593%, 09/11/25 (SOFRRATE + 1.560%) (b) (e) (f)	555,000	525,964
3.091%, 05/14/32 (SOFRRATE + 1.730%) (b) (e) (f)	3,795,000	3,054,038
	Principal	Value(a)
6.373%, 07/15/26 (SOFRRATE + 3.340%) (b) (e) (f)	$445,000	$441,885
6.537%, 08/12/33 (SOFRRATE + 3.920%) (b) (e) (f)	320,000	324,000
9.016%, 11/15/33 (SOFRRATE + 5.020%) (b) (e) (f)	1,760,000	2,111,660
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	3,730,000	3,306,436
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.431%) (b)	1,000,000	864,308
3.000%, 10/23/26	1,100,000	1,019,631
4.897%, 07/25/33 (SOFRRATE + 2.100%) (b)	195,000	186,900
		42,038,251
Finance (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 01/30/32 (f)	1,500,000	1,222,521
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,273,200
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e) (f)	1,500,000	1,262,040
GGAM Finance Ltd., 8.000%, 06/15/28 (e) (f)	221,000	220,171
Jane Street Group/ JSG Finance, Inc., 4.500%, 11/15/29 (e)	150,000	129,000
		4,106,932
Financial Services (0.4%)
Helios Leasing I LLC, 1.825%, 05/16/25	27,370	26,359
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (e) (f)	2,075,000	1,640,724
		1,667,083
Insurance (0.9%)
Acrisure LLC/Acrisure Finance, Inc., 7.000%, 11/15/25 (e)	48,000	46,440
Athene Global Funding, 1.985%, 08/19/28 (e)	1,000,000	802,036
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (b) (e)	500,000	393,406
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	285,498

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	$2,125,000	$1,752,494
Willis North America, Inc., 5.350%, 05/15/33	670,000	650,737
		3,930,611
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, 05/15/27	206,000	176,645
6.250%, 05/15/26	150,000	136,875
6.375%, 12/15/25	50,000	46,438
		359,958
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	1,000,000	851,657
Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	705,000	445,787
3.950%, 11/01/27	65,000	46,881
5.950%, 02/15/28	25,000	19,750
		512,418
REITS-Storage (0.0%)
Life Storage LP, 2.400%, 10/15/31	70,000	55,454
Residential REITs (0.1%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	60,000	45,622
2.700%, 01/15/34	460,000	346,364
		391,986
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (b) (e) (f)	500,000	448,392
Specialized REITs (1.0%)
American Tower Corp.
2.700%, 04/15/31	920,000	761,915
5.550%, 07/15/33	565,000	566,227
Extra Space Storage LP, 2.550%, 06/01/31	575,000	463,647
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	7,000	5,605
4.000%, 01/15/30	465,000	399,114
5.300%, 01/15/29	1,000,000	937,631
Hudson Pacific Properties LP, 4.650%, 04/01/29	110,000	77,962
VICI Properties LP
4.950%, 02/15/30	10,000	9,338
5.625%, 05/15/52	100,000	89,750
	Principal	Value(a)
VICI Properties LP/ VICI Note Co., Inc.
3.750%, 02/15/27 (e)	$20,000	$18,300
3.875%, 02/15/29 (e)	1,470,000	1,286,250
4.125%, 08/15/30 (e)	17,000	14,918
4.500%, 01/15/28 (e)	17,000	15,576
		4,646,233
Health Care (1.6%)
Health Care Providers & Services (1.6%)
Centene Corp.
3.000%, 10/15/30	1,087,000	904,927
4.250%, 12/15/27	715,000	669,597
CommonSpirit Health, 4.350%, 11/01/42 (c)	405,000	346,253
HCA, Inc.
3.500%, 09/01/30	650,000	569,563
3.625%, 03/15/32 (e)	1,513,000	1,312,491
4.625%, 03/15/52 (e)	400,000	328,305
New York & Presbyterian Hospital, 2.256%, 08/01/40	1,175,000	787,994
NYU Langone Hospitals, Series 2020, 3.380%, 07/01/55	1,829,000	1,285,714
Sinai Health System, 3.034%, 01/20/36	1,115,000	995,391
		7,200,235
Industrials (0.5%)
Construction & Engineering (0.0%)
Artera Services LLC, 9.033%, 12/04/25 (e)	162,000	140,940
Containers & Packaging (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 08/15/27 (e) (f)	446,000	375,755
Berry Global, Inc., 5.500%, 04/15/28 (e)	1,000,000	983,750
		1,359,505
Environmental Control (0.1%)
Waste Pro USA, Inc., 5.500%, 02/15/26 (e)	354,000	327,007
Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	75,600
Transport Services (0.1%)
Transnet SOC Ltd., 8.250%, 02/06/28 (e) (f)	200,000	194,000
Information Technology (0.7%)
Computers (0.1%)
NCR Corp., 5.125%, 04/15/29 (e)	489,000	432,765

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
IT Services (0.1%)
Global Payments, Inc.
5.400%, 08/15/32	$225,000	$219,203
5.950%, 08/15/52	293,000	279,781
		498,984
Software (0.5%)
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	86,275
Oracle Corp.
3.600%, 04/01/50	1,000,000	712,368
3.850%, 07/15/36	500,000	416,717
3.950%, 03/25/51	600,000	453,752
6.500%, 04/15/38	160,000	170,940
6.900%, 11/09/52	105,000	117,566
		1,957,618
Technology (0.1%)
Semiconductor Equipment (0.1%)
Broadcom, Inc., 3.419%, 04/15/33 (e)	500,000	416,921
Transport-Services (0.1%)
Passenger Airlines (0.1%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	719,311	651,861
Utilities (2.6%)
Electric Utilities (1.7%)
Arizona Public Service Co., 5.550%, 08/01/33	465,000	465,670
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,101,825
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	452,251
Eversource Energy, Series N, 3.800%, 12/01/23	950,000	942,864
FirstEnergy Corp., 2.650%, 03/01/30	266,000	224,032
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	1,841,246
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,480,003
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (e)	490,000	434,626
Puget Sound Energy, Inc., 5.448%, 06/01/53	450,000	453,537
		7,396,054
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,260,843
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	956,172
	Principal	Value(a)
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	$1,105,000	$1,053,845
4.400%, 05/30/47	775,000	645,739
		3,916,599
Total corporate obligations (cost: $122,569,806)		114,504,282
Bank Loans (1.9%)
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.967%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (b) (c) (e)	9,706	8,942
Acrisure LLC, 2020 Term Loan B, 8.693%, 02/15/27 (1-Month USD LIBOR + 3.500%) (b) (e)	247,442	240,122
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 8.896%, 07/31/28 (1-Month USD LIBOR + 3.750%) (b) (e)	247,500	242,086
Amentum Government Services Holdings LLC, Term Loan B, 9.217%, 01/29/27 (1-Month USD TERM SOFR + 4.000%) (b) (e)	247,449	243,119
American Airlines, Inc., 2021 Term Loan, 10.000%, 04/20/28 (3-Month USD LIBOR + 4.750%) (b) (e)	29,399	30,035
Arches Buyer, Inc., 2021 Term Loan B, 8.453%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (b) (e)	37,852	36,374
Asurion LLC 2018 Term Loan B7, 8.538%, 11/03/24 (b) (c) (e)	14,386	14,360
2022 Term Loan B10, 9.203%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (b) (e)	248,125	234,271
Bausch & Lomb, Inc., Term Loan, 8.592%, 05/10/27 (3-Month USD TERM SOFR + 3.250%) (b) (e)	39,919	38,703
CDK Global, Inc., 2022 USD Term Loan B, 9.492%, 07/06/29 (3-Month USD TERM SOFR + 4.250%) (b) (e)	248,750	247,874

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Chemours Co., 2018 USD Term Loan B, 6.953%, 04/03/25 (1-Month USD TERM SOFR + 1.750%) (b) (e)	$7,194	$7,122
City Brewing Co. LLC, Closing Date Term Loan, 8.760%, 04/05/28 (3-Month USD LIBOR + 3.500%) (b) (c) (e)	35,376	22,817
CommScope, Inc., 2019 Term Loan B, 8.467%, 04/06/26 (1-Month USD LIBOR + 3.250%) (b) (e)	247,429	236,542
Corporation Service Co., Term Loan B, 8.453%, 11/02/29 (1-Month USD TERM SOFR + 3.250%) (b) (e)	238,750	238,929
Crown Finance US, Inc., 2022 DIP Term Loan, 15.238%, 09/07/23 (1-Month USD TERM SOFR + 10.000%) (b) (e)	106,781	107,804
CSC Holdings LLC, 2019 Term Loan B5, 7.693%, 04/15/27 (b) (c) (e)	63,801	55,613
Dave & Buster's, Inc., 2023 Term Loan, 9.000%, 06/29/29 (1-Month USD TERM SOFR + 5.000%) (b) (c) (e)	22,090	21,979
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.992%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (b) (e)	21,281	20,589
Delos Finance SARL, 2018 Term Loan B, 7.288%, 10/06/23 (3-Month USD LIBOR + 1.750%) (b) (c) (e)	22,940	22,915
DirecTV Financing LLC, Term Loan, 10.217%, 08/02/27 (1-Month USD Term SOFR + 5.000%) (b) (e)	225,871	220,628
Entegris, Inc., 2023 Term Loan B, 7.989%, 07/06/29 (1-Month USD TERM SOFR + 2.750%, 3-Month USD TERM SOFR + 2.750%) (b) (e)	31,190	31,185
Fertitta Entertainment LLC, 2022 Term Loan B, 9.103%, 01/27/29 (1-Month USD TERM SOFR + 4.000%) (b) (e)	247,494	244,207
	Principal	Value(a)
Filtration Group Corp., 2023 USD Term Loan, 9.326%, 10/21/28 (1-Month USD TERM SOFR + 4.250%) (b) (c) (e)	$30,273	$30,178
Formula One Holdings Ltd., Term Loan B, 8.103%, 01/15/30 (1-Month USD TERM SOFR + 3.000%) (b) (e)	8,453	8,443
Frontier Communications Corp., 2021 1st Lien Term Loan, 9.000%, 05/01/28 (1-Month USD LIBOR + 3.750%) (b) (e)	34,057	33,007
Gainwell Acquisition Corp., Term Loan B, 9.342%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (b) (e)	247,462	243,131
Genesee & Wyoming, Inc., Term Loan, 7.342%, 12/30/26 (3-Month USD TERM SOFR + 2.000%) (b) (e)	18,778	18,741
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.414%, 11/15/27 (1-Month USD LIBOR + 2.000%) (b) (c) (e)	50,000	49,170
H Food Holdings LLC, 2018 Term Loan B, 9.269%, 05/23/25 (6-Month USD LIBOR + 3.688%) (b) (e)	17,409	15,271
Hilton Domestic Operating Co., Inc., 2019 Term Loan B2, 6.939%, 06/22/26 (1-Month USD TERM SOFR + 1.750%) (b) (e)	17,955	17,925
Hostess Brands LLC, 2023 Term Loan B, 7.742%, 06/21/30 (3-Month USD LIBOR + 2.250%) (b) (c) (e)	106,743	106,209
ICON Luxembourg SARL, LUX Term Loan, 7.754%, 07/03/28 (3-Month USD TERM SOFR + 2.250%) (b) (e)	60,597	60,559
II-VI, Inc., 2022 Term Loan B, 7.967%, 07/02/29 (1-Month USD TERM SOFR + 2.750%) (b) (e)	245,182	244,569

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 9.444%, 02/01/29 (3-Month USD TERM SOFR + 4.250%) (b) (e)	$225,668	$224,352
IQVIA, Inc., 2018 USD Term Loan B3, 7.288%, 06/11/25 (1-Month USD LIBOR + 1.750%) (b) (e)	70,364	70,288
Jazz Financing Lux SARL, USD Term Loan, 8.864%, 05/05/28 (1-Month USD LIBOR + 3.500%) (b) (e)	223,037	222,723
KFC Holding Co., 2021 Term Loan B, 6.896%, 03/15/28 (1-Month USD LIBOR + 1.750%) (b) (e)	59,269	58,676
Medline Borrower LP, USD Term Loan B, 8.353%, 10/23/28 (1-Month USD Term SOFR + 3.250%) (b) (e)	147,998	146,200
MH Sub I LLC, 2023 Term Loan, 9.353%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (b) (e)	44,381	42,458
Naked Juice LLC, 2nd Lien Term Loan, 11.342%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (b) (e)	38,193	30,196
Naked Juice LLC, Term Loan, 8.300%, 01/24/29 (1-Month USD TERM SOFR + 3.250%, 3-Month USD TERM SOFR + 3.250%) (b) (e)	248,120	230,530
NortonLifeLock, Inc., 2021 Term Loan A, 6.953%, 09/10/27 (1-Month USD TERM SOFR + 1.750%) (b) (e)	140,508	137,347
Open Text Corp.
2022 Term Loan B, 8.584%, 01/31/30 (1-Month USD TERM SOFR + 3.500%) (b) (c) (e)	45,861	45,935
Term Loan B, 6.952%, 05/30/25 (1-Month USD TERM SOFR + 1.750%) (b) (c) (e)	35,479	35,468
	Principal	Value(a)
Oracle Corp., Term Loan A1, 6.777%, 08/16/27 (1-Month USD TERM SOFR + 1.600%) (b) (c) (e)	$273,318	$270,585
Organon & Co., USD Term Loan, 8.250%, 06/02/28 (1-Month USD LIBOR + 3.000%) (b) (e)	455,626	454,772
Patriot Container Corp., 2018 1st Lien Term Loan, 8.834%, 03/20/25 (1-Month USD TERM SOFR + 3.750%) (b) (c) (e)	9,706	8,917
Peraton Corp., Term Loan B, 8.953%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	256,531	251,537
Playtika Holding Corp., 2021 Term Loan, 7.943%, 03/13/28 (1-Month USD LIBOR + 2.750%) (b) (e)	247,468	246,308
PRA Health Sciences, Inc., US Term Loan, 7.754%, 07/03/28 (3-Month USD TERM SOFR + 2.250%) (b) (e)	15,098	15,088
Pre-Paid Legal Services, Inc., 2021 Term Loan, 8.943%, 12/15/28 (1-Month USD LIBOR + 3.750%) (b) (e)	247,494	243,596
Proofpoint, Inc., 1st Lien Term Loan, 8.467%, 08/31/28 (1-Month USD TERM SOFR + 3.250%) (b) (e)	247,487	241,781
RealPage, Inc., 1st Lien Term Loan, 8.217%, 04/24/28 (1-Month USD LIBOR + 3.000%) (b) (e)	21,778	21,261
Renaissance Holding Corp., 2023 Refi Term Loan, 9.992%, 04/05/30 (1-Month USD TERM SOFR + 4.750%) (b) (e)	56,770	56,025
SBA Senior Finance II LLC, 2018 Term Loan B, 6.950%, 04/11/25 (1-Month USD LIBOR + 1.750%) (b) (e)	346,034	345,849
Scientific Games International, Inc., 2022 USD Term Loan, 8.248%, 04/14/29 (1-Month USD TERM SOFR + 3.000%) (b) (e)	247,500	246,793

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Spin Holdco, Inc., 2021 Term Loan, 9.230%, 03/04/28 (3-Month USD LIBOR + 4.000%) (b) (e)	$247,468	$209,111
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 9.092%, 10/01/26 (3-Month USD TERM SOFR + 3.750%) (b) (e)	247,468	245,818
TransDigm, Inc., 2023 Term Loan I, 8.492%, 08/24/28 (3-Month USD TERM SOFR + 3.250%) (b) (e)	111,681	111,529
TruGreen LP, 2020 Term Loan, 9.203%, 11/02/27 (1-Month USD LIBOR + 4.000%) (b) (e)	247,462	227,046
United Airlines, Inc., 2021 Term Loan B, 9.292%, 04/21/28 (3-Month USD LIBOR + 3.750%) (b) (e)	196,965	196,571
Whatabrands LLC, 2021 Term Loan B, 8.467%, 08/03/28 (1-Month USD LIBOR + 3.250%) (b) (e)	247,487	245,863
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 7.950%, 05/18/25 (1-Month USD LIBOR + 2.750%) (b) (c) (e)	41,377	41,233
Zayo Group Holdings, Inc., USD Term Loan, 8.217%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (b) (e)	300,000	234,643
Total Bank Loans (cost: $8,517,445)		8,551,918
Foreign Bonds (0.7%)
Brazilian Government International Bond, 3.875%, 06/12/30 (f)	200,000	177,117
Colombia Government International Bond, 3.000%, 01/30/30 (f)	300,000	232,919
Dominican Republic International Bond, 4.875%, 09/23/32 (f)	150,000	127,125
Hungary Government International Bond, 2.125%, 09/22/31 (f)	250,000	193,124
Mexico Government International Bond, 2.659%, 05/24/31 (f)	600,000	496,256
	Shares/ Principal	Value(a)
Panama Government International Bond, 2.252%, 09/29/32 (f)	$500,000	$380,625
Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/30 (e) (f)	500,000	443,750
Peruvian Government International Bond, 2.844%, 06/20/30 (f)	400,000	348,566
Republic of Poland Government International Bond, 5.750%, 11/16/32 (f)	22,000	23,056
Republic of South Africa Government International Bond, 4.850%, 09/30/29 (f)	200,000	175,500
Romanian Government International Bond, 3.000%, 02/14/31 (f)	300,000	248,100
Total Foreign Bonds (cost: $2,846,432)		2,846,138
Total long-term debt securities (cost: $502,472,437)		476,161,120
Short-Term Securities (10.6%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	2,951,126	2,951,126
U.S. Government Agencies and Obligations (9.9%)
U.S. Treasury Bill
4.454%, 07/20/23 (c)	32,640,000	32,562,163
4.882%, 08/03/23	813,000	809,398
5.288%, 10/12/23	2,235,000	2,202,425
5.317%, 10/19/23	8,430,000	8,298,239
Total U.S. Government Agencies and Obligations (cost: $43,872,461)		43,872,225
Total short-term securities (cost: $46,823,587)		46,823,351
Total investments in securities (cost: $549,296,024) (g)		522,984,471
Liabilities in excess of cash and other assets (-18.9%)		(83,265,571)
Total net assets (100.0%)		$439,718,900

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2023, the total cost of investments issued on a when-issued or forward commitment basis was $109,666,615.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)  Foreign security: the Fund held 6.6% of net assets in foreign securities at June 30, 2023.

(g)  At June 30, 2023, the cost of investments for federal income tax purposes was $548,135,761. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,610,391
Gross unrealized depreciation	(28,443,821)
Net unrealized depreciation	$(26,833,430)

Holdings of Open Futures Contracts

On June 30, 2023, $1,154,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	September 2023	491	Long	$101,304,036	$99,841,781	$(1,462,255)
5 Year U.S. Treasury Note	September 2023	104	Long	11,351,740	11,137,750	(213,990)
10 Year U.S. Ultra	September 2023	2	Long	241,004	236,875	(4,129)
U.S. Ultra Bond	September 2023	7	Long	955,297	953,531	(1,766)
					$112,169,937	$(1,682,140)

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (2.2%)
Entertainment (2.2%)
Electronic Arts, Inc.	98,854	$12,821,364
Consumer Discretionary (13.0%)
Automobiles (2.3%)
Ferrari NV (b)	40,991	13,330,683
Broadline Retail (5.8%)
Amazon.com, Inc. (c)	256,324	33,414,397
Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc. (c)	2,763	7,461,012
Specialty Retail (0.6%)
Home Depot, Inc.	11,492	3,569,875
Textiles, Apparel & Luxury Goods (3.0%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	50,187	9,477,313
NIKE, Inc. Class B	73,149	8,073,455
		17,550,768
Consumer Staples (2.7%)
Beverages (2.5%)
Coca-Cola Co.	243,821	14,682,901
Personal Products (0.2%)
Estee Lauder Cos., Inc. Class A	3,970	779,628
Financial (10.8%)
Capital Markets (5.0%)
Intercontinental Exchange, Inc.	135,119	15,279,256
S&P Global, Inc.	34,848	13,970,215
		29,249,471
IT Services (5.8%)
Visa, Inc. Class A	142,423	33,822,614
Health Care (11.9%)
Health Care Equipment & Supplies (3.5%)
Cooper Cos., Inc.	28,507	10,930,439
Intuitive Surgical, Inc. (c)	27,513	9,407,795
		20,338,234
Health Care Providers & Services (3.8%)
UnitedHealth Group, Inc.	45,502	21,870,082
Health Care Technology (1.0%)
Veeva Systems, Inc. Class A (c)	30,770	6,084,152
Life Sciences Tools & Services (2.7%)
Danaher Corp.	65,484	15,716,160
Pharmaceuticals (0.9%)
Zoetis, Inc.	31,715	5,461,640
Industrials (12.4%)
Commercial Services & Supplies (0.8%)
Waste Connections, Inc. (b)	33,579	4,799,446
	Shares	Value(a)
Ground Transportation (2.0%)
JB Hunt Transport Services, Inc.	49,593	$8,977,821
Union Pacific Corp.	12,482	2,554,067
		11,531,888
IT Services (1.8%)
Broadridge Financial Solutions, Inc.	61,855	10,245,044
Professional Services (7.8%)
CoStar Group, Inc. (c)	248,389	22,106,621
Equifax, Inc.	51,811	12,191,128
TransUnion	76,064	5,958,093
Verisk Analytics, Inc.	23,211	5,246,383
		45,502,225
Information Technology (46.6%)
Communications Equipment (3.5%)
Motorola Solutions, Inc.	69,750	20,456,280
Computer Peripherals (8.2%)
Apple, Inc.	245,746	47,667,352
Interactive Media & Services (6.0%)
Alphabet, Inc. Class A (c)	247,955	29,680,214
Alphabet, Inc. Class C (c)	42,161	5,100,216
		34,780,430
IT Services (4.2%)
VeriSign, Inc. (c)	108,747	24,573,559
Semiconductors & Semiconductor Equipment (4.6%)
NVIDIA Corp.	62,979	26,641,376
Software (20.1%)
Adobe, Inc. (c)	19,286	9,430,661
Autodesk, Inc. (c)	29,780	6,093,286
Intuit, Inc.	29,128	13,346,159
Microsoft Corp.	232,504	79,176,912
Salesforce, Inc. (c)	41,174	8,698,419
		116,745,437
Total common stocks (cost: $332,375,399)		579,096,018
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	2,221,491	2,221,491
Total short-term securities (cost: $2,221,491)		2,221,491
Total investments in securities (cost: $334,596,890) (d)		581,317,509
Liabilities in excess of cash and other assets (0.0%)		(152,616)
Total net assets (100.0%)		$581,164,893

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 4.8% of net assets in foreign securities at June 30, 2023.

(c)  Non-income producing security.

(d)  At June 30, 2023, the cost of investments for federal income tax purposes was $335,200,914. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$249,658,111
Gross unrealized depreciation	(3,541,516)
Net unrealized appreciation	$246,116,595

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Iridium Communications, Inc.	38,990	$2,422,059
Consumer Discretionary (14.0%)
Automobile Components (2.3%)
Fox Factory Holding Corp. (b)	10,875	1,180,046
Visteon Corp. (b)	16,348	2,347,736
		3,527,782
Entertainment (1.1%)
IMAX Corp. (b) (c)	95,779	1,627,285
Hotels, Restaurants & Leisure (7.7%)
First Watch Restaurant Group, Inc. (b)	49,966	844,425
Marriott Vacations Worldwide Corp.	9,196	1,128,533
Monarch Casino & Resort, Inc.	12,246	862,731
Red Rock Resorts, Inc. Class A	67,373	3,151,709
Texas Roadhouse, Inc.	32,159	3,610,813
Wingstop, Inc.	11,488	2,299,438
		11,897,649
Household Durables (1.3%)
Meritage Homes Corp.	14,439	2,054,237
Specialty Retail (1.6%)
Boot Barn Holdings, Inc. (b)	29,575	2,504,707
Consumer Staples (2.3%)
Beverages (1.5%)
Duckhorn Portfolio, Inc. (b)	40,944	531,044
MGP Ingredients, Inc.	17,129	1,820,470
		2,351,514
Personal Products (0.8%)
BellRing Brands, Inc. (b)	35,082	1,284,001
Energy (3.7%)
Energy Equipment & Services (3.2%)
Cactus, Inc. Class A	47,259	2,000,001
Weatherford International PLC (b) (c)	43,240	2,872,001
		4,872,002
Oil, Gas & Consumable Fuels (0.5%)
SM Energy Co.	26,723	845,248
Financial (5.8%)
Capital Markets (1.6%)
Houlihan Lokey, Inc.	24,770	2,435,139
Commercial Banks (0.8%)
Seacoast Banking Corp. of Florida	54,035	1,194,173
Financial Services (1.1%)
Flywire Corp. (b)	56,868	1,765,183
	Shares	Value(a)
Insurance (2.3%)
Kinsale Capital Group, Inc.	9,556	$3,575,855
Health Care (22.5%)
Biotechnology (4.4%)
Halozyme Therapeutics, Inc. (b)	46,753	1,686,381
Insmed, Inc. (b)	63,456	1,338,921
PTC Therapeutics, Inc. (b)	18,327	745,359
Vericel Corp. (b)	80,854	3,037,685
		6,808,346
Health Care Equipment & Supplies (6.1%)
Axonics, Inc. (b)	25,174	1,270,532
Inmode Ltd. (b) (c)	79,076	2,953,488
Penumbra, Inc. (b)	6,746	2,321,029
TransMedics Group, Inc. (b)	34,248	2,876,147
		9,421,196
Health Care Providers & Services (6.0%)
Acadia Healthcare Co., Inc. (b)	34,724	2,765,419
Progyny, Inc. (b)	98,764	3,885,376
R1 RCM, Inc. (b)	138,141	2,548,702
		9,199,497
Health Care Technology (1.8%)
Evolent Health, Inc. Class A (b)	92,254	2,795,296
Life Sciences Tools & Services (1.6%)
CryoPort, Inc. (b)	97,366	1,679,564
Cytek Biosciences, Inc. (b)	83,295	711,339
		2,390,903
Pharmaceuticals (2.6%)
Harmony Biosciences Holdings, Inc. (b)	59,571	2,096,304
Pacira BioSciences, Inc. (b)	48,288	1,934,900
		4,031,204
Industrials (19.3%)
Aerospace & Defense (2.0%)
Parsons Corp. (b)	63,965	3,079,275
Building Products (0.9%)
AAON, Inc.	14,557	1,380,149
Commercial Services & Supplies (3.8%)
Casella Waste Systems, Inc. Class A (b)	19,186	1,735,374
Clean Harbors, Inc. (b)	24,951	4,102,693
		5,838,067
Electrical Equipment (3.5%)
EnerSys	26,650	2,892,058
Shoals Technologies Group, Inc. Class A (b)	98,347	2,513,749
		5,405,807
Ground Transportation (1.4%)
Saia, Inc. (b)	6,198	2,122,257

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Machinery (2.1%)
Chart Industries, Inc. (b)	3,455	$552,075
Federal Signal Corp.	41,007	2,625,678
		3,177,753
Marine Transportation (1.8%)
Kirby Corp. (b)	37,104	2,855,153
Professional Services (2.0%)
CBIZ, Inc. (b)	57,816	3,080,437
Trading Companies & Distributors (1.8%)
SiteOne Landscape Supply, Inc. (b)	16,340	2,734,662
Information Technology (26.4%)
Communications Equipment (1.3%)
Calix, Inc. (b)	40,585	2,025,597
Computer Peripherals (1.2%)
Super Micro Computer, Inc. (b)	7,241	1,804,819
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.	17,495	1,673,397
IT Services (1.6%)
Shift4 Payments, Inc. Class A (b)	36,443	2,474,844
Semiconductors & Semiconductor Equipment (5.9%)
Allegro MicroSystems, Inc. (b)	79,347	3,581,723
Onto Innovation, Inc. (b)	16,166	1,882,854
Power Integrations, Inc.	17,900	1,694,593
Rambus, Inc. (b)	15,163	973,010
Silicon Laboratories, Inc. (b)	5,724	902,904
		9,035,084
	Shares	Value(a)
Software (15.3%)
Box, Inc. Class A (b)	79,747	$2,342,967
CyberArk Software Ltd. (b) (c)	24,079	3,764,270
DoubleVerify Holdings, Inc. (b)	130,737	5,088,284
Instructure Holdings, Inc. (b)	67,809	1,706,074
Jamf Holding Corp. (b)	42,653	832,587
Paycor HCM, Inc. (b)	123,041	2,912,381
Smartsheet, Inc. Class A (b)	57,057	2,183,001
Sprout Social, Inc. Class A (b)	46,808	2,160,657
Tenable Holdings, Inc. (b)	60,373	2,629,244
		23,619,465
Materials (2.3%)
Metals & Mining (2.3%)
ATI, Inc. (b)	79,814	3,530,173
Real Estate (0.8%)
Hotels & Resort REITs (0.8%)
Ryman Hospitality Properties, Inc.	13,465	1,251,168
Total common stocks (cost: $139,306,322)		152,091,383
Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	3,190,876	3,190,876
Total short-term securities (cost: $3,190,876)		3,190,876
Total investments in securities (cost: $142,497,198) (d)		155,282,259
Liabilities in excess of cash and other assets (-0.8%)		(1,240,244)
Total net assets (100.0%)		$154,042,015

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 7.3% of net assets in foreign securities at June 30, 2023.

(d)  At June 30, 2023, the cost of investments for federal income tax purposes was $143,347,721. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$22,091,658
Gross unrealized depreciation	(10,157,120)
Net unrealized appreciation	$11,934,538

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.7%)
Investment Companies (89.7%)
BlackRock Short Maturity Bond ETF	318,620	$15,841,786
iShares Core High Dividend ETF	570,902	57,541,212
iShares Edge MSCI Minimum Volatility EAFE ETF	1,147,248	77,439,240
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	347,420	19,101,152
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,364,412	101,416,744
iShares MSCI Germany ETF	448,182	12,804,560
Total mutual funds (cost: $241,374,191)		284,144,694
	Shares	Value(a)
Short-Term Securities (10.3%)
Investment Companies (10.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	32,696,933	$32,696,933
Total investments excluding purchased options (cost: $274,071,124)		316,841,627
Total purchased options outstanding (0.1%) (cost: $326,513)		306,860
Total investments in securities (cost: $274,397,637) (c)		317,148,487
Liabilities in excess of cash and other assets (-0.1%)		(457,054)
Total net assets (100.0%)		$316,691,433

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

(c)  At June 30, 2023, the cost of investments for federal income tax purposes was $270,180,376. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$40,676,555
Gross unrealized depreciation	(157,329)
Net unrealized appreciation	$40,519,226

Holdings of Open Futures Contracts

On June 30, 2023, securities with an aggregate market value of $13,082,080 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2023	243	Long	$52,460,672	$54,532,238	$2,071,565

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$21	July 2023	5,065	$506,500	$222,860

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,315	July 2023	50	$5,000	$84,000

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities – continued

Call Options Written

The Fund had the following call options written open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	July 2023	5,065	$506,500	$(8,509,200)

Put Options Written:

The Fund had the following put options written open at June 30, 2023:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,865	July 2023	50	$5,000	$(11,250)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.1%)
U.S. Government Obligations (89.9%)
Discount Notes (89.9%)
Federal Home Loan Bank
4.724%, 07/19/23 (b)	$25,000,000	$24,940,000
4.726%, 07/14/23 (b)	3,555,000	3,548,710
4.842%, 07/17/23 (b)	5,000,000	4,989,000
4.973%, 07/26/23 (b)	10,000,000	9,965,486
4.975%, 07/28/23 (b)	12,000,000	11,955,387
5.076%, 08/09/23 (b)	20,000,000	19,891,775
5.135%, 08/16/23 (b)	10,000,000	9,935,728
5.188%, 08/30/23 (b)	3,990,000	3,956,418
5.300%, 08/23/23 (b)	10,000,000	9,923,886
5.320%, 09/13/23 (b)	20,000,000	19,788,113
Federal Home Loan Mortgage Corp.
4.060%, 07/05/23 (b)	5,000,000	4,997,275
U.S. Treasury Bill
4.917%, 08/17/23	25,000,000	24,842,681
4.962%, 07/13/23	20,000,000	19,965,533
5.170%, 08/10/23	5,000,000	4,971,767
5.175%, 08/01/23	10,000,000	9,955,865
5.270%, 08/22/23	20,000,000	19,851,395
Total U.S. government obligations (cost: $203,479,019)		203,479,019
	Shares	Value(a)
Investment Companies (10.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	23,121,178	$23,121,178
Total short-term securities (cost: $226,600,197)		226,600,197
Total investments in securities (cost: $226,600,197) (c)		226,600,197
Liabilities in excess of cash and other assets (-0.1%)		(208,434)
Total net assets (100.0%)		$226,391,763

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2023.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.1%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc. (b)	19,889	$370,731
Iridium Communications, Inc.	11,217	696,800
		1,067,531
Consumer Discretionary (15.5%)
Automobile Components (1.6%)
Adient PLC (b) (c)	8,436	323,268
Autoliv, Inc.	6,881	585,160
Fox Factory Holding Corp. (b)	3,742	406,044
Gentex Corp.	20,819	609,164
Goodyear Tire & Rubber Co. (b)	25,248	345,393
Lear Corp.	5,258	754,786
Visteon Corp. (b)	2,500	359,025
		3,382,840
Automobiles (0.4%)
Harley-Davidson, Inc.	11,654	410,337
Thor Industries, Inc.	4,765	493,178
		903,515
Broadline Retail (0.5%)
Kohl's Corp.	9,865	227,388
Macy's, Inc.	24,259	389,357
Nordstrom, Inc.	10,066	206,051
Ollie's Bargain Outlet Holdings, Inc. (b)	5,128	297,065
		1,119,861
Diversified Consumer Services (0.8%)
Graham Holdings Co. Class B	358	204,590
Grand Canyon Education, Inc. (b)	2,719	280,628
H&R Block, Inc.	13,566	432,348
Service Corp. International	13,466	869,769
		1,787,335
Entertainment (0.2%)
World Wrestling Entertainment, Inc. Class A	3,848	417,393
Hotels, Restaurants & Leisure (3.4%)
Aramark	23,215	999,406
Boyd Gaming Corp.	6,839	474,421
Choice Hotels International, Inc.	2,362	277,582
Churchill Downs, Inc.	5,869	816,789
Hilton Grand Vacations, Inc. (b)	6,847	311,128
Light & Wonder, Inc. (b)	8,117	558,125
Marriott Vacations Worldwide Corp.	3,279	402,399
	Shares	Value(a)
Papa John's International, Inc.	2,647	$195,428
Penn Entertainment, Inc. (b)	13,729	329,908
Planet Fitness, Inc. Class A (b)	7,568	510,386
Texas Roadhouse, Inc.	5,962	669,413
Travel & Leisure Co.	6,797	274,191
Wendy's Co.	15,018	326,641
Wingstop, Inc.	2,668	534,027
Wyndham Hotels & Resorts, Inc.	7,649	524,492
		7,204,336
Household Durables (1.7%)
Helen of Troy Ltd. (b) (c)	2,147	231,919
KB Home	7,151	369,778
Leggett & Platt, Inc.	11,858	351,234
Taylor Morrison Home Corp. (b)	9,720	474,045
Tempur Sealy International, Inc.	15,328	614,193
Toll Brothers, Inc.	9,173	725,309
TopBuild Corp. (b)	2,813	748,314
		3,514,792
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	9,429	155,484
Leisure Products (1.1%)
Brunswick Corp.	6,299	545,745
Mattel, Inc. (b)	31,531	616,116
Polaris, Inc.	4,765	576,232
Topgolf Callaway Brands Corp. (b)	12,400	246,140
YETI Holdings, Inc. (b)	7,719	299,806
		2,284,039
Media (0.8%)
Cable One, Inc.	448	294,372
New York Times Co. Class A	14,596	574,790
Nexstar Media Group, Inc.	3,194	531,961
TEGNA, Inc.	20,046	325,547
		1,726,670
Specialty Retail (2.9%)
AutoNation, Inc. (b)	2,803	461,402
Dick's Sporting Goods, Inc.	5,450	720,435
Five Below, Inc. (b)	4,959	974,642
Foot Locker, Inc.	7,035	190,719
GameStop Corp. Class A (b)	22,530	546,352
Gap, Inc.	19,005	169,715
Lithia Motors, Inc.	2,514	764,532
Murphy USA, Inc.	1,811	563,420
RH (b)	1,591	524,378
Valvoline, Inc.	12,400	465,124
Williams-Sonoma, Inc.	5,849	731,944
		6,112,663

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (2.0%)
Capri Holdings Ltd. (b) (c)	11,198	$401,896
Carter's, Inc.	3,357	243,718
Columbia Sportswear Co.	3,132	241,916
Crocs, Inc. (b)	5,513	619,882
Deckers Outdoor Corp. (b)	2,423	1,278,520
PVH Corp.	5,593	475,237
Skechers U.S.A., Inc. Class A (b)	11,961	629,866
Under Armour, Inc. Class A (b)	16,810	121,368
Under Armour, Inc. Class C (b)	16,887	113,312
		4,125,715
Consumer Staples (4.2%)
Beverages (0.5%)
Boston Beer Co., Inc. Class A (b)	885	272,969
Celsius Holdings, Inc. (b)	3,661	546,185
Coca-Cola Consolidated, Inc.	420	267,128
		1,086,282
Consumer Staples Distribution & Retail (1.8%)
BJ's Wholesale Club Holdings, Inc. (b)	11,971	754,293
Casey's General Stores, Inc.	3,284	800,902
Grocery Outlet Holding Corp. (b)	7,934	242,860
Performance Food Group Co. (b)	13,910	837,938
Sprouts Farmers Market, Inc. (b)	9,179	337,145
U.S. Foods Holding Corp. (b)	20,148	886,512
		3,859,650
Food Products (1.4%)
Darling Ingredients, Inc. (b)	14,214	906,711
Flowers Foods, Inc.	17,171	427,214
Ingredion, Inc.	5,837	618,430
Lancaster Colony Corp.	1,797	361,359
Pilgrim's Pride Corp. (b)	3,947	84,821
Post Holdings, Inc. (b)	4,766	412,974
		2,811,509
Household Products (0.1%)
Energizer Holdings, Inc.	5,851	196,477
Personal Products (0.4%)
BellRing Brands, Inc. (b)	11,830	432,978
Coty, Inc. Class A (b)	32,667	401,477
		834,455
Energy (4.0%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	17,636	547,421
NOV, Inc.	35,074	562,587
Valaris Ltd. (b) (c)	5,357	337,116
		1,447,124
	Shares	Value(a)
Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Corp.	29,910	$346,956
Antero Resources Corp. (b)	24,598	566,492
Chord Energy Corp.	3,689	567,368
CNX Resources Corp. (b)	14,750	261,370
DT Midstream, Inc. (b)	8,618	427,194
Equitrans Midstream Corp.	38,589	368,911
HF Sinclair Corp.	11,478	512,033
Matador Resources Co.	10,046	525,607
Murphy Oil Corp.	13,071	500,619
Ovintiv, Inc.	21,783	829,279
PBF Energy, Inc. Class A	9,772	400,066
PDC Energy, Inc.	7,790	554,181
Range Resources Corp.	21,494	631,924
Southwestern Energy Co. (b)	98,104	589,605
		7,081,605
Financial (13.0%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.	3,216	482,046
Evercore, Inc. Class A	3,143	388,444
Federated Hermes, Inc.	7,532	270,022
Interactive Brokers Group, Inc. Class A	9,175	762,167
Janus Henderson Group PLC (c)	11,805	321,686
Jefferies Financial Group, Inc.	16,634	551,750
SEI Investments Co.	9,025	538,071
Stifel Financial Corp.	9,454	564,120
		3,878,306
Commercial Banks (5.0%)
Associated Banc-Corp.	13,441	218,147
Bank OZK	9,602	385,616
Cadence Bank	16,275	319,641
Cathay General Bancorp	6,461	207,980
Columbia Banking System, Inc.	18,570	376,600
Commerce Bancshares, Inc.	10,110	492,357
Cullen/Frost Bankers, Inc.	5,737	616,900
East West Bancorp, Inc.	12,601	665,207
First Financial Bankshares, Inc.	11,570	329,629
First Horizon Corp.	47,910	539,946
FNB Corp.	32,165	367,968
Glacier Bancorp, Inc.	9,876	307,835
Hancock Whitney Corp.	7,668	294,298
Home BancShares, Inc.	16,801	383,063
International Bancshares Corp.	4,676	206,679
New York Community Bancorp, Inc.	64,329	723,058
Old National Bancorp	26,065	363,346
Pinnacle Financial Partners, Inc.	6,836	387,259
Prosperity Bancshares, Inc.	8,303	468,953
SouthState Corp.	6,763	445,005
Synovus Financial Corp.	13,016	393,734

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Texas Capital Bancshares, Inc. (b)	4,264	$219,596
UMB Financial Corp.	3,870	235,683
United Bankshares, Inc.	11,989	355,714
Valley National Bancorp	37,551	291,020
Webster Financial Corp.	15,566	587,616
Wintrust Financial Corp.	5,401	392,221
		10,575,071
Consumer Finance (0.3%)
FirstCash Holdings, Inc.	3,281	306,216
SLM Corp.	21,591	352,365
		658,581
Financial Services (1.5%)
Essent Group Ltd. (c)	9,555	447,174
Euronet Worldwide, Inc. (b)	4,200	492,954
MGIC Investment Corp.	25,532	403,150
Voya Financial, Inc.	8,734	626,315
Western Union Co.	33,358	391,290
WEX, Inc. (b)	3,816	694,779
		3,055,662
Insurance (3.7%)
American Financial Group, Inc.	6,222	738,862
Brighthouse Financial, Inc. (b)	5,956	282,017
CNO Financial Group, Inc.	10,204	241,529
First American Financial Corp.	9,194	524,242
Hanover Insurance Group, Inc.	3,199	361,583
Kemper Corp.	5,630	271,704
Kinsale Capital Group, Inc.	1,920	718,464
Old Republic International Corp.	24,255	610,498
Primerica, Inc.	3,227	638,171
Reinsurance Group of America, Inc.	5,928	822,154
RenaissanceRe Holdings Ltd. (c)	4,475	834,677
RLI Corp.	3,612	492,930
Selective Insurance Group, Inc.	5,389	517,075
Unum Group	16,502	787,145
		7,841,051
Mortgage REITs (0.7%)
Annaly Capital Management, Inc.	43,996	880,360
Starwood Property Trust, Inc.	27,802	539,358
		1,419,718
Health Care (9.1%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc. (b)	9,523	339,590
Exelixis, Inc. (b)	29,008	554,343
Halozyme Therapeutics, Inc. (b)	11,730	423,101
	Shares	Value(a)
Neurocrine Biosciences, Inc. (b)	8,692	$819,656
United Therapeutics Corp. (b)	4,230	933,772
		3,070,462
Health Care Equipment & Supplies (3.5%)
Enovis Corp. (b)	4,185	268,342
Envista Holdings Corp. (b)	14,583	493,489
Globus Medical, Inc. Class A (b)	7,034	418,804
Haemonetics Corp. (b)	4,486	381,938
ICU Medical, Inc. (b)	1,791	319,138
Inari Medical, Inc. (b)	4,583	266,456
Integra LifeSciences Holdings Corp. (b)	6,347	261,052
Lantheus Holdings, Inc. (b)	6,087	510,821
LivaNova PLC (b) (c)	4,771	245,372
Masimo Corp. (b)	4,313	709,704
Neogen Corp. (b)	19,261	418,927
Omnicell, Inc. (b)	3,930	289,523
Penumbra, Inc. (b)	3,459	1,190,104
QuidelOrtho Corp. (b)	4,752	393,751
Shockwave Medical, Inc. (b)	3,263	931,293
STAAR Surgical Co. (b)	4,258	223,843
		7,322,557
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (b)	8,160	649,862
Amedisys, Inc. (b)	2,894	264,627
Chemed Corp.	1,411	764,296
Encompass Health Corp.	8,898	602,484
HealthEquity, Inc. (b)	7,591	479,296
Option Care Health, Inc. (b)	14,732	478,643
Patterson Cos., Inc.	7,746	257,632
Progyny, Inc. (b)	6,713	264,090
R1 RCM, Inc. (b)	12,294	226,824
Tenet Healthcare Corp. (b)	9,080	738,930
		4,726,684
Health Care Technology (0.2%)
Doximity, Inc. Class A (b)	10,574	359,728
Life Sciences Tools & Services (1.3%)
Azenta, Inc. (b)	5,805	270,977
Bruker Corp.	8,888	657,001
Medpace Holdings, Inc. (b)	2,193	526,693
Repligen Corp. (b)	4,600	650,716
Sotera Health Co. (b)	8,808	165,943
Syneos Health, Inc. (b)	9,234	389,121
		2,660,451
Pharmaceuticals (0.5%)
Jazz Pharmaceuticals PLC (b) (c)	5,681	704,274
Perrigo Co. PLC (c)	12,055	409,267
		1,113,541
Industrials (22.0%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	8,146	583,009
Curtiss-Wright Corp.	3,415	627,199
See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Hexcel Corp.	7,516	$571,366
Mercury Systems, Inc. (b)	5,157	178,381
Woodward, Inc.	5,329	633,671
		2,593,626
Air Freight & Logistics (0.3%)
GXO Logistics, Inc. (b)	10,594	665,515
Building Products (3.7%)
Advanced Drainage Systems, Inc.	5,572	633,982
Builders FirstSource, Inc. (b)	11,418	1,552,848
Carlisle Cos., Inc.	4,541	1,164,903
Fortune Brands Innovations, Inc.	11,287	812,100
Lennox International, Inc.	2,945	960,276
Owens Corning	8,027	1,047,523
Simpson Manufacturing Co., Inc.	3,791	525,054
Trex Co., Inc. (b)	9,692	635,408
UFP Industries, Inc.	5,470	530,863
		7,862,957
Commercial Services & Supplies (1.3%)
Brink's Co.	4,065	275,729
Clean Harbors, Inc. (b)	4,482	736,975
MSA Safety, Inc.	3,268	568,501
Stericycle, Inc. (b)	8,235	382,434
Tetra Tech, Inc.	4,742	776,455
		2,740,094
Construction & Engineering (1.8%)
AECOM	12,382	1,048,631
EMCOR Group, Inc.	4,236	782,728
Fluor Corp. (b)	12,760	377,696
MasTec, Inc. (b)	5,400	637,038
MDU Resources Group, Inc.	18,140	379,852
Valmont Industries, Inc.	1,943	565,510
		3,791,455
Electrical Equipment (2.1%)
Acuity Brands, Inc.	2,833	462,006
EnerSys	3,607	391,432
Hubbell, Inc.	4,774	1,582,867
nVent Electric PLC (c)	14,758	762,546
Regal Rexnord Corp.	5,884	905,547
Sunrun, Inc. (b)	19,207	343,037
Vicor Corp. (b)	1,930	104,220
		4,551,655
Ground Transportation (2.0%)
Avis Budget Group, Inc. (b)	2,125	485,924
Hertz Global Holdings, Inc. (b)	14,041	258,214
Knight-Swift Transportation Holdings, Inc.	14,345	797,008
Landstar System, Inc.	3,201	616,321
Ryder System, Inc.	4,141	351,115
Saia, Inc. (b)	2,362	808,772
	Shares	Value(a)
Werner Enterprises, Inc.	5,244	$231,680
XPO, Inc. (b)	10,304	607,936
		4,156,970
Machinery (4.7%)
AGCO Corp.	5,535	727,410
Chart Industries, Inc. (b)	3,740	597,615
Crane Co.	4,243	378,136
Crane NXT Co.	4,243	239,475
Donaldson Co., Inc.	10,803	675,295
Esab Corp.	4,527	301,227
Flowserve Corp.	11,683	434,023
Graco, Inc.	14,996	1,294,905
ITT, Inc.	7,340	684,161
Lincoln Electric Holdings, Inc.	5,126	1,018,177
Middleby Corp. (b)	4,767	704,706
Oshkosh Corp.	5,818	503,781
Terex Corp.	5,963	356,766
Timken Co.	5,868	537,098
Toro Co.	9,290	944,328
Watts Water Technologies, Inc. Class A	2,464	452,711
		9,849,814
Marine Transportation (0.2%)
Kirby Corp. (b)	5,304	408,143
Passenger Airlines (0.1%)
JetBlue Airways Corp. (b)	29,210	258,801
Professional Services (3.1%)
ASGN, Inc. (b)	4,391	332,091
CACI International, Inc. Class A (b)	2,031	692,246
Concentrix Corp.	3,801	306,931
ExlService Holdings, Inc. (b)	2,926	442,002
Exponent, Inc.	4,528	422,553
FTI Consulting, Inc. (b)	3,027	575,735
Genpact Ltd. (c)	15,092	567,007
Insperity, Inc.	3,181	378,412
KBR, Inc.	12,090	786,575
ManpowerGroup, Inc.	4,463	354,362
Maximus, Inc.	5,412	457,368
Paylocity Holding Corp. (b)	3,655	674,457
Science Applications International Corp.	4,810	541,029
		6,530,768
Trading Companies & Distributors (1.5%)
GATX Corp.	3,099	398,965
MSC Industrial Direct Co., Inc. Class A	4,210	401,129
Univar Solutions, Inc. (b)	14,052	503,624
Watsco, Inc.	2,957	1,128,007
WESCO International, Inc.	4,019	719,642
		3,151,367

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (10.4%)
Communications Equipment (0.6%)
Calix, Inc. (b)	5,083	$253,692
Ciena Corp. (b)	13,287	564,565
Lumentum Holdings, Inc. (b)	6,090	345,486
		1,163,743
Computer Peripherals (0.5%)
Super Micro Computer, Inc. (b)	4,068	1,013,949
Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc. (b)	5,032	720,733
Avnet, Inc.	8,142	410,764
Belden, Inc.	3,790	362,514
Cognex Corp.	15,375	861,307
Coherent Corp. (b)	12,416	632,968
IPG Photonics Corp. (b)	2,781	377,715
Jabil, Inc.	11,820	1,275,733
Littelfuse, Inc.	2,250	655,447
National Instruments Corp.	11,714	672,384
Novanta, Inc. (b) (c)	3,150	579,915
TD SYNNEX Corp.	3,698	347,612
Vishay Intertechnology, Inc.	11,365	334,131
Vontier Corp.	13,863	446,527
		7,677,750
Interactive Media & Services (0.4%)
Ziff Davis, Inc. (b)	4,123	288,858
ZoomInfo Technologies, Inc. (b)	24,013	609,690
		898,548
IT Services (0.1%)
Kyndryl Holdings, Inc. (b)	18,240	242,227
Semiconductors & Semiconductor Equipment (2.5%)
Allegro MicroSystems, Inc. (b)	5,777	260,774
Amkor Technology, Inc.	8,949	266,233
Cirrus Logic, Inc. (b)	4,908	397,597
Lattice Semiconductor Corp. (b)	12,262	1,178,010
MACOM Technology Solutions Holdings, Inc. (b)	4,566	299,210
MKS Instruments, Inc.	5,114	552,823
Power Integrations, Inc.	5,104	483,196
Silicon Laboratories, Inc. (b)	2,805	442,461
Synaptics, Inc. (b)	3,518	300,367
Universal Display Corp.	3,843	553,891
Wolfspeed, Inc. (b)	11,088	616,382
		5,350,944
Software (2.6%)
ACI Worldwide, Inc. (b)	9,649	223,567
Aspen Technology, Inc. (b)	2,600	435,786
Blackbaud, Inc. (b)	3,950	281,161
	Shares	Value(a)
CommVault Systems, Inc. (b)	3,866	$280,749
Dropbox, Inc. Class A (b)	24,227	646,134
Dynatrace, Inc. (b)	19,312	993,989
Envestnet, Inc. (b)	4,846	287,610
Manhattan Associates, Inc. (b)	5,526	1,104,537
NCR Corp. (b)	12,426	313,135
Qualys, Inc. (b)	2,991	386,348
Teradata Corp. (b)	9,006	481,010
		5,434,026
Technology Hardware Storage & Peripherals (0.1%)
Xerox Holdings Corp.	10,028	149,317
Materials (7.1%)
Chemicals (2.3%)
Ashland, Inc.	4,327	376,060
Avient Corp.	7,605	311,045
Axalta Coating Systems Ltd. (b) (c)	19,734	647,473
Cabot Corp.	4,965	332,109
Chemours Co.	13,287	490,157
NewMarket Corp.	628	252,531
Olin Corp.	10,710	550,387
RPM International, Inc.	11,484	1,030,459
Scotts Miracle-Gro Co.	3,637	228,004
Sensient Technologies Corp.	3,680	261,758
Westlake Corp.	3,058	365,339
		4,845,322
Construction Materials (0.4%)
Eagle Materials, Inc.	3,183	593,375
Knife River Corp. (b)	4,529	197,011
		790,386
Containers & Packaging (1.9%)
AptarGroup, Inc.	5,815	673,726
Berry Global Group, Inc.	10,618	683,162
Crown Holdings, Inc.	10,699	929,422
Graphic Packaging Holding Co.	27,361	657,485
Greif, Inc. Class A	2,225	153,280
Silgan Holdings, Inc.	7,464	349,987
Sonoco Products Co.	8,722	514,773
		3,961,835
Metals & Mining (2.3%)
Alcoa Corp.	15,892	539,215
Cleveland-Cliffs, Inc. (b)	45,885	769,033
Commercial Metals Co.	10,433	549,402
MP Materials Corp. (b)	8,228	188,257
Reliance Steel & Aluminum Co.	5,238	1,422,588
Royal Gold, Inc.	5,851	671,578
U.S. Steel Corp.	20,173	504,527
Worthington Industries, Inc.	2,658	184,651
		4,829,251
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,388	478,972

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Real Estate (7.1%)
Health Care REITs (1.1%)
Healthcare Realty Trust, Inc.	33,924	$639,807
Medical Properties Trust, Inc.	53,298	493,539
Omega Healthcare Investors, Inc.	20,877	640,715
Physicians Realty Trust	21,237	297,106
Sabra Health Care REIT, Inc.	20,595	242,403
		2,313,570
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	19,209	246,259
Industrial REITs (1.4%)
EastGroup Properties, Inc.	3,978	690,581
First Industrial Realty Trust, Inc.	11,780	620,099
Rexford Industrial Realty, Inc.	17,901	934,790
STAG Industrial, Inc.	15,979	573,327
		2,818,797
Office REITs (0.6%)
Corporate Office Properties Trust	10,023	238,046
Cousins Properties, Inc.	13,513	308,097
Highwoods Properties, Inc.	9,386	224,419
Kilroy Realty Corp.	9,390	282,545
Vornado Realty Trust	14,358	260,454
		1,313,561
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (b)	4,247	661,683
Residential REITs (0.4%)
Apartment Income REIT Corp.	13,291	479,672
Independence Realty Trust, Inc.	19,982	364,072
		843,744
Retail REITs (1.3%)
Agree Realty Corp.	8,302	542,868
Brixmor Property Group, Inc.	26,773	589,006
Kite Realty Group Trust	19,538	436,479
NNN REIT, Inc.	16,220	694,054
Spirit Realty Capital, Inc.	12,587	495,676
		2,758,083
Specialized REITs (1.9%)
CubeSmart	20,015	893,870
EPR Properties	6,634	310,471
Lamar Advertising Co. Class A	7,793	773,455
	Shares/ Principal	Value(a)
Life Storage, Inc.	7,580	$1,007,837
National Storage Affiliates Trust	7,315	254,781
PotlatchDeltic Corp.	7,119	376,239
Rayonier, Inc.	13,204	414,606
		4,031,259
Utilities (3.2%)
Electric Utilities (1.2%)
ALLETE, Inc.	5,095	295,357
Hawaiian Electric Industries, Inc.	9,761	353,348
IDACORP, Inc.	4,508	462,521
OGE Energy Corp.	17,842	640,706
PNM Resources, Inc.	7,625	343,888
Portland General Electric Co.	8,607	403,066
		2,498,886
Gas Utilities (1.1%)
National Fuel Gas Co.	8,178	420,022
New Jersey Resources Corp.	8,637	407,666
ONE Gas, Inc.	4,931	378,750
Southwest Gas Holdings, Inc.	5,829	371,016
Spire, Inc.	4,651	295,059
UGI Corp.	18,647	502,910
		2,375,423
Independent Power Producers & Energy Traders (0.2%)
Ormat Technologies, Inc.	4,680	376,553
Multi-Utilities (0.3%)
Black Hills Corp.	5,910	356,136
NorthWestern Corp.	5,326	302,304
		658,440
Water Utilities (0.4%)
Essential Utilities, Inc.	21,432	855,351
Total common stocks (cost: $147,938,684)		202,950,132
Long-Term Debt Securities (0.5%)
Government Obligation (0.5%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 2.500%, 05/15/24 (d)	$1,000,000	975,000
Total long-term debt securities (cost: $981,535)		975,000
Mutual Funds (0.6%)
Investment Companies (0.6%)
SPDR S&P MidCap 400 ETF Trust	28,400	1,303,276
Total mutual funds (cost: $1,227,208)		1,303,276

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (2.8%)
Investment Companies (2.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	5,885,883	$5,885,883
Total short-term securities (cost: $5,885,883)		5,885,883
Total investments in securities (cost: $156,033,310) (e)		211,114,291
Cash and other assets in excess of liabilities (0.0%)		56,075
Total net assets (100.0%)		$211,170,366

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.2% of net assets in foreign securities at June 30, 2023.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2023, the cost of investments for federal income tax purposes was $156,275,411. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$67,543,041
Gross unrealized depreciation	(12,574,620)
Net unrealized appreciation	$54,968,421

Holdings of Open Futures Contracts

On June 30, 2023, securities with an aggregate market value of $975,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2023	26	Long	$6,745,119	$6,874,660	$129,541

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Communication Services (2.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	216,759	$3,457,306
Verizon Communications, Inc.	127,465	4,740,423
		8,197,729
Entertainment (1.0%)
Activision Blizzard, Inc. (b)	21,691	1,828,551
Electronic Arts, Inc.	7,826	1,015,032
Live Nation Entertainment, Inc. (b)	4,363	397,513
Netflix, Inc. (b)	13,547	5,967,318
Take-Two Interactive Software, Inc. (b)	4,804	706,957
Warner Bros Discovery, Inc. (b)	67,215	842,876
		10,758,247
Interactive Media & Services (0.0%)
Match Group, Inc. (b)	8,407	351,833
Media (0.7%)
Charter Communications, Inc. Class A (b)	3,127	1,148,766
Comcast Corp. Class A	126,113	5,239,995
Fox Corp. Class A	8,157	277,338
Fox Corp. Class B	4,051	129,186
Interpublic Group of Cos., Inc.	11,691	451,039
News Corp. Class A	11,519	224,621
News Corp. Class B	3,493	68,882
Omnicom Group, Inc.	5,961	567,189
Paramount Global Class B	15,372	244,569
		8,351,585
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc. (b)	17,462	2,425,472
Consumer Discretionary (10.9%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	8,187	835,811
BorgWarner, Inc.	7,089	346,723
		1,182,534
Automobiles (2.2%)
Ford Motor Co.	119,155	1,802,815
General Motors Co.	42,127	1,624,417
Tesla, Inc. (b)	81,685	21,382,683
		24,809,915
Broadline Retail (3.2%)
Amazon.com, Inc. (b)	270,653	35,282,325
eBay, Inc.	16,213	724,559
Etsy, Inc. (b)	3,721	314,834
		36,321,718
Distributors (0.1%)
Genuine Parts Co.	4,210	712,458
LKQ Corp.	7,651	445,824
Pool Corp.	1,170	438,329
		1,596,611
	Shares	Value(a)
Entertainment (0.4%)
Walt Disney Co. (b)	55,313	$4,938,344
Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc. (b)	1,124	3,035,171
Caesars Entertainment, Inc. (b)	6,434	327,941
Carnival Corp. (b) (c)	30,453	573,430
Chipotle Mexican Grill, Inc. (b)	849	1,816,011
Darden Restaurants, Inc.	3,638	607,837
Domino's Pizza, Inc.	1,070	360,579
Expedia Group, Inc. (b)	4,323	472,893
Hilton Worldwide Holdings, Inc.	7,965	1,159,306
Las Vegas Sands Corp. (b)	9,964	577,912
Marriott International, Inc. Class A	7,818	1,436,088
McDonald's Corp.	22,132	6,604,410
MGM Resorts International	9,155	402,088
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,860	279,962
Royal Caribbean Cruises Ltd. (b) (c)	6,631	687,900
Starbucks Corp.	34,699	3,437,283
Wynn Resorts Ltd.	3,125	330,031
Yum! Brands, Inc.	8,474	1,174,073
		23,282,915
Household Durables (0.4%)
DR Horton, Inc.	9,379	1,141,331
Garmin Ltd. (c)	4,629	482,759
Lennar Corp. Class A	7,598	952,105
Mohawk Industries, Inc. (b)	1,513	156,081
Newell Brands, Inc.	11,396	99,145
NVR, Inc. (b)	94	596,958
PulteGroup, Inc.	6,746	524,029
Whirlpool Corp.	1,635	243,272
		4,195,680
Leisure Products (0.0%)
Hasbro, Inc.	3,950	255,841
Specialty Retail (2.1%)
Advance Auto Parts, Inc.	1,798	126,399
AutoZone, Inc. (b)	561	1,398,775
Bath & Body Works, Inc.	6,850	256,875
Best Buy Co., Inc.	5,854	479,735
CarMax, Inc. (b)	4,756	398,077
Home Depot, Inc.	30,704	9,537,891
Lowe's Cos., Inc.	18,082	4,081,108
O'Reilly Automotive, Inc. (b)	1,841	1,758,707
Ross Stores, Inc.	10,355	1,161,106
TJX Cos., Inc.	34,858	2,955,610
Tractor Supply Co.	3,309	731,620
Ulta Beauty, Inc. (b)	1,578	742,599
		23,628,502

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc. Class B	37,357	$4,123,092
Ralph Lauren Corp.	1,233	152,029
Tapestry, Inc.	7,028	300,798
VF Corp.	10,016	191,206
		4,767,125
Consumer Staples (6.5%)
Beverages (1.6%)
Brown-Forman Corp. Class B	5,525	368,960
Coca-Cola Co.	118,009	7,106,502
Constellation Brands, Inc. Class A	4,905	1,207,268
Keurig Dr Pepper, Inc.	25,537	798,542
Molson Coors Beverage Co. Class B	5,647	371,798
Monster Beverage Corp. (b)	23,167	1,330,713
PepsiCo, Inc.	41,729	7,729,045
		18,912,828
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	13,431	7,230,982
Dollar General Corp.	6,643	1,127,848
Dollar Tree, Inc. (b)	6,234	894,579
Kroger Co.	19,800	930,600
Sysco Corp.	15,288	1,134,370
Target Corp.	13,914	1,835,256
Walgreens Boots Alliance, Inc.	21,712	618,575
Walmart, Inc.	42,461	6,674,020
		20,446,230
Food Products (1.0%)
Archer-Daniels-Midland Co.	16,498	1,246,589
Bunge Ltd. (c)	4,531	427,500
Campbell Soup Co.	5,989	273,757
Conagra Brands, Inc.	14,406	485,770
General Mills, Inc.	17,734	1,360,198
Hershey Co.	4,465	1,114,911
Hormel Foods Corp.	8,684	349,270
J M Smucker Co.	3,241	478,598
Kellogg Co.	7,794	525,316
Kraft Heinz Co.	24,186	858,603
Lamb Weston Holdings, Inc.	4,417	507,734
McCormick & Co., Inc.	7,516	655,621
Mondelez International, Inc. Class A	41,263	3,009,723
Tyson Foods, Inc. Class A	8,590	438,434
		11,732,024
Household Products (1.4%)
Church & Dwight Co., Inc.	7,406	742,303
Clorox Co.	3,720	591,629
Colgate-Palmolive Co.	25,137	1,936,554
Kimberly-Clark Corp.	10,231	1,412,492
Procter & Gamble Co.	71,432	10,839,092
		15,522,070
Personal Products (0.1%)
Estee Lauder Cos., Inc. Class A	7,031	1,380,748
	Shares	Value(a)
Tobacco (0.6%)
Altria Group, Inc.	54,052	$2,448,556
Philip Morris International, Inc.	47,062	4,594,192
		7,042,748
Energy (4.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	30,695	970,269
Halliburton Co.	27,337	901,848
Schlumberger NV (c)	43,216	2,122,770
		3,994,887
Oil, Gas & Consumable Fuels (3.7%)
APA Corp.	9,356	319,695
Chevron Corp.	52,838	8,314,059
ConocoPhillips	36,689	3,801,347
Coterra Energy, Inc.	22,966	581,040
Devon Energy Corp.	19,456	940,503
Diamondback Energy, Inc.	5,464	717,751
EOG Resources, Inc.	17,648	2,019,637
EQT Corp.	10,915	448,934
Exxon Mobil Corp.	122,584	13,147,134
Hess Corp.	8,361	1,136,678
Kinder Morgan, Inc.	59,798	1,029,722
Marathon Oil Corp.	18,725	431,049
Marathon Petroleum Corp.	12,864	1,499,942
Occidental Petroleum Corp.	21,784	1,280,899
ONEOK, Inc.	13,533	835,257
Phillips 66	13,912	1,326,927
Pioneer Natural Resources Co.	7,062	1,463,105
Targa Resources Corp.	6,820	519,002
Valero Energy Corp.	10,961	1,285,725
Williams Cos., Inc.	36,935	1,205,189
		42,303,595
Financial (11.0%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.	3,214	1,067,562
Bank of New York Mellon Corp.	21,773	969,334
BlackRock, Inc.	4,525	3,127,408
Cboe Global Markets, Inc.	3,154	435,284
Charles Schwab Corp.	45,058	2,553,887
CME Group, Inc.	10,869	2,013,917
FactSet Research Systems, Inc.	1,221	489,194
Franklin Resources, Inc.	8,635	230,641
Goldman Sachs Group, Inc.	10,080	3,251,203
Intercontinental Exchange, Inc.	16,877	1,908,451
Invesco Ltd. (c)	13,891	233,508
MarketAxess Holdings, Inc.	1,169	305,600
Moody's Corp.	4,807	1,671,490
Morgan Stanley	39,459	3,369,799
MSCI, Inc.	2,447	1,148,353
Nasdaq, Inc.	10,242	510,564
Northern Trust Corp.	6,253	463,597
Raymond James Financial, Inc.	5,781	599,894
S&P Global, Inc.	9,962	3,993,666
State Street Corp.	10,134	741,606
T Rowe Price Group, Inc.	6,809	762,744
		29,847,702

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Banks (3.0%)
Bank of America Corp.	210,214	$6,031,040
Citigroup, Inc.	59,025	2,717,511
Citizens Financial Group, Inc.	14,674	382,698
Comerica, Inc.	3,925	166,263
Fifth Third Bancorp	20,540	538,353
Huntington Bancshares, Inc.	43,694	471,021
JPMorgan Chase & Co.	88,604	12,886,566
KeyCorp	28,357	262,019
M&T Bank Corp.	5,029	622,389
PNC Financial Services Group, Inc.	12,087	1,522,358
Regions Financial Corp.	28,449	506,961
Truist Financial Corp.	40,384	1,225,654
U.S. Bancorp	42,295	1,397,427
Wells Fargo & Co.	113,768	4,855,618
Zions Bancorp NA	4,404	118,291
		33,704,169
Consumer Finance (0.5%)
American Express Co.	17,998	3,135,252
Capital One Financial Corp.	11,517	1,259,614
Discover Financial Services	7,699	899,628
Synchrony Financial	12,994	440,757
		5,735,251
Financial Services (1.9%)
Berkshire Hathaway, Inc. Class B (b)	54,070	18,437,870
Global Payments, Inc.	7,865	774,860
Jack Henry & Associates, Inc.	2,188	366,118
PayPal Holdings, Inc. (b)	33,828	2,257,342
		21,836,190
Insurance (2.0%)
Aflac, Inc.	16,671	1,163,636
Allstate Corp.	7,892	860,544
American International Group, Inc.	21,944	1,262,658
Aon PLC Class A (c)	6,250	2,157,500
Arch Capital Group Ltd. (b) (c)	11,199	838,245
Arthur J Gallagher & Co.	6,495	1,426,107
Assurant, Inc.	1,555	195,495
Brown & Brown, Inc.	7,138	491,380
Chubb Ltd. (c)	12,523	2,411,429
Cincinnati Financial Corp.	4,677	455,166
Everest Re Group Ltd. (c)	1,352	462,195
Globe Life, Inc.	2,674	293,124
Hartford Financial Services Group, Inc.	9,396	676,700
Lincoln National Corp.	4,648	119,732
Loews Corp.	5,735	340,544
Marsh & McLennan Cos., Inc.	14,947	2,811,232
MetLife, Inc.	19,504	1,102,561
Principal Financial Group, Inc.	6,800	515,712
Progressive Corp.	17,678	2,340,037
Prudential Financial, Inc.	11,056	975,360
Travelers Cos., Inc.	6,965	1,209,542
Willis Towers Watson PLC (c)	3,221	758,545
WR Berkley Corp.	6,029	359,087
		23,226,531
	Shares	Value(a)
IT Services (1.0%)
Visa, Inc. Class A	49,065	$11,651,956
Health Care (13.1%)
Biotechnology (1.9%)
AbbVie, Inc.	53,447	7,200,914
Amgen, Inc.	16,152	3,586,067
Biogen, Inc. (b)	4,445	1,266,158
Gilead Sciences, Inc.	37,757	2,909,932
Incyte Corp. (b)	5,614	349,472
Moderna, Inc. (b)	9,883	1,200,784
Regeneron Pharmaceuticals, Inc. (b)	3,256	2,339,566
Vertex Pharmaceuticals, Inc. (b)	7,827	2,754,400
		21,607,293
Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	52,693	5,744,591
Align Technology, Inc. (b)	2,132	753,960
Baxter International, Inc.	15,337	698,754
Becton Dickinson & Co.	8,620	2,275,766
Boston Scientific Corp. (b)	43,591	2,357,837
Cooper Cos., Inc.	1,566	600,451
Dentsply Sirona, Inc.	6,393	255,848
Dexcom, Inc. (b)	11,700	1,503,567
Edwards Lifesciences Corp. (b)	18,380	1,733,785
GE HealthCare Technologies, Inc.	11,768	956,032
Hologic, Inc. (b)	7,443	602,660
IDEXX Laboratories, Inc. (b)	2,588	1,299,771
Insulet Corp. (b)	2,103	606,379
Intuitive Surgical, Inc. (b)	10,668	3,647,816
Medtronic PLC (c)	40,276	3,548,316
ResMed, Inc.	4,406	962,711
STERIS PLC (c)	2,975	669,316
Stryker Corp.	10,277	3,135,410
Teleflex, Inc.	1,454	351,912
Zimmer Biomet Holdings, Inc.	6,243	908,981
		32,613,863
Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	4,901	943,099
Cardinal Health, Inc.	7,700	728,189
Centene Corp. (b)	16,576	1,118,051
Cigna Group	8,944	2,509,686
CVS Health Corp.	38,781	2,680,931
DaVita, Inc. (b)	1,677	168,488
Elevance Health, Inc.	7,218	3,206,885
HCA Healthcare, Inc.	6,256	1,898,571
Henry Schein, Inc. (b)	3,972	322,129
Humana, Inc.	3,830	1,712,508
Laboratory Corp. of America Holdings	2,666	643,386
McKesson Corp.	4,147	1,772,055
Molina Healthcare, Inc. (b)	1,740	524,158
Quest Diagnostics, Inc.	3,361	472,422
UnitedHealth Group, Inc.	28,229	13,567,987
Universal Health Services, Inc. Class B	1,899	299,605
		32,568,150

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	8,891	$1,069,143
Bio-Rad Laboratories, Inc. Class A (b)	692	262,351
Bio-Techne Corp.	4,680	382,028
Charles River Laboratories International, Inc. (b)	1,510	317,478
Danaher Corp.	20,136	4,832,640
Illumina, Inc. (b)	4,755	891,515
IQVIA Holdings, Inc. (b)	5,633	1,266,129
Mettler-Toledo International, Inc. (b)	669	877,487
Revvity, Inc.	3,758	446,413
Thermo Fisher Scientific, Inc.	11,695	6,101,866
Waters Corp. (b)	1,844	491,500
West Pharmaceutical Services, Inc.	2,230	852,908
		17,791,458
Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	63,698	4,073,487
Catalent, Inc. (b)	5,437	235,748
Eli Lilly & Co.	23,930	11,222,691
Johnson & Johnson	78,794	13,041,983
Merck & Co., Inc.	76,935	8,877,530
Organon & Co.	7,733	160,924
Pfizer, Inc.	171,166	6,278,369
Viatris, Inc.	36,354	362,813
Zoetis, Inc.	13,977	2,406,979
		46,660,524
Industrials (8.4%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc. (b)	2,140	417,557
Boeing Co. (b)	17,146	3,620,549
General Dynamics Corp.	6,847	1,473,132
Howmet Aerospace, Inc.	11,065	548,381
Huntington Ingalls Industries, Inc.	1,189	270,616
L3Harris Technologies, Inc.	5,731	1,121,958
Lockheed Martin Corp.	6,880	3,167,415
Northrop Grumman Corp.	4,343	1,979,539
Raytheon Technologies Corp.	44,219	4,331,693
Textron, Inc.	6,114	413,490
TransDigm Group, Inc.	1,569	1,402,953
		18,747,283
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,450	325,507
Expeditors International of Washington, Inc.	4,632	561,074
FedEx Corp.	7,031	1,742,985
United Parcel Service, Inc. Class B	21,975	3,939,019
		6,568,585
Building Products (0.4%)
Allegion PLC (c)	2,654	318,533
AO Smith Corp.	3,750	272,925
Carrier Global Corp.	25,312	1,258,260
	Shares	Value(a)
Johnson Controls International PLC (c)	20,709	$1,411,111
Masco Corp.	6,767	388,291
Trane Technologies PLC (c)	6,932	1,325,814
		4,974,934
Commercial Services & Supplies (0.5%)
Cintas Corp.	2,690	1,337,145
Copart, Inc. (b)	12,948	1,180,987
Republic Services, Inc.	6,216	952,105
Rollins, Inc.	6,944	297,411
Waste Management, Inc.	11,187	1,940,050
		5,707,698
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,402	864,773
Electrical Equipment (0.6%)
AMETEK, Inc.	6,939	1,123,285
Eaton Corp. PLC (c)	12,052	2,423,657
Emerson Electric Co.	17,301	1,563,838
Generac Holdings, Inc. (b)	1,818	271,118
Rockwell Automation, Inc.	3,513	1,157,358
		6,539,256
Ground Transportation (0.8%)
CSX Corp.	61,642	2,101,992
JB Hunt Transport Services, Inc.	2,471	447,325
Norfolk Southern Corp.	6,897	1,563,964
Old Dominion Freight Line, Inc.	2,750	1,016,812
Union Pacific Corp.	18,477	3,780,764
		8,910,857
Industrial Conglomerates (0.8%)
3M Co.	16,726	1,674,105
General Electric Co.	33,017	3,626,917
Honeywell International, Inc.	20,215	4,194,613
		9,495,635
IT Services (0.1%)
Broadridge Financial Solutions, Inc.	3,541	586,496
Machinery (1.7%)
Caterpillar, Inc.	15,626	3,844,777
Cummins, Inc.	4,310	1,056,640
Deere & Co.	8,188	3,317,696
Dover Corp.	4,180	617,177
Fortive Corp.	10,644	795,852
IDEX Corp.	2,249	484,120
Illinois Tool Works, Inc.	8,387	2,098,092
Ingersoll Rand, Inc.	12,235	799,680
Nordson Corp.	1,610	399,570
Otis Worldwide Corp.	12,476	1,110,489
PACCAR, Inc.	15,805	1,322,088
Parker-Hannifin Corp.	3,905	1,523,106
Pentair PLC (c)	4,970	321,062
Snap-On, Inc.	1,655	476,954
Stanley Black & Decker, Inc.	4,643	435,095

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Westinghouse Air Brake Technologies Corp.	5,395	$591,670
Xylem, Inc.	7,247	816,157
		20,010,225
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,861	205,328
American Airlines Group, Inc. (b)	19,794	355,104
Delta Air Lines, Inc. (b)	19,487	926,412
Southwest Airlines Co.	18,042	653,301
United Airlines Holdings, Inc. (b)	9,878	542,006
		2,682,151
Professional Services (0.7%)
Automatic Data Processing, Inc.	12,566	2,761,881
Ceridian HCM Holding, Inc. (b)	4,700	314,759
CoStar Group, Inc. (b)	12,288	1,093,632
Equifax, Inc.	3,763	885,434
Jacobs Solutions, Inc.	3,807	452,614
Leidos Holdings, Inc.	4,158	367,900
Paychex, Inc.	9,714	1,086,705
Paycom Software, Inc.	1,440	462,586
Robert Half International, Inc.	3,252	244,615
Verisk Analytics, Inc.	4,390	992,272
		8,662,398
Trading Companies & Distributors (0.3%)
Fastenal Co.	17,244	1,017,224
United Rentals, Inc.	2,093	932,159
WW Grainger, Inc.	1,386	1,092,986
		3,042,369
Information Technology (34.1%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	7,595	1,230,846
Cisco Systems, Inc.	124,186	6,425,384
F5, Inc. (b)	1,821	266,339
Juniper Networks, Inc.	9,706	304,089
Motorola Solutions, Inc.	5,045	1,479,597
		9,706,255
Computer Peripherals (7.6%)
Apple, Inc. (d)	448,283	86,953,453
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	17,981	1,527,486
CDW Corp.	4,027	738,955
Corning, Inc.	23,198	812,858
Keysight Technologies, Inc. (b)	5,362	897,867
TE Connectivity Ltd. (c)	9,542	1,337,407
Teledyne Technologies, Inc. (b)	1,468	603,509
Trimble, Inc. (b)	7,467	395,303
Zebra Technologies Corp. Class A (b)	1,610	476,286
		6,789,671
	Shares	Value(a)
Interactive Media & Services (5.2%)
Alphabet, Inc. Class A (b)	180,132	$21,561,800
Alphabet, Inc. Class C (b)	154,947	18,743,939
Meta Platforms, Inc. Class A (b)	67,073	19,248,610
		59,554,349
IT Services (2.3%)
Accenture PLC Class A (c)	19,181	5,918,873
Akamai Technologies, Inc. (b)	4,614	414,660
Cognizant Technology Solutions Corp. Class A	15,311	999,502
DXC Technology Co. (b)	6,903	184,448
EPAM Systems, Inc. (b)	1,789	402,078
Fidelity National Information Services, Inc.	17,929	980,716
Fiserv, Inc. (b)	18,716	2,361,023
FleetCor Technologies, Inc. (b)	2,194	550,870
Gartner, Inc. (b)	2,411	844,598
International Business Machines Corp.	27,532	3,684,057
Mastercard, Inc. Class A	25,371	9,978,414
VeriSign, Inc. (b)	2,788	630,004
		26,949,243
Semiconductors & Semiconductor Equipment (7.2%)
Advanced Micro Devices, Inc. (b)	48,820	5,561,086
Analog Devices, Inc.	15,347	2,989,749
Applied Materials, Inc.	25,627	3,704,127
Broadcom, Inc.	12,653	10,975,592
Enphase Energy, Inc. (b)	4,122	690,353
First Solar, Inc. (b)	2,996	569,510
Intel Corp.	126,465	4,228,990
KLA Corp.	4,155	2,015,258
Lam Research Corp.	4,074	2,619,012
Microchip Technology, Inc.	16,563	1,483,879
Micron Technology, Inc.	33,182	2,094,116
Monolithic Power Systems, Inc.	1,410	761,724
NVIDIA Corp.	74,986	31,720,578
NXP Semiconductors NV (c)	7,880	1,612,878
ON Semiconductor Corp. (b)	13,066	1,235,782
Qorvo, Inc. (b)	2,959	301,907
QUALCOMM, Inc.	33,761	4,018,909
Skyworks Solutions, Inc.	4,748	525,556
SolarEdge Technologies, Inc. (b) (c)	1,764	474,604
Teradyne, Inc.	4,664	519,243
Texas Instruments, Inc.	27,521	4,954,330
		83,057,183
Software (10.1%)
Adobe, Inc. (b)	13,962	6,827,278
ANSYS, Inc. (b)	2,627	867,619
Autodesk, Inc. (b)	6,504	1,330,784
Cadence Design Systems, Inc. (b)	8,306	1,947,923
Fair Isaac Corp. (b)	762	616,618
Fortinet, Inc. (b)	19,760	1,493,658
Gen Digital, Inc.	17,223	319,487

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Intuit, Inc.	8,502	$3,895,531
Microsoft Corp.	225,489	76,788,024
Oracle Corp.	46,659	5,556,620
Palo Alto Networks, Inc. (b)	9,175	2,344,304
PTC, Inc. (b)	3,200	455,360
Roper Technologies, Inc.	3,262	1,568,370
Salesforce, Inc. (b)	29,684	6,271,042
ServiceNow, Inc. (b)	6,180	3,472,975
Synopsys, Inc. (b)	4,646	2,022,915
Tyler Technologies, Inc. (b)	1,286	535,581
		116,314,089
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	39,291	660,089
HP, Inc.	26,284	807,182
NetApp, Inc.	6,387	487,967
Seagate Technology Holdings PLC (c)	5,782	357,732
Western Digital Corp. (b)	9,700	367,921
		2,680,891
Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,744	2,020,030
Albemarle Corp.	3,592	801,339
Celanese Corp.	2,991	346,358
CF Industries Holdings, Inc.	5,879	408,120
Corteva, Inc.	21,497	1,231,778
Dow, Inc.	21,445	1,142,161
DuPont de Nemours, Inc.	13,871	990,944
Eastman Chemical Co.	3,585	300,136
Ecolab, Inc.	7,470	1,394,574
FMC Corp.	3,706	386,684
International Flavors & Fragrances, Inc.	7,703	613,082
Linde PLC (c)	14,893	5,675,424
LyondellBasell Industries NV Class A (c)	7,632	700,847
Mosaic Co.	10,069	352,415
PPG Industries, Inc.	7,125	1,056,638
Sherwin-Williams Co.	7,126	1,892,096
		19,312,626
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,899	876,749
Vulcan Materials Co.	4,047	912,356
		1,789,105
Containers & Packaging (0.2%)
Amcor PLC (c)	44,614	445,248
Avery Dennison Corp.	2,430	417,474
Ball Corp.	9,505	553,286
International Paper Co.	10,522	334,705
Packaging Corp. of America	2,682	354,453
Sealed Air Corp.	4,294	171,760
Westrock Co.	7,710	224,129
		2,501,055
	Shares	Value(a)
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	43,457	$1,738,280
Newmont Corp.	24,095	1,027,893
Nucor Corp.	7,626	1,250,512
Steel Dynamics, Inc.	4,868	530,271
		4,546,956
Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,555	332,756
Ventas, Inc.	12,077	570,880
Welltower, Inc.	15,070	1,219,012
		2,122,648
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	21,505	361,929
Industrial REITs (0.3%)
Prologis, Inc.	27,999	3,433,517
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,769	541,234
Boston Properties, Inc.	4,310	248,213
		789,447
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	9,424	760,611
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,341	821,621
Camden Property Trust	3,234	352,086
Equity Residential	10,277	677,974
Essex Property Trust, Inc.	1,910	447,513
Invitation Homes, Inc.	17,550	603,720
Mid-America Apartment Communities, Inc.	3,537	537,129
UDR, Inc.	9,363	402,234
		3,842,277
Retail REITs (0.3%)
Federal Realty Investment Trust	2,185	211,442
Kimco Realty Corp.	18,795	370,637
Realty Income Corp.	20,412	1,220,434
Regency Centers Corp.	4,621	285,439
Simon Property Group, Inc.	9,823	1,134,360
		3,222,312
Specialized REITs (1.0%)
American Tower Corp.	14,071	2,728,930
Crown Castle, Inc.	13,094	1,491,930
Digital Realty Trust, Inc.	8,833	1,005,814
Equinix, Inc.	2,852	2,235,797
Extra Space Storage, Inc.	4,026	599,270
Iron Mountain, Inc.	8,842	502,402
Public Storage	4,841	1,412,991
SBA Communications Corp.	3,234	749,512
VICI Properties, Inc.	30,390	955,158
Weyerhaeuser Co.	22,170	742,917
		12,424,721
See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Utilities (2.5%)
Electric Utilities (1.7%)
Alliant Energy Corp.	7,529	$395,122
American Electric Power Co., Inc.	15,527	1,307,374
Constellation Energy Corp.	9,807	897,831
Duke Energy Corp.	23,268	2,088,070
Edison International	11,562	802,981
Entergy Corp.	6,411	624,239
Evergy, Inc.	6,950	406,019
Eversource Energy	10,524	746,362
Exelon Corp.	30,155	1,228,515
FirstEnergy Corp.	16,412	638,099
NextEra Energy, Inc.	61,350	4,552,170
NRG Energy, Inc.	6,975	260,795
PG&E Corp. (b)	49,015	846,979
Pinnacle West Capital Corp.	3,392	276,312
PPL Corp.	22,348	591,328
Southern Co.	33,061	2,322,535
Xcel Energy, Inc.	16,686	1,037,369
		19,022,100
Gas Utilities (0.0%)
Atmos Energy Corp.	4,334	504,218
Independent Power Producers & Energy Traders (0.0%)
AES Corp.	20,294	420,695
Multi-Utilities (0.7%)
Ameren Corp.	7,962	650,256
CenterPoint Energy, Inc.	19,132	557,698
	Shares	Value(a)
CMS Energy Corp.	8,770	$515,237
Consolidated Edison, Inc.	10,507	949,833
Dominion Energy, Inc.	25,345	1,312,618
DTE Energy Co.	6,249	687,515
NiSource, Inc.	12,524	342,531
Public Service Enterprise Group, Inc.	15,076	943,908
Sempra Energy	9,532	1,387,764
WEC Energy Group, Inc.	9,465	835,192
		8,182,552
Water Utilities (0.1%)
American Water Works Co., Inc.	5,842	833,945
Total common stocks (cost: $359,392,491)		1,126,510,776
Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	23,762,004	23,762,004
Total short-term securities (cost: $23,762,004)		23,762,004
Total investments in securities (cost: $383,154,495) (e)		1,150,272,780
Cash and other assets in excess of liabilities (0.0%)		281,794
Total net assets (100.0%)		$1,150,554,574

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.4% of net assets in foreign securities at June 30, 2023.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2023, the cost of investments for federal income tax purposes was $386,190,174. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$778,881,814
Gross unrealized depreciation	(13,953,352)
Net unrealized appreciation	$764,928,462

Holdings of Open Futures Contracts

On June 30, 2023, securities with an aggregate market value of $27,155,800 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2023	103	Long	$22,268,631	$23,114,487	$845,856

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (97.7%)
Australia (3.4%)
Financial (3.4%)
Commonwealth Bank of Australia (USD) 5.831%, 03/14/25 (SOFRRATE + 0.740%) (c) (d)	1,770,000	$1,771,701
Macquarie Group Ltd. (USD) 6.207%, 11/22/24 (c)	950,000	948,907
		2,720,608
Brazil (6.3%)
Government (6.3%)
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/27	11,220,000	2,305,049
10.000%, 01/01/29	3,440,000	695,486
10.000%, 01/01/31	3,320,000	666,354
10.000%, 01/01/33	6,760,000	1,344,045
		5,010,934
Canada (1.9%)
Government (1.9%)
Province of Ontario Canada (CAD) 2.600%, 06/02/25	2,060,000	1,496,713
Colombia (8.1%)
Government (8.1%)
Colombian TES (COP) 6.000%, 04/28/28	8,020,000,000	1,649,355
7.000%, 03/26/31	6,010,000,000	1,217,134
7.250%, 10/26/50	2,720,000,000	463,284
9.250%, 05/28/42	14,230,000,000	3,062,205
		6,391,978
Great Britain (9.8%)
Government (9.8%)
U.K. Gilts (GBP) 1.250%, 07/31/51	5,950,000	3,750,497
3.250%, 01/31/33	3,470,000	4,021,162
		7,771,659
Mexico (14.7%)
Energy (0.9%)
Petroleos Mexicanos (USD) 6.950%, 01/28/60	1,200,000	748,500
Government (13.8%)
Mexican Bonos (MXN) 7.750%, 11/13/42	44,300,000	2,343,581
8.000%, 11/07/47	31,000,000	1,650,371
8.000%, 07/31/53	34,300,000	1,875,070
8.500%, 05/31/29	42,600,000	2,477,172
8.500%, 11/18/38	45,000,000	2,560,605
		10,906,799
	Principal(b)	Value(a)
New Zealand (0.8%)
Government (0.8%)
New Zealand Government Bond (NZD) 2.750%, 05/15/51	1,450,000	$612,844
Russia (0.2%)
Government (0.2%)
Russian Federal Bond — OFZ (RUB) 7.650%, 04/10/30 (e)	29,000,000	119,888
South Africa (3.3%)
Government (3.3%)
Republic of South Africa Government Bond (ZAR) 6.500%, 02/28/41	41,700,000	1,305,682
8.750%, 02/28/48	34,600,000	1,328,981
		2,634,663
United States (49.2%)
Financial (1.9%)
Jackson National Life Global Funding (USD) 6.242%, 06/28/24 (SOFRRATE + 1.150%) (c) (d)	1,530,000	1,530,000
Government (23.8%)
U.S. Treasury Bond (USD) 2.250%, 02/15/52	3,430,000	2,474,423
3.000%, 08/15/52	4,390,000	3,726,013
U.S. Treasury Note (USD) 1.875%, 02/15/32	2,130,000	1,823,147
3.500%, 02/15/33	9,640,000	9,385,444
5.449%, 01/31/25 (3-Month U.S. Treasury Money Market Yield + 0.200%) (d)	1,450,000	1,454,125
		18,863,152
Industrial (3.7%)
General Motors Financial Co., Inc. (USD) 5.400%, 04/06/26	1,550,000	1,530,749
Toyota Motor Credit Corp. (USD) 4.450%, 05/18/26	1,420,000	1,399,285
		2,930,034
Mortgage Securities (19.8%)
Federal Home Loan Mortgage Corp. (USD) 4.500%, 09/01/52	1,254,382	1,206,584
4.500%, 10/01/52	888,489	854,486
5.000%, 08/01/52	631,061	619,072
5.000%, 11/01/52	775,026	759,597
5.500%, 12/01/52	2,155,698	2,147,186
Federal National Mortgage Association (USD) 4.500%, 09/01/52	1,817,738	1,748,453

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
5.000%, 10/01/52	643,961	$631,146
5.000%, 12/01/52	1,399,623	1,371,754
5.500%, 12/01/52	1,573,253	1,567,330
Government National Mortgage Association (USD) 5.000%, 06/20/53	1,070,000	1,051,472
5.500%, 02/20/53	750,814	747,945
5.500%, 04/20/53	1,363,446	1,358,217
5.500%, 05/20/53	928,087	924,541
5.500%, 06/20/53	680,000	677,418
		15,665,201
Total long-term debt securities (cost: $78,118,179)		77,402,973
	Shares	Value(a)
Short-Term Securities (1.8%)
Investment Companies (1.8%)
United States (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	1,414,697	$1,414,697
Total short-term securities (cost: $1,414,697)		1,414,697
Total investments in securities (cost: $79,532,876) (f)		78,817,670
Cash and other assets in excess of liabilities (0.5%)		429,386
Total net assets (100.0%)		$79,247,056

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  Variable rate security.

(e)  Pursuant to the Fund's Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund's Liquidity Risk Management Program Administrator.

(f)  At June 30, 2023, the cost of investments for federal income tax purposes was $79,532,876. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,003,536
Gross unrealized depreciation	(5,177,741)
Net unrealized depreciation	$(2,174,205)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2023, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/19/23	21,260,000	BRL	4,254,127	USD	$—	$(142,236)	JPM
07/20/23	498,049	USD	2,020,000	PLN	—	(1,237)	BLC
07/20/23	300,836	USD	1,230,000	PLN	1,677	—	BLC
07/20/23	319,081	USD	1,340,000	PLN	10,487	—	BLC
07/20/23	107,438	USD	450,000	PLN	3,238	—	BLC
07/20/23	336,963	USD	1,440,000	PLN	17,200	—	BLC
07/20/23	124,840	USD	530,000	PLN	5,511	—	BLC
07/20/23	190,231	USD	800,000	PLN	6,526	—	GSC
07/20/23	1,030,000	PLN	246,143	USD	—	(7,182)	HSB
07/20/23	271,715	USD	1,130,000	PLN	6,204	—	MSC
07/20/23	185,717	USD	780,000	PLN	6,121	—	MSC
07/20/23	1,290,000	PLN	305,847	USD	—	(11,424)	UBS
07/20/23	12,620,000	PLN	2,972,370	USD	—	(131,469)	UBS
07/20/23	180,809	USD	750,000	PLN	3,650	—	UBS
07/20/23	462,112	USD	1,910,000	PLN	7,645	—	UBS
07/20/23	185,665	USD	780,000	PLN	6,173	—	UBS
07/20/23	422,900	USD	1,780,000	PLN	14,884	—	UBS
07/25/23	400,000	CAD	303,966	USD	1,592	—	JPM
07/25/23	1,000,000	CAD	743,972	USD	—	(11,964)	MSC
07/25/23	860,000	CAD	631,878	USD	—	(18,228)	UBS
07/28/23	183,500,000	MXN	9,967,845	USD	—	(684,567)	BLC
07/28/23	23,600,000,000	COP	5,107,893	USD	—	(504,688)	JPM
08/04/23	70,000	EUR	76,133	USD	—	(348)	JPM
08/04/23	220,000	EUR	238,306	USD	—	(2,065)	JPM
08/04/23	210,000	EUR	226,486	USD	—	(2,959)	JPM
08/04/23	540,000	EUR	579,571	USD	—	(10,431)	JPM
08/04/23	620,000	EUR	662,758	USD	—	(14,652)	JPM
08/04/23	7,000,000	EUR	7,758,779	USD	110,600	—	JPM
08/04/23	1,781,235	USD	1,630,000	EUR	—	(302)	JPM
08/04/23	1,528,159	USD	1,400,000	EUR	1,477	—	JPM
08/04/23	4,206,160	USD	3,920,000	EUR	76,820	—	JPM
08/15/23	314,389	USD	6,100,000	ZAR	7,209	—	HSB
08/15/23	51,700,000	ZAR	2,736,738	USD	11,062	—	HSB
08/17/23	3,690,000	CNH	534,032	USD	25,054	—	HSB
08/31/23	590,168	USD	890,000	AUD	3,199	—	JPM
08/31/23	184,474	USD	280,000	AUD	2,203	—	JPM
09/01/23	590,000	GBP	752,504	USD	2,227	—	JPM
09/01/23	1,310,000	GBP	1,667,106	USD	1,237	—	JPM
09/01/23	1,110,000	GBP	1,411,878	USD	340	—	JPM
09/01/23	3,260,000	GBP	4,060,330	USD	—	(85,268)	JPM
09/11/23	352,057	USD	29,000,000	INR	645	—	BLC
09/13/23	717,039	USD	930,000,000	KRW	—	(7,502)	HSB
09/14/23	121,669	USD	4,200,000	THB	—	(2,370)	HSB
09/19/23	1,163,873	USD	160,000,000	JPY	—	(43,737)	JPM
09/22/23	114,361	USD	1,200,000	NOK	—	(2,036)	JPM
09/22/23	235,388	USD	2,500,000	NOK	—	(1,378)	JPM
09/22/23	213,906	USD	2,300,000	NOK	1,383	—	JPM
09/26/23	640,000	NZD	396,782	USD	4,836	—	BLC
09/29/23	545,392	USD	5,700,000	NOK	—	(11,737)	MSC
					$339,200	$(1,697,780)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CNH  Chinese Yuan Renminbi Offshore

COP  Colombian Peso

EUR  Euro

GBP  British Pound

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLN  Polish Zloty

RUB  Russian Ruble

THB  Thai Baht

USD  United States Dollar

ZAR  South African Rand

Counterparty Legend

BLC  Barclays Bank PLC

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

UBS  UBS AG

Holdings of Open Futures Contracts

On June 30, 2023, $419,211 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	September 2023	81	Long	$9,693,856	$9,593,437	$(100,419)

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (0.8%)
Casino Gaming (0.8%)
Boyd Gaming Corp.	14,555	$1,009,680
Real Estate (98.8%)
Health Care REITs (10.5%)
Healthcare Realty Trust, Inc.	186,178	3,511,317
Medical Properties Trust, Inc.	138,875	1,285,983
Welltower, Inc.	96,396	7,797,472
		12,594,772
Hotels & Resort REITs (0.7%)
Host Hotels & Resorts, Inc.	51,824	872,198
Industrial REITs (13.8%)
Americold Realty Trust, Inc.	122,040	3,941,892
First Industrial Realty Trust, Inc.	22,444	1,181,452
Prologis, Inc.	92,600	11,355,538
		16,478,882
Office REITs (1.5%)
Highwoods Properties, Inc.	76,500	1,829,115
Residential REITs (24.8%)
American Homes 4 Rent Class A	75,077	2,661,480
Apartment Income REIT Corp.	43,815	1,581,283
Camden Property Trust	44,414	4,835,352
Essex Property Trust, Inc.	7,645	1,791,223
Invitation Homes, Inc.	187,262	6,441,813
Mid-America Apartment Communities, Inc.	30,873	4,688,374
Sun Communities, Inc.	35,658	4,651,943
UDR, Inc.	69,364	2,979,877
		29,631,345
	Shares	Value(a)
Retail REITs (16.7%)
Kimco Realty Corp.	139,355	$2,748,081
Realty Income Corp.	95,215	5,692,905
Simon Property Group, Inc.	61,719	7,127,310
SITE Centers Corp.	73,232	968,127
Spirit Realty Capital, Inc.	87,262	3,436,377
		19,972,800
Specialized REITs (30.8%)
American Tower Corp.	29,617	5,743,921
Crown Castle, Inc.	46,974	5,352,218
Digital Realty Trust, Inc.	61,862	7,044,226
Equinix, Inc.	8,618	6,755,995
Extra Space Storage, Inc.	10,919	1,625,293
Iron Mountain, Inc.	30,916	1,756,647
Public Storage	11,214	3,273,142
SBA Communications Corp.	19,602	4,542,960
Weyerhaeuser Co.	21,600	723,816
		36,818,218
Total common stocks (cost: $124,343,562)		119,207,010
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	588,521	588,521
Total short-term securities (cost: $588,521)		588,521
Total investments in securities (cost: $124,932,083) (b)		119,795,531
Liabilities in excess of cash and other assets (-0.1%)		(115,395)
Total net assets (100.0%)		$119,680,136

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  At June 30, 2023, the cost of investments for federal income tax purposes was $125,873,445. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$4,776,414
Gross unrealized depreciation	(10,854,328)
Net unrealized depreciation	$(6,077,914)

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	30,000	$1,115,700
Wireless Telecommunication Services (0.8%)
T-Mobile U.S., Inc. (b)	10,700	1,486,230
Consumer Discretionary (7.0%)
Automobiles (0.4%)
General Motors Co.	22,400	863,744
Broadline Retail (1.5%)
Amazon.com, Inc. (b)	21,700	2,828,812
Diversified Consumer Services (0.4%)
Service Corp. International	11,500	742,785
Entertainment (0.4%)
Walt Disney Co. (b)	8,381	748,256
Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc. (b)	660	1,782,218
McDonald's Corp.	5,295	1,580,081
		3,362,299
Specialty Retail (2.5%)
AutoZone, Inc. (b)	490	1,221,746
Bath & Body Works, Inc.	7,100	266,250
Best Buy Co., Inc.	7,600	622,820
Home Depot, Inc.	2,376	738,081
TJX Cos., Inc.	7,475	633,805
Ulta Beauty, Inc. (b)	2,600	1,223,547
		4,706,249
Consumer Staples (9.2%)
Beverages (1.3%)
Coca-Cola Co.	13,112	789,605
PepsiCo, Inc.	8,700	1,611,414
		2,401,019
Consumer Staples Distribution & Retail (1.1%)
Target Corp.	3,187	420,365
Walmart, Inc.	10,247	1,610,624
		2,030,989
Food Products (2.7%)
General Mills, Inc.	8,600	659,620
Kraft Heinz Co.	34,979	1,241,755
Mondelez International, Inc. Class A	44,675	3,258,594
		5,159,969
Household Products (1.5%)
Procter & Gamble Co.	19,386	2,941,631
Personal Products (0.4%)
Kenvue, Inc. (b)	27,978	739,179
	Shares	Value(a)
Tobacco (2.2%)
Philip Morris International, Inc.	41,773	$4,077,880
Energy (8.1%)
Energy Equipment & Services (0.7%)
Halliburton Co.	8,700	287,013
NOV, Inc.	15,400	247,016
Schlumberger NV (c)	18,300	898,896
		1,432,925
Oil, Gas & Consumable Fuels (7.4%)
Chevron Corp.	22,600	3,556,110
EQT Corp.	38,200	1,571,166
Exxon Mobil Corp.	42,638	4,572,926
Kinder Morgan, Inc.	102,900	1,771,938
Range Resources Corp.	50,400	1,481,760
Southwestern Energy Co. (b)	84,000	504,840
Williams Cos., Inc.	14,272	465,695
		13,924,435
Financial (20.4%)
Capital Markets (0.7%)
Goldman Sachs Group, Inc.	3,900	1,257,906
Commercial Banks (8.4%)
Bank of America Corp.	126,094	3,617,637
East West Bancorp, Inc.	5,643	297,894
JPMorgan Chase & Co.	37,663	5,477,707
PNC Financial Services Group, Inc.	15,600	1,964,820
U.S. Bancorp	34,900	1,153,096
Wells Fargo & Co.	77,114	3,291,225
		15,802,379
Consumer Finance (1.1%)
American Express Co.	12,304	2,143,357
Financial Services (3.6%)
Berkshire Hathaway, Inc. Class B (b)	18,200	6,206,200
Corebridge Financial, Inc.	34,374	607,045
		6,813,245
Insurance (6.6%)
Allstate Corp.	11,227	1,224,192
Chubb Ltd. (c)	10,124	1,949,477
Hartford Financial Services Group, Inc.	15,055	1,084,261
MetLife, Inc.	55,333	3,127,974
Progressive Corp.	21,902	2,899,168
Travelers Cos., Inc.	12,789	2,220,938
		12,506,010
Health Care (17.7%)
Biotechnology (1.2%)
Amgen, Inc.	6,900	1,531,938
Regeneron Pharmaceuticals, Inc. (b)	1,000	718,540
		2,250,478

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Equipment & Supplies (2.6%)
Becton Dickinson & Co.	8,362	$2,207,652
GE HealthCare Technologies, Inc.	23,148	1,880,543
Medtronic PLC (c)	10,200	898,620
		4,986,815
Health Care Providers & Services (7.3%)
AmerisourceBergen Corp.	20,300	3,906,329
Elevance Health, Inc.	12,789	5,682,025
HCA Healthcare, Inc.	7,247	2,199,320
Humana, Inc.	2,800	1,251,964
UnitedHealth Group, Inc.	1,827	878,129
		13,917,767
Life Sciences Tools & Services (1.8%)
Danaher Corp.	7,431	1,783,440
Thermo Fisher Scientific, Inc.	2,984	1,556,902
		3,340,342
Pharmaceuticals (4.8%)
AstraZeneca PLC ADR (c)	27,955	2,000,739
Johnson & Johnson	28,504	4,717,982
Merck & Co., Inc.	20,100	2,319,339
		9,038,060
Industrials (13.7%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	2,600	559,390
L3Harris Technologies, Inc.	13,516	2,646,027
Northrop Grumman Corp.	1,620	738,396
		3,943,813
Building Products (0.6%)
Carrier Global Corp.	22,050	1,096,106
Electrical Equipment (3.1%)
AMETEK, Inc.	10,813	1,750,408
Eaton Corp. PLC (c)	15,324	3,081,656
Hubbell, Inc.	3,008	997,333
		5,829,397
Ground Transportation (3.4%)
CSX Corp.	92,991	3,170,993
Norfolk Southern Corp.	4,930	1,117,927
Union Pacific Corp.	10,900	2,230,358
		6,519,278
Industrial Conglomerates (3.1%)
General Electric Co.	33,197	3,646,690
Honeywell International, Inc.	5,937	1,231,928
Siemens AG (c)	5,870	976,892
		5,855,510
Machinery (1.4%)
Cummins, Inc.	2,000	490,320
Deere & Co.	1,200	486,228
Dover Corp.	2,600	383,890
Westinghouse Air Brake Technologies Corp.	12,100	1,327,007
		2,687,445
	Shares	Value(a)
Information Technology (14.1%)
Electronic Equipment, Instruments & Components (0.7%)
TE Connectivity Ltd. (c)	9,100	$1,275,456
Interactive Media & Services (1.7%)
Alphabet, Inc. Class C (b)	25,950	3,139,172
IT Services (3.2%)
Accenture PLC Class A (c)	2,484	766,512
Fidelity National Information Services, Inc.	12,900	705,630
Fiserv, Inc. (b)	30,539	3,852,495
FleetCor Technologies, Inc. (b)	3,122	783,872
		6,108,509
Semiconductors & Semiconductor Equipment (7.4%)
Applied Materials, Inc.	11,700	1,691,118
Broadcom, Inc.	3,191	2,767,969
KLA Corp.	541	262,396
Lam Research Corp.	4,605	2,960,370
Micron Technology, Inc.	26,600	1,678,726
NXP Semiconductors NV (c)	4,800	982,464
QUALCOMM, Inc.	6,900	821,376
Texas Instruments, Inc.	15,800	2,844,316
		14,008,735
Software (1.1%)
Adobe, Inc. (b)	1,075	525,665
Microsoft Corp.	4,565	1,554,565
		2,080,230
Materials (1.4%)
Chemicals (0.9%)
Nutrien Ltd. (c)	30,457	1,798,486
Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	23,100	924,000
Real Estate (2.6%)
Industrial REITs (0.6%)
Prologis, Inc.	9,231	1,131,998
Residential REITs (0.5%)
Equity LifeStyle Properties, Inc.	14,218	951,042
Specialized REITs (1.5%)
Life Storage, Inc.	4,600	611,616
Public Storage	4,300	1,255,084
Weyerhaeuser Co.	30,096	1,008,517
		2,875,217
Utilities (4.1%)
Electric Utilities (3.7%)
Constellation Energy Corp.	17,600	1,611,280
Entergy Corp.	4,400	428,428
Evergy, Inc.	10,900	636,778
FirstEnergy Corp.	11,515	447,703
NextEra Energy, Inc.	23,000	1,706,600
Southern Co.	31,623	2,221,516
		7,052,305

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Multi-Utilities (0.4%)
Ameren Corp.	5,460	$445,918
DTE Energy Co.	2,078	228,622
		674,540
Total common stocks (cost: $176,907,130)		188,569,700
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	471,256	471,256
T. Rowe Price Government Reserve Fund, current rate 5.130%	286,664	286,664
Total short-term securities (cost: $757,920)		757,920
Total investments in securities (cost: $177,665,050) (d)		189,327,620
Liabilities in excess of cash and other assets (-0.1%)		(141,721)
Total net assets (100.0%)		$189,185,899

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 7.7% of net assets in foreign securities at June 30, 2023.

(d)  At June 30, 2023, the cost of investments for federal income tax purposes was $180,135,745. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,640,850
Gross unrealized depreciation	(5,448,975)
Net unrealized appreciation	$9,191,875

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2023
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (100.0%)
Consumer Discretionary (11.0%)
Automobiles (0.7%)
Tesla, Inc. (b)	3,099	$811,225
Broadline Retail (4.5%)
Amazon.com, Inc. (b)	40,223	5,243,470
Entertainment (1.1%)
Walt Disney Co. (b)	14,906	1,330,808
Hotels, Restaurants & Leisure (1.7%)
McDonald's Corp.	6,657	1,986,516
Specialty Retail (1.7%)
TJX Cos., Inc.	23,527	1,994,854
Textiles, Apparel & Luxury Goods (1.3%)
NIKE, Inc. Class B	14,184	1,565,488
Consumer Staples (8.0%)
Beverages (2.6%)
Constellation Brands, Inc. Class A	6,143	1,511,977
Monster Beverage Corp. (b)	26,669	1,531,867
		3,043,844
Consumer Staples Distribution & Retail (1.1%)
Sysco Corp.	16,607	1,232,240
Household Products (3.4%)
Colgate-Palmolive Co.	17,041	1,312,839
Procter & Gamble Co.	17,714	2,687,922
		4,000,761
Personal Products (0.9%)
Estee Lauder Cos., Inc. Class A	5,622	1,104,048
Energy (3.3%)
Energy Equipment & Services (0.6%)
Schlumberger NV (c)	14,731	723,587
Oil, Gas & Consumable Fuels (2.7%)
ConocoPhillips	12,709	1,316,779
EOG Resources, Inc.	15,852	1,814,103
		3,130,882
Financial (10.0%)
Capital Markets (1.4%)
Morgan Stanley	20,189	1,724,140
Commercial Banks (4.4%)
Bank of America Corp.	56,555	1,622,563
JPMorgan Chase & Co.	18,620	2,708,093
PNC Financial Services Group, Inc.	6,500	818,675
		5,149,331
Consumer Finance (1.1%)
American Express Co.	7,335	1,277,757
	Shares	Value(a)
Insurance (3.1%)
Arch Capital Group Ltd. (b) (c)	13,893	$1,039,891
Chubb Ltd. (c)	7,005	1,348,883
Progressive Corp.	9,268	1,226,805
		3,615,579
Health Care (17.0%)
Biotechnology (2.1%)
Regeneron Pharmaceuticals, Inc. (b)	1,328	954,221
Vertex Pharmaceuticals, Inc. (b)	4,202	1,478,726
		2,432,947
Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	15,321	1,670,296
Becton Dickinson & Co.	6,112	1,613,629
Hologic, Inc. (b)	16,886	1,367,259
		4,651,184
Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	7,016	3,372,170
Life Sciences Tools & Services (2.6%)
Danaher Corp.	5,831	1,399,440
Thermo Fisher Scientific, Inc.	3,170	1,653,947
		3,053,387
Pharmaceuticals (5.4%)
Eli Lilly & Co.	5,575	2,614,564
Merck & Co., Inc.	19,199	2,215,373
Pfizer, Inc.	42,058	1,542,687
		6,372,624
Industrials (8.0%)
Aerospace & Defense (1.6%)
Raytheon Technologies Corp.	18,903	1,851,738
Building Products (0.9%)
Johnson Controls International PLC (c)	16,079	1,095,623
Commercial Services & Supplies (0.8%)
Republic Services, Inc.	5,956	912,281
Electrical Equipment (1.3%)
AMETEK, Inc.	9,771	1,581,729
Machinery (3.4%)
Deere & Co.	3,580	1,450,580
IDEX Corp.	4,990	1,074,148
Illinois Tool Works, Inc.	5,687	1,422,660
		3,947,388
Information Technology (36.6%)
Communications Equipment (1.5%)
Motorola Solutions, Inc.	6,171	1,809,831
Computer Peripherals (6.7%)
Apple, Inc.	40,625	7,880,031

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	6,110	$1,121,185
Interactive Media & Services (6.6%)
Alphabet, Inc. Class A (b)	48,534	5,809,520
Meta Platforms, Inc. Class A (b)	6,552	1,880,293
		7,689,813
IT Services (2.8%)
GoDaddy, Inc. Class A (b)	11,600	871,508
Mastercard, Inc. Class A	5,995	2,357,834
		3,229,342
Semiconductors & Semiconductor Equipment (8.5%)
Advanced Micro Devices, Inc. (b)	11,238	1,280,121
Broadcom, Inc.	1,907	1,654,189
KLA Corp.	2,965	1,438,084
NVIDIA Corp.	6,466	2,735,247
QUALCOMM, Inc.	9,481	1,128,618
Texas Instruments, Inc.	9,575	1,723,692
		9,959,951
Software (9.5%)
Microsoft Corp.	23,366	7,957,058
Palo Alto Networks, Inc. (b)	3,639	929,801
Salesforce, Inc. (b)	6,283	1,327,346
Workday, Inc. Class A (b)	4,335	979,233
		11,193,438
Materials (1.3%)
Chemicals (1.3%)
PPG Industries, Inc.	9,898	1,467,873
	Shares	Value(a)
Real Estate (1.8%)
Industrial REITs (1.0%)
Prologis, Inc.	9,516	$1,166,947
Residential REITs (0.8%)
AvalonBay Communities, Inc.	4,852	918,338
Utilities (3.0%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	17,956	1,511,895
Duke Energy Corp.	13,989	1,255,373
Eversource Energy	10,973	778,205
		3,545,473
Total common stocks (cost: $77,121,543)		117,187,823
Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.030%	163,757	163,757
Total short-term securities (cost: $163,757)		163,757
Total investments in securities (cost: $77,285,300) (d)		117,351,580
Liabilities in excess of cash and other assets (-0.1%)		(120,678)
Total net assets (100.0%)		$117,230,902

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.6% of net assets in foreign securities at June 30, 2023.

(d)  At June 30, 2023, the cost of investments for federal income tax purposes was $77,354,065. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$42,436,305
Gross unrealized depreciation	(2,438,790)
Net unrealized appreciation	$39,997,515

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2023

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund	SFT Delaware IvySM Growth Fund		SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund		SFT Government Money Market Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$368,415,142	$522,984,471		$581,317,509		$155,282,259		$317,148,487		$226,600,197
Affiliated issuers (Note 8)		274,114,718	–		–		–		–		–
Cash on demand deposit		9,000,000	33,400		–		–		7,725,000		–
Due from broker[1,3]		–	1,154,000		–		–		–		–
Foreign currency on deposit[2]		–	6		–		–		–		–
Receivable:
Fund shares sold		–	4,083		–		–		138,982		–
Investment securities sold (including paydowns)		22,300	7,654,740		1,090,523		591,082		11,150		–
Investment securities sold on a when-issued or forward – commitment basis (Note 2)		–	152,480		–		–		–		–
Investment securities sold on a TBA basis (Note 2)		–	21,837,970		–		–		–		–
Dividends and accrued interest		2,755,362	2,345,772		286,895		26,140		129,194		159,502
Refundable foreign income taxes withheld		–	1,021		–		–		–		–
Adviser (Note 4)		–	–		–		–		–		–
Variation margin on futures contracts		1,478,386	–		–		–		637,921		–
Unrealized appreciation on forward foreign currency contracts		–	–		–		–		–		–
Prepaid expenses		5,425	9,841		8,577		5,033		8,307		9,883
Total assets		655,791,333	556,177,784		582,703,504		155,904,514		325,799,041		226,769,582
Liabilities
Due to custodian		426,359	–		–		–		212,760		–
Payable:
Fund shares repurchased		59,054	314,184		63,227		10,327		–		202,185
Investment securities purchased		176,857	6,010,283		964,184		1,648,748		88,428		–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–	403,495		–		–		–		–
Investment securities purchased on a TBA basis (Note 2)		–	109,263,120		–		–		–		–
Adviser		432,439	240,472		424,662		140,944		219,054		101,372
Variation margin on futures contracts		–	6,044		–		–		–		–
Accrued expenses		130,960	221,286		86,538		62,480		66,916		74,262
Unrealized depreciation on forward foreign currency contracts		–	–		–		–		–		–
Options written at value[4]		93,550	–		–		–		8,520,450		–
Total liabilities		1,319,219	116,458,884		1,538,611		1,862,499		9,107,608		377,819
Net assets applicable to outstanding capital stock		$654,472,114	$439,718,900		$581,164,893		$154,042,015		$316,691,433		$226,391,763
Net Assets Consist of:
Paid in capital**		$379,530,600	$382,605,350		$(73,466,061)		$15,151,946		$255,406,623		$226,389,698
Total distributable earnings		274,941,514	57,113,550		654,630,954		138,890,069		61,284,810		2,065
Net assets		$654,472,114	$439,718,900		$581,164,893		$154,042,015		$316,691,433		$226,391,763
Net assets by class:
Class 1	$	N/A	$7,127,976	$	N/A	$	N/A	$	N/A	$	N/A
Class 2		654,472,114	432,590,924		581,164,893		154,042,015		316,691,433		226,391,763
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.416		N/A		N/A		N/A		N/A
Class 2		20.249	2.330		34.495		21.920		13.132		1.000
* Identified cost
Unaffiliated issuers		$374,490,825	$549,296,024		$334,596,890		$142,497,198		$274,397,637		$226,600,197
Affiliated issuers		107,000,000	–		–		–		–		–
** Shares outstanding by class:
Class 1		N/A	2,950,437		N/A		N/A		N/A		N/A
Class 2		32,321,493	185,690,592		16,847,947		7,027,359		24,116,234		226,391,763
[1] Cash collateral for open futures contracts		$–	$1,154,000		$–		$–		$–		$–
[2] Collateral for open foreign currency contracts		$–	$–		$–		$–		$–		$–
[3] Foreign currency on deposit (cost)		$–	$5		$–		$–		$–		$–
[4] Premiums received		$73,050	$–		$–		$–		$36,475		$–

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$211,114,291	$1,150,272,780	$78,817,670	$119,795,531		$189,327,620	$117,351,580
Affiliated issuers (Note 8)	–	–	–	–		–	–
Cash on demand deposit	–	5,199	–	–		–	–
Due from broker[1,3]	–	–	1,009,211	–		–	–
Foreign currency on deposit[2]	–	–	25,057	–		–	–
Receivable:
Fund shares sold	–	–	644	38,756		–	–
Investment securities sold (including paydowns)	–	–	–	–		1,369,649	–
Investment securities sold on a when-issued or forward – commitment basis (Note 2)	–	–	–	–		–	–
Investment securities sold on a TBA basis (Note 2)	–	–	–	–		–	–
Dividends and accrued interest	267,880	820,769	1,073,152	324,974		208,524	72,958
Refundable foreign income taxes withheld	–	–	3,643	–		3,043	–
Adviser (Note 4)	–	–	20,628	–		–	–
Variation margin on futures contracts	42,902	23,564	–	–		–	–
Unrealized appreciation on forward foreign currency contracts	–	–	339,200	–		–	–
Prepaid expenses	5,052	11,201	5,130	5,883		25,125	5,660
Total assets	211,430,125	1,151,133,513	81,294,335	120,165,144		190,933,961	117,430,198
Liabilities
Due to custodian	–	–	–	–		–	–
Payable:
Fund shares repurchased	104,174	127,452	46,637	35,345		53,313	49,199
Investment securities purchased	–	–	–	290,046		1,485,830	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)	–	–	–	–		–	–
Investment securities purchased on a TBA basis (Note 2)	–	–	–	–		–	–
Adviser	67,041	292,099	62,760	95,134		131,171	81,169
Variation margin on futures contracts	–	–	100,274	–		–	–
Accrued expenses	88,544	159,388	139,828	64,483		77,748	68,928
Unrealized depreciation on forward foreign currency contracts	–	–	1,697,780	–		–	–
Options written at value[4]	–	–	–	–		–	–
Total liabilities	259,759	578,939	2,047,279	485,008		1,748,062	199,296
Net assets applicable to outstanding capital stock	$211,170,366	$1,150,554,574	$79,247,056	$119,680,136		$189,185,899	$117,230,902
Net Assets Consist of:
Paid in capital**	$(54,498,268)	$(132,899,502)	$94,236,642	$(10,285,130)		$34,730,235	$5,726,332
Total distributable earnings	265,668,634	1,283,454,076	(14,989,586)	129,965,266		154,455,664	111,504,570
Net assets	$211,170,366	$1,150,554,574	$79,247,056	$119,680,136		$189,185,899	$117,230,902
Net assets by class:
Class 1	$33,126,609	$389,478,472	$2,250,189	$12,688,622	$	N/A	$4,871,248
Class 2	178,043,757	761,076,102	76,996,867	106,991,514		189,185,899	112,359,654
Net asset value per share of outstanding capital stock by class:
Class 1	7.323	19.270	2.207	6.229		N/A	25.180
Class 2	7.062	18.586	2.129	6.007		20.704	24.600
* Identified cost
Unaffiliated issuers	$156,033,310	$383,154,495	$79,532,876	$124,932,083		$177,665,050	$77,285,300
Affiliated issuers	–	–	–	–		–	–
** Shares outstanding by class:
Class 1	4,523,833	20,211,214	1,019,543	2,037,101		N/A	193,492
Class 2	25,210,008	40,948,001	36,166,300	17,811,932		9,137,443	4,566,556
[1] Cash collateral for open futures contracts	$–	$–	$419,211	$–		$–	$–
[2] Collateral for open foreign currency contracts	$–	$–	$590,000	$–		$–	$–
[3] Foreign currency on deposit (cost)	$–	$–	$31,779	$–		$–	$–
[4] Premiums received	$–	$–	$–	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2023

(Unaudited)

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Delaware IvySM Growth Fund	SFT Delaware IvySM Small Cap Growth Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund
Income:
Interest[1]	$5,555,953	$9,596,720	$–	$–	$–	$4,620,016
Dividends[1]	1,873,840	238,843	2,024,536	508,061	4,644,709	590,671
Foreign tax withholding	–	–	(44,091)	–	–	–
Total investment income	7,429,793	9,835,563	1,980,445	508,061	4,644,709	5,210,687
Expenses (Note 4):
Investment advisory fee	1,739,845	883,867	1,698,593	627,250	891,593	277,669
Rule 12b-1 fees	790,839	543,232	654,119	184,485	405,269	277,669
Audit and accounting services	119,965	141,919	75,249	55,860	63,770	63,303
Administrative services fee	20,359	23,483	18,276	18,276	20,359	30,252
Legal fees	15,847	15,847	15,847	15,847	15,847	15,847
Custodian fees	6,943	36,448	6,744	9,075	7,041	4,860
Printing and shareholder reports	4,369	4,369	4,369	4,369	4,369	4,259
Trustee's fees	23,716	23,716	23,716	23,716	23,716	23,716
S&P licensing fee	–	–	–	–	–	–
Insurance	6,407	6,407	6,407	6,407	6,407	6,407
Other	6,339	8,552	24,764	19,903	10,256	4,931
Total expenses before fees waived	2,734,629	1,687,840	2,528,084	965,188	1,448,627	708,913
Less fees waived (Note 4)	–	–	–	–	–	–
Total expenses net of fees waived	2,734,629	1,687,840	2,528,084	965,188	1,448,627	708,913
Net investment income (loss)	4,695,164	8,147,723	(547,639)	(457,127)	3,196,082	4,501,774
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	(4,798,432)	(6,805,632)	24,732,142	1,969,456	1,380,985	–
Written options contracts	627,453	–	–	–	328,111	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	–	–
Net increase from litigation payments	–	6	–	73,049	–	–
Futures contracts	2,912,320	(851,027)	–	–	(615,801)	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	10,473,435	10,444,214	103,658,146	15,215,666	6,682,377	–
Affiliated issuers (Note 8)	39,379,759	–	–	–	–	–
Written options contracts	(208,325)	–	–	–	(8,583,729)	–
Translation of assets and liabilities in foreign currency	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures contracts	3,484,316	(1,785,944)	–	–	1,880,160	–
Net gains (losses) on investments	51,870,526	1,001,617	128,390,288	17,258,171	1,072,103	–
Net increase (decrease) in net assets resulting from operations	$56,565,690	$9,149,340	$127,842,649	$16,801,044	$4,268,185	$4,501,774

1  All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$5,187	$–	$2,236,975	$–	$12,885	$–
Dividends[1]	1,848,369	9,482,913	41,144	2,351,084	2,046,163	931,963
Foreign tax withholding	(1,681)	(2,382)	(3,401)	–	(35,279)	(3,528)
Total investment income	1,851,875	9,480,531	2,274,718	2,351,084	2,023,769	928,435
Expenses (Note 4):
Investment advisory fee	151,488	773,278	238,215	410,181	598,278	353,792
Rule 12b-1 fees	214,686	878,574	96,594	131,867	228,926	134,297
Audit and accounting services	66,901	113,618	78,202	62,598	55,860	58,139
Administrative services fee	18,276	18,276	26,086	18,276	18,276	18,276
Legal fees	15,847	15,847	15,847	15,847	15,847	15,847
Custodian fees	7,388	7,388	17,803	6,297	29,356	7,240
Printing and shareholder reports	4,369	4,369	4,369	4,369	4,369	4,369
Trustee's fees	23,716	23,716	23,716	23,716	23,716	23,716
S&P licensing fee	8,728	30,249	–	–	–	–
Insurance	6,407	6,407	6,407	6,407	6,407	6,407
Other	4,899	14,617	22,634	13,924	19,870	4,006
Total expenses before fees waived	522,705	1,886,339	529,873	693,482	1,000,905	626,089
Less fees waived (Note 4)	–	–	(20,628)	–	–	–
Total expenses net of fees waived	522,705	1,886,339	509,245	693,482	1,000,905	626,089
Net investment income (loss)	1,329,170	7,594,192	1,765,473	1,657,602	1,022,864	302,346
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	1,587,363	3,105,320	(3,881,384)	317,430	440,978	2,306,929
Written options contracts	–	–	–	–	–	–
Foreign forward currency contracts	–	–	(3,318,998)	–	–	–
Foreign currency transactions	–	–	(23,501)	–	(179)	–
Net increase from litigation payments	5,389	2,118	–	–	–	4,089
Futures contracts	146,054	1,330,926	(187,364)	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	13,250,518	151,384,809	8,425,801	4,731,464	5,847,861	10,649,095
Affiliated issuers (Note 8)	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	10,619	–	(328)	–
Foreign forward currency contracts	–	–	381,033	–	–	–
Futures contracts	359,426	1,386,638	60,325	–	–	–
Net gains (losses) on investments	15,348,750	157,209,811	1,466,531	5,048,894	6,288,332	12,960,113
Net increase (decrease) in net assets resulting from operations	$16,677,920	$164,804,003	$3,232,004	$6,706,496	$7,311,196	$13,262,459

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2023 and year ended December 31, 2022

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund		SFT Delaware IvySM Growth Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$4,695,164	$4,639,081	$8,147,723	$11,294,202	$(547,639)	$(1,486,308)
Net realized gains (losses) on investments	(1,258,659)	(381,723)	(7,656,653)	(37,913,887)	24,732,142	22,834,638
Net change in unrealized appreciation or depreciation of investments	53,129,185	(95,775,031)	8,658,270	(48,246,895)	103,658,146	(208,274,945)
Net increase (decrease) in net assets resulting from operations	56,565,690	(91,517,673)	9,149,340	(74,866,580)	127,842,649	(186,926,615)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	908,450	3,230,634	–	–
Class 2	8,619,039	29,621,512	9,336,621	16,187,058	2,987,228	3,132,710
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(1,245,399)	(2,572,439)	–	–
Class 2	(36,124,655)	(42,234,628)	(17,387,810)	(33,351,620)	(28,124,153)	(43,183,443)
Increase (decrease) in net assets from capital stock transactions	(27,505,616)	(12,613,116)	(8,388,138)	(16,506,367)	(25,136,925)	(40,050,733)
Total increase (decrease) in net assets	29,060,074	(104,130,789)	761,202	(91,372,947)	102,705,724	(226,977,348)
Net assets at beginning of period	625,412,040	729,542,829	438,957,698	530,330,645	478,459,169	705,436,517
Net assets at end of period	$654,472,114	$625,412,040	$439,718,900	$438,957,698	$581,164,893	$478,459,169
Capital share transactions:
Proceeds from sales
Class 1	–	–	373,984	1,322,960	–	–
Class 2	444,881	1,556,915	3,984,308	6,535,013	100,241	111,963
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(512,725)	(1,055,792)	–	–
Class 2	(1,868,314)	(2,209,032)	(7,418,674)	(13,939,714)	(907,766)	(1,418,840)
Net change from capital transactions	(1,423,433)	(652,117)	(3,573,107)	(7,137,533)	(807,525)	(1,306,877)

See accompanying notes to financial statements.

	SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund
	2023	2022	2023	2022
Operations:
Net investment income	$(457,127)	$(1,335,605)	$3,196,082	$4,349,329
Net realized gains (losses) on investments	2,042,505	1,221,094	1,093,295	529,532
Net change in unrealized appreciation or depreciation of investments	15,215,666	(53,902,189)	(21,192)	(40,818,899)
Net increase (decrease) in net assets resulting from operations	16,801,044	(54,016,700)	4,268,185	(35,940,038)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	1,498,323	2,356,271	1,634,862	14,861,373
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(5,395,144)	(11,868,005)	(17,556,616)	(22,909,068)
Increase (decrease) in net assets from capital stock transactions	(3,896,821)	(9,511,734)	(15,921,754)	(8,047,695)
Total increase (decrease) in net assets	12,904,223	(63,528,434)	(11,653,569)	(43,987,733)
Net assets at beginning of period	141,137,792	204,666,226	328,345,002	372,332,735
Net assets at end of period	$154,042,015	$141,137,792	$316,691,433	$328,345,002
Capital share transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	71,427	109,498	124,471	1,134,473
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(259,349)	(545,360)	(1,326,327)	(1,739,173)
Net change from capital transactions	(187,922)	(435,862)	(1,201,856)	(604,700)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2023 and year ended December 31, 2022

(Unaudited)

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund		SFT Index 500 Fund
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$4,501,774	$2,534,989	$1,329,170	$2,005,068	$7,594,192	$13,300,175
Net realized gains (losses) on investments	–	–	1,738,806	6,741,985	4,438,364	9,481,147
Net change in unrealized appreciation or depreciation of investments	–	–	13,609,944	(40,506,111)	152,771,447	(247,853,625)
Net increase (decrease) in net assets resulting from operations	4,501,774	2,534,989	16,677,920	(31,759,058)	164,804,003	(225,072,303)
Distributions to shareholders:
From distributable earnings
Class 2	(4,501,774)	(2,534,989)	–	–	–	–
Decrease in net assets from distributions	(4,501,774)	(2,534,989)	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	2,949,909	7,357,506	13,888,203	30,015,096
Class 2	15,555,467	84,358,046	4,483,043	2,800,098	15,502,093	18,902,724
Value of distributions reinvested
Class 2	4,501,774	2,534,989	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(767,616)	(747,878)	(1,907,295)	(4,441,720)
Class 2	(16,147,276)	(61,489,586)	(9,840,916)	(13,137,316)	(29,316,229)	(59,775,837)
Increase (decrease) in net assets from capital stock transactions	3,909,965	25,403,449	(3,175,580)	(3,727,590)	(1,833,228)	(15,299,737)
Total increase (decrease) in net assets	3,909,965	25,403,449	13,502,340	(35,486,648)	162,970,775	(240,372,040)
Net assets at beginning of period	222,481,798	197,078,349	197,668,026	233,154,674	987,583,799	1,227,955,839
Net assets at end of period	$226,391,763	$222,481,798	$211,170,366	$197,668,026	$1,150,554,574	$987,583,799
Capital share transactions:
Proceeds from sales
Class 1	–	–	423,980	1,065,896	783,339	1,712,141
Class 2	15,555,467	84,358,046	673,299	422,867	913,129	1,128,392
Issued on reinvestment of distributions
Class 2	4,501,774	2,534,989	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(107,843)	(110,879)	(107,755)	(263,959)
Class 2	(16,147,276)	(61,489,586)	(1,455,983)	(2,001,142)	(1,707,981)	(3,521,706)
Net change from capital transactions	3,909,965	25,403,449	(466,547)	(623,258)	(119,268)	(945,132)

See accompanying notes to financial statements.

	SFT International Bond Fund		SFT Real Estate Securities Fund
	2023	2022	2023	2022
Operations:
Net investment income	$1,765,473	$2,019,613	$1,657,602	$1,919,382
Net realized gains (losses) on investments	(7,411,247)	(2,691,176)	317,430	11,797,899
Net change in unrealized appreciation or depreciation of investments	8,877,778	(9,116,758)	4,731,464	(55,799,207)
Net increase (decrease) in net assets resulting from operations	3,232,004	(9,788,321)	6,706,496	(42,081,926)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	512,175	354,918	1,733,123	2,477,049
Class 2	727,156	6,220,821	2,039,995	2,620,143
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(60,885)	(215,972)	(981,087)	(983,199)
Class 2	(3,645,637)	(8,842,598)	(5,576,710)	(20,081,328)
Increase (decrease) in net assets from capital stock transactions	(2,467,191)	(2,482,831)	(2,784,679)	(15,967,335)
Total increase (decrease) in net assets	764,813	(12,271,152)	3,921,817	(58,049,261)
Net assets at beginning of period	78,482,243	90,753,395	115,758,319	173,807,580
Net assets at end of period	$79,247,056	$78,482,243	$119,680,136	$115,758,319
Capital share transactions:
Proceeds from sales
Class 1	234,145	160,173	286,406	391,287
Class 2	347,891	2,857,112	347,747	450,796
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(27,908)	(98,419)	(154,304)	(144,006)
Class 2	(1,726,062)	(4,146,064)	(933,345)	(2,886,927)
Net change from capital transactions	(1,171,934)	(1,227,198)	(453,496)	(2,188,850)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2023 and year ended December 31, 2022

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2023	2022	2023	2022
Operations:
Net investment income	$1,022,864	$1,772,026	$302,346	$460,593
Net realized gains (losses) on investments	440,799	8,300,227	2,311,018	3,374,122
Net change in unrealized appreciation or depreciation of investments	5,847,533	(37,095,689)	10,649,095	(31,436,967)
Net increase (decrease) in net assets resulting from operations	7,311,196	(27,023,436)	13,262,459	(27,602,252)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	632,352	2,003,044
Class 2	3,074,799	3,145,151	1,368,613	644,745
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(131,996)	(549,192)
Class 2	(6,309,333)	(30,345,304)	(6,664,508)	(10,492,245)
Increase (decrease) in net assets from capital stock transactions	(3,234,534)	(27,200,153)	(4,795,539)	(8,393,648)
Total increase (decrease) in net assets	4,076,662	(54,223,589)	8,466,920	(35,995,900)
Net assets at beginning of period	185,109,237	239,332,826	108,763,982	144,759,882
Net assets at end of period	$189,185,899	$185,109,237	$117,230,902	$108,763,982
Capital share transactions:
Proceeds from sales
Class 1	–	–	27,219	86,449
Class 2	154,103	156,376	59,610	28,079
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(5,561)	(23,633)
Class 2	(316,159)	(1,478,169)	(287,192)	(450,239)
Net change from capital transactions	(162,056)	(1,321,793)	(205,924)	(359,344)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021		2020		2019		2018
Net asset value, beginning of period	$18.534		$21.210	$18.697		$16.892		$13.983		$14.401
Income from investment operations:
Net investment income (a)	.142		.136	.019		.082		.185		.162
Net realized and unrealized gain(loss) on investments	1.573		(2.812)	2.494		1.723		2.724		(.580)
Total from investment operations	1.715		(2.676)	2.513		1.805		2.909		(.418)
Net asset value, end of period	$20.249		$18.534	$21.210		$18.697		$16.892		$13.983
Total return (b)	9.26%		(12.62)%	13.46%		10.67%		20.81%		(2.90)%
Net assets, end of period (in thousands)	$654,472		$625,412	$729,543		$678,188		$577,805		$415,233
Ratios to average net assets:
Expenses before waiver (c)	.86	%(d)	.86%	.85%		.86%		.90%		.98%
Expenses (c)	.86	%(d)	.86%	.84	%(e)	.80	%(e)	.80	%(e)	.80	%(e)
Net investment income	1.48	%(d)	.71%	.10%		.48%		1.18%		1.12%
Portfolio turnover rate (excluding short-term securities)	1.5	%(f)	12.0%	5.8%		–%		1.2%		2.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.364		$2.747	$2.755	$2.571	$2.355	$2.368
Income from investment operations:
Net investment income (a)	.047		.065	.056	.067	.078	.077
Net realized and unrealized gain(loss) on investments	.005		(.448)	(.064)	.117	.138	(.090)
Total from investment operations	.052		(.383)	(.008)	.184	.216	(.013)
Net asset value, end of period	$2.416		$2.364	$2.747	$2.755	$2.571	$2.355
Total return (b)	2.20%		(13.93)%	(0.29)%	7.15%	9.18%	(0.59)%
Net assets, end of period (in thousands)	$7,128		$7,303	$7,751	$5,530	$5,060	$3,640
Ratios to average net assets:
Expenses (c)	.52	%(d)	.50%	.49%	.48%	.49%	.50%
Net investment income	3.93	%(d)	2.62%	2.03%	2.52%	3.11%	3.29%
Portfolio turnover rate (excluding short-term securities)	99.1	%(e)	139.2%	67.3%	93.0%	130.4%	151.1%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$2.282		$2.659	$2.673	$2.501	$2.297	$2.316
Income from investment operations:
Net investment income (a)	.043		.057	.047	.059	.070	.069
Net realized and unrealized gain(loss) on investments	.005		(.434)	(.061)	.113	.134	(.088)
Total from investment operations	.048		(.377)	(.014)	.172	.204	(.019)
Net asset value, end of period	$2.330		$2.282	$2.659	$2.673	$2.501	$2.297
Total return (b)	2.07%		(14.17)%	(0.54)%	6.88%	8.90%	(0.84)%
Net assets, end of period (in thousands)	$432,591		$431,655	$522,580	$491,483	$482,818	$434,229
Ratios to average net assets:
Expenses (c)	.77	%(d)	.75%	.74%	.73%	.74%	.75%
Net investment income	3.68	%(d)	2.38%	1.78%	2.28%	2.87%	3.04%
Portfolio turnover rate (excluding short-term securities)	99.1	%(e)	139.2%	67.3%	93.0%	130.4%	151.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$27.100		$37.202	$28.554	$21.848	$16.007	$15.662
Income from investment operations:
Net investment income (loss) (a)	(.032)		(.082)	(.124)	(.038)	(.005)	.008
Net realized and unrealized gain(loss) on investments	7.427		(10.020)	8.772	6.744	5.846	.337
Total from investment operations	7.395		(10.102)	8.648	6.706	5.841	.345
Net asset value, end of period	$34.495		$27.100	$37.202	$28.554	$21.848	$16.007
Total return (b)	27.29%		(27.15)%	30.29%	30.69%	36.49%	2.21%
Net assets, end of period (in thousands)	$581,165		$478,459	$705,437	$606,247	$544,843	$453,883
Ratios to average net assets:
Expenses (c)	.97	%(d)	.96%	.96%	.97%	.98%	.97%
Net investment income (loss)	(.21	)%(d)	(.27)%	(.38)%	(.16)%	(.03)%	.04%
Portfolio turnover rate (excluding short-term securities)	6.9	%(e)	8.5%	14.4%	28.9%	29.9%	42.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.561		$26.750	$25.579	$18.772	$15.181	$15.802
Income from investment operations:
Net investment loss (a)	(.064)		(.179)	(.233)	(.161)	(.146)	(.102)
Net realized and unrealized gain(loss) on investments	2.423		(7.010)	1.404	6.968	3.737	(.519)
Total from investment operations	2.359		(7.189)	1.171	6.807	3.591	(.621)
Net asset value, end of period	$21.920		$19.561	$26.750	$25.579	$18.772	$15.181
Total return (b)	12.06%		(26.87)%	4.58%	36.26%	23.66%	(3.93)%
Net assets, end of period (in thousands)	$154,042		$141,138	$204,666	$211,834	$176,721	$163,367
Ratios to average net assets:
Expenses (c)	1.31	%(d)	1.27%	1.23%	1.24%	1.23%	1.21%
Net investment loss	(.62	)%(d)	(.82)%	(.84)%	(.83)%	(.81)%	(.59)%
Portfolio turnover rate (excluding short-term securities)	34.3	%(e)	61.8%	47.1%	53.6%	43.3%	53.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021		2020		2019		2018
Net asset value, beginning of period	$12.969		$14.363	$12.804		$13.527		$11.594		$12.195
Income from investment operations:
Net investment income (a)	.129		.169	.154		.173		.275		.220
Net realized and unrealized gain(loss) on investments	.034		(1.563)	1.405		(.896)		1.658		(.821)
Total from investment operations	.163		(1.394)	1.559		(.723)		1.933		(.601)
Net asset value, end of period	$13.132		$12.969	$14.363		$12.804		$13.527		$11.594
Total return (b)	3.97%		(9.71)%	12.18%		(5.35)%		16.67%		(4.93)%
Net assets, end of period (in thousands)	$316,691		$328,345	$372,333		$355,582		$390,478		$298,485
Ratios to average net assets:
Expenses before waiver (c)	.89	%(d)	.88%	.87%		.88%		.90%		.97%
Expenses (c)	.89	%(d)	.88%	.85	%(e)	.80	%(e)	.80	%(e)	.80	%(e)
Net investment income	1.97	%(d)	1.28%	1.13%		1.38%		2.17%		1.82%
Portfolio turnover rate (excluding short-term securities)	0.6	%(f)	12.3%	3.4%		20.1%		–%		–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income (a)	.020		.011		–		.002		.015		.012
Net realized and unrealized gain on investments	–		–		–		–		–		–
Total from investment operations	.020		.011		–		.002		.015		.012
Less distributions:
Distributions from net investment income	(.020)		(.011)		–		(.002)		(.015)		(.012)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return (b)	2.03%		1.12%		–%		0.21%		1.50%		1.18%
Net assets, end of period (in thousands)	$226,392		$222,482		$197,078		$196,877		$188,351		$72,761
Ratios to average net assets:
Expenses before waiver	.64	%(c)	.64%		.66%		.68%		.83%		.90%
Expenses (d)	.64	%(c)	.48	%(e)	.04	%(e)	.29	%(e)	.70	%(e)	.70	%(e)
Net investment income	4.05	%(c)	1.16%		–%		.20%		1.35%		1.18%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.745		$7.786	$6.264	$5.527	$4.392	$4.955
Income from investment operations:
Net investment income (a)	.054		.084	.068	.065	.067	.065
Net realized and unrealized gain(loss) on investments	.524		(1.125)	1.454	.672	1.068	(.628)
Total from investment operations	.578		(1.041)	1.522	.737	1.135	(.563)
Net asset value, end of period	$7.323		$6.745	$7.786	$6.264	$5.527	$4.392
Total return (b)	8.57%		(13.38)%	24.30%	13.34%	25.82%	(11.36)%
Net assets, end of period (in thousands)	$33,127		$28,379	$25,327	$15,838	$12,088	$7,662
Ratios to average net assets:
Expenses (c)	.31	%(d)	.30%	.28%	.31%	.29%	.27%
Net investment income	1.54	%(d)	1.22%	.93%	1.27%	1.31%	1.29%
Portfolio turnover rate (excluding short-term securities)	9.4	%(e)	15.0%	15.3%	14.4%	15.1%	14.6%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.513		$7.538	$6.079	$5.377	$4.284	$4.845
Income from investment operations:
Net investment income (a)	.043		.063	.050	.050	.054	.050
Net realized and unrealized gain(loss) on investments	.506		(1.088)	1.409	.652	1.039	(.611)
Total from investment operations	.549		(1.025)	1.459	.702	1.093	(.561)
Net asset value, end of period	$7.062		$6.513	$7.538	$6.079	$5.377	$4.284
Total return (b)	8.44%		(13.60)%	23.99%	13.06%	25.51%	(11.58)%
Net assets, end of period (in thousands)	$178,043		$169,289	$207,828	$188,333	$186,108	$182,703
Ratios to average net assets:
Expenses (c)	.55	%(d)	.55%	.53%	.56%	.54%	.52%
Net investment income	1.28	%(d)	.94%	.71%	1.02%	1.09%	1.03%
Portfolio turnover rate (excluding short-term securities)	9.4	%(e)	15.0%	15.3%	14.4%	15.1%	14.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.502		$20.191	$15.732	$13.309	$10.144	$10.629
Income from investment operations:
Net investment income (a)	.138		.251	.215	.217	.215	.192
Net realized and unrealized gain(loss) on investments	2.630		(3.940)	4.244	2.206	2.950	(.677)
Total from investment operations	2.768		(3.689)	4.459	2.423	3.165	(.485)
Net asset value, end of period	$19.270		$16.502	$20.191	$15.732	$13.309	$10.144
Total return (b)	16.78%		(18.27)%	28.35%	18.20%	31.20%	(4.56)%
Net assets, end of period (in thousands)	$389,479		$322,375	$365,210	$272,088	$224,410	$164,095
Ratios to average net assets:
Expenses (c)	.19	%(d)	.19%	.19%	.20%	.20%	.20%
Net investment income	1.57	%(d)	1.44%	1.19%	1.62%	1.81%	1.74%
Portfolio turnover rate (excluding short-term securities)	0.7	%(e)	2.1%	2.3%	3.3%	2.6%	2.4%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.936		$19.547	$15.268	$12.949	$9.894	$10.393
Income from investment operations:
Net investment income (a)	.112		.200	.164	.179	.181	.160
Net realized and unrealized gain(loss) on investments	2.538		(3.811)	4.115	2.140	2.874	(.659)
Total from investment operations	2.650		(3.611)	4.279	2.319	3.055	(.499)
Net asset value, end of period	$18.586		$15.936	$19.547	$15.268	$12.949	$9.894
Total return (b)	16.63%		(18.47)%	28.03%	17.91%	30.88%	(4.80)%
Net assets, end of period (in thousands)	$761,076		$665,209	$862,746	$731,356	$689,994	$630,692
Ratios to average net assets:
Expenses (c)	.44	%(d)	.44%	.44%	.45%	.45%	.45%
Net investment income	1.32	%(d)	1.18%	.94%	1.38%	1.56%	1.49%
Portfolio turnover rate (excluding short-term securities)	0.7	%(e)	2.1%	2.3%	3.3%	2.6%	2.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022		2021		2020		2019	2018
Net asset value, beginning of period	$2.116		$2.367		$2.458		$2.620		$2.570	$2.533
Income from investment operations:
Net investment income (a)	.050		.059		.028		.035		.116	.091
Net realized and unrealized gain(loss) on investments	.041		(.310)		(.119)		(.197)		(.066)	(.054)
Total from investment operations	.091		(.251)		(.091)		(.162)		.050	.037
Net asset value, end of period	$2.207		$2.116		$2.367		$2.458		$2.620	$2.570
Total return (b)	3.92%		(10.59	)%(c)	(3.70	)%(c)	(6.18	)%(c)	1.93%	1.46%
Net assets, end of period (in thousands)	$2,250		$1,721		$1,779		$1,531		$1,396	$1,237
Ratios to average net assets:
Expenses (d)	1.09	%(e)	1.03%		1.04%		.98%		1.01%	.95%
Net investment income	4.66	%(e)	2.66%		1.16%		1.40%		4.43%	3.57%
Portfolio turnover rate (excluding short-term securities)	61.3	%(f)	108.7%		124.2%		62.1%		23.4%	20.4%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022		2021		2020		2019	2018
Net asset value, beginning of period	$2.045		$2.291		$2.385		$2.549		$2.507	$2.477
Income from investment operations:
Net investment income (a)	.047		.051		.021		.028		.108	.082
Net realized and unrealized gain(loss) on investments	.037		(.297)		(.115)		(.192)		(.066)	(.052)
Total from investment operations	.084		(.246)		(.094)		(.164)		.042	.030
Net asset value, end of period	$2.129		$2.045		$2.291		$2.385		$2.549	$2.507
Total return (b)	3.82%		(10.76	)%(c)	3.94	%(c)	(6.43	)%(c)	1.68%	1.21%
Net assets, end of period (in thousands)	$76,997		$76,761		$88,974		$89,624		$99,019	$103,430
Ratios to average net assets:
Expenses before waiver (d)	1.34	%(e)	1.28%		1.29%		1.23%		1.26%	1.20%
Expenses (d)	1.29	%(e)(g)	1.28%		1.29%		1.23%		1.26%	1.20%
Net investment income	4.44	%(e)	2.38%		.91%		1.15%		4.20%	3.32%
Portfolio turnover rate (excluding short-term securities)	61.3	%(f)	108.7%		124.2%		62.1%		23.4%	20.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  The return includes adjustments in accordance with generally accepted accounting principles required at period end date.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not Annualized.

(g)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.885		$7.964	$5.515	$5.661	$4.534	$4.781
Income from investment operations:
Net investment income (a)	.093		.114	.061	.087	.096	.085
Net realized and unrealized gain(loss) on investments	.251		(2.193)	2.388	(.233)	1.031	(.332)
Total from investment operations	.344		(2.079)	2.449	(.146)	1.127	(.247)
Net asset value, end of period	$6.229		$5.885	$7.964	$5.515	$5.661	$4.534
Total return (b)	5.83%		(26.10)%	44.41%	(2.59)%	24.87%	(5.16)%
Net assets, end of period (in thousands)	$12,689		$11,211	$13,201	$6,461	$5,858	$4,122
Ratios to average net assets:
Expenses (c)	.96	%(d)	.90%	.87%	.91%	.88%	.87%
Net investment income	3.08	%(d)	1.71%	.91%	1.69%	1.79%	1.83%
Portfolio turnover rate (excluding short-term securities)	17.4	%(e)	78.7%	59.7%	74.9%	55.5%	70.0%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$5.683		$7.709	$5.352	$5.508	$4.422	$4.674
Income from investment operations:
Net investment income (a)	.082		.091	.055	.073	.082	.072
Net realized and unrealized gain(loss) on investments	.242		(2.117)	2.302	(.229)	1.004	(.324)
Total from investment operations	.324		(2.026)	2.357	(.156)	1.086	(.252)
Net asset value, end of period	$6.007		$5.683	$7.709	$5.352	$5.508	$4.422
Total return (b)	5.70%		(26.29)%	44.05%	(2.83)%	24.56%	(5.40)%
Net assets, end of period (in thousands)	$106,991		$104,547	$160,607	$119,460	$128,350	$116,067
Ratios to average net assets:
Expenses (c)	1.21	%(d)	1.15%	1.12%	1.16%	1.13%	1.12%
Net investment income	2.80	%(d)	1.40%	.85%	1.46%	1.59%	1.60%
Portfolio turnover rate (excluding short-term securities)	17.4	%(e)	78.7%	59.7%	74.9%	55.5%	70.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.905		$22.533	$17.411	$15.818	$12.568	$13.933
Income from investment operations:
Net investment income (a)	.111		.180	.082	.147	.186	.174
Net realized and unrealized gain(loss) on investments	.688		(2.808)	5.040	1.446	3.064	(1.539)
Total from investment operations	.799		(2.628)	5.122	1.593	3.250	(1.365)
Net asset value, end of period	$20.704		$19.905	$22.533	$17.411	$15.818	$12.568
Total return (b)	4.02%		(11.67)%	29.43%	10.06%	25.86%	(9.80)%
Net assets, end of period (in thousands)	$189,186		$185,109	$239,333	$206,350	$201,178	$181,589
Ratios to average net assets:
Expenses (c)	1.09	%(d)	1.07%	1.05%	1.06%	1.06%	1.04%
Net investment income	1.12	%(d)	.88%	.40%	1.01%	1.28%	1.26%
Portfolio turnover rate (excluding short-term securities)	35.1	%(e)	186.4%	100.1%	113.2%	131.1%	140.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.365		$27.698	$22.304	$18.861	$14.069	$14.369
Income from investment operations:
Net investment income (a)	.090		.152	.105	.116	.120	.099
Net realized and unrealized gain(loss) on investments	2.725		(5.485)	5.289	3.327	4.672	(.399)
Total from investment operations	2.815		(5.333)	5.394	3.443	4.792	(.300)
Net asset value, end of period	$25.180		$22.365	$27.698	$22.304	$18.861	$14.069
Total return (b)	12.57%		(19.26)%	24.18%	18.25%	34.06%	(2.09)%
Net assets, end of period (in thousands)	$4,871		$3,843	$3,020	$1,729	$1,251	$757
Ratios to average net assets:
Expenses (c)	.88	%(d)	.87%	.84%	.86%	.86%	.84%
Net investment income	.78	%(d)	.65%	.42%	.61%	.71%	.66%
Portfolio turnover rate (excluding short-term securities)	11.3	%(e)	14.0%	14.4%	23.0%	14.9%	21.6%
	Class 2 Shares
	Six months ended June 30, 2023		Year ended December 31,
	(unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.885		$27.173	$21.936	$18.596	$13.906	$14.238
Income from investment operations:
Net investment income (a)	.061		.088	.042	.068	.077	.060
Net realized and unrealized gain(loss) on investments	2.654		(5.376)	5.195	3.272	4.613	(.392)
Total from investment operations	2.715		(5.288)	5.237	3.340	4.690	(.332)
Net asset value, end of period	$24.600		$21.885	$27.173	$21.936	$18.596	$13.906
Total return (b)	12.43%		(19.46)%	23.87%	17.96%	33.73%	(2.33)%
Net assets, end of period (in thousands)	$112,360		$104,921	$141,740	$128,567	$123,630	$102,769
Ratios to average net assets:
Expenses (c)	1.13	%(d)	1.12%	1.08%	1.11%	1.11%	1.09%
Net investment income	.53	%(d)	.38%	.17%	.37%	.47%	.40%
Portfolio turnover rate (excluding short-term securities)	11.3	%(e)	14.0%	14.4%	23.0%	14.9%	21.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2023

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund and the SFT International Bond Fund operate as a non-diversified, open-end management investment companies. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA	✓
SFT Core Bond Fund	✓	✓
SFT Delaware IvySM Growth Fund	NA	✓
SFT Delaware IvySM Small Cap Growth Fund	NA	✓
SFT Equity Stabilization Fund	NA	✓
SFT Government Money Market Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a Rule 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the "Board") of the Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued securities are presented to the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value pricing is needed in accordance with the Trust's valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a stable net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may enter into bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund's right to enforce a borrower's compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers' obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. As of June 30, 2023, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, SFT International Bond Fund, and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) of its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB ASC 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements for the six months ended June 30, 2023. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2019, 2020, 2021 and 2022) remain subject to examination by the Internal Revenue Service and states' department of revenue.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds that are partnerships and disregarded entities (those funds other than SFT Government Money Market Fund and SFT International Bond Fund) are not required to and will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis, including To Be Announced ("TBA") securities, can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2023, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments, including TBA securities, at fair value of $120,672,972.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., "cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended June 30, 2023, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$–	$312,206	$63,314

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2023 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$5,866,152	$8,711,440	$9,290,498	$–
SFT Core Bond Fund	38,145,187	52,998,118	360,058,669	325,506,169
SFT Delaware IvySM Growth Fund	36,050,373	59,983,121	–	–
SFT Delaware IvySM Small Cap Growth Fund	49,797,503	51,181,882	–	–
SFT Equity Stabilization Fund	1,649,690	24,838,026	–	–
SFT Index 400 Mid-Cap Fund	18,200,738	17,558,096	978,636	1,000,000
SFT Index 500 Fund	8,512,965	7,570,577	–	–
SFT International Bond Fund	17,718,315	33,556,241	29,682,888	18,394,079
SFT Real Estate Securities Fund	21,264,436	20,393,887	–	–
SFT T. Rowe Price Value Fund	64,624,368	65,339,246	–	–
SFT Wellington Core Equity Fund	12,677,179	16,008,025	–	–

*  Includes U.S. government-sponsored enterprise securities.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions

The Trust has entered into an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Delaware IvySM Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Delaware IvySM Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund	0.60% of assets to $300 million; and 0.575% of next $200 million of assets; and 0.55% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund(a)	0.57% of assets to $300 million; and 0.55% of next $200 million of assets; and 0.525% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Wellington Core Equity Fund(b)	0.55% of assets to $300 million; and 0.525% of next $200 million of assets; and 0.50% of next $500 million of assets; and 0.45% of assets exceeding $1 billion

(a)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.67% of assets to $300 million; and 0.65% of next $200 million of assets; and 0.625% of next $500 million of assets; and 0.60% of assets exceeding $1 billion.

(b)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.65% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.55% of assets exceeding $1 billion.

Securian AM has entered into a sub-advisory agreement with Brandywine Global Investment Management, LLC ("Brandywine"), a wholly owned subsidiary of Franklin Resources, Inc., as sub-adviser to the SFT International Bond Fund, under which Securian AM pays Brandywine an annual fee of 0.30% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), as sub-adviser to the SFT Real Estate Securities Fund, under which Securian AM pays Cohen & Steers an annual fee ranging from 0.25% to 0.38% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with and Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, as sub-adviser to SFT Delaware IvySM Growth

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Fund and the SFT Delaware IvySM Small Cap Growth Fund, under which Securian AM pays DIFA an annual fee for SFT Delaware IvySM Growth Fund and the SFT Delaware IvySM Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Metropolitan West Asset Management, LLC ("MetWest"), a wholly-owned subsidiary of TCW Group, Inc., as sub-adviser to the SFT Core Bond Fund, under which Securian pays MetWest an annual fee ranging from 0.10% to 0.18% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), as sub-adviser to the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), as sub-adviser to the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.27% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, a percentage of the compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has entered into an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $8,000 to $20,000.

Accounting Services

The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2023, these fees ranged from 0.01% to 0.05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (each, a "Covered Fund"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Under such Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed, or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The agreement runs through April 30, 2024.

As of June 30, 2023, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Excess Expense Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	June 30, 2023*	June 30, 2023*	June 30, 2023*	June 30, 2023	2024	2025	2026
SFT Government Money Market Fund	May 1, 2012	$–	$–	$–	$2,130,690	$1,187,852	$942,838	$–

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, SFT Government Money Market Fund, and SFT International Bond Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into separate Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021. The SFT Government Money Market Expense Limitation Agreement runs through April 30, 2024. The SFT International Bond Fund entered into an Expense Limitation Agreement dated June 1, 2023 that runs through May 1, 2025.

The SFT International Bond Fund Expense Limitation Agreement may be renewed annually upon the affirmative vote of the majority of the trustees of the Trust who are not "interested persons" of the Trust or any party to the Agreement, as such term is defined in the Investment Company Act of 1940, as amended, and may be terminated by Securian AM at any time after May 1, 2024, upon 60 days' prior written notice. The Agreement limits the operating expenses of the Class 2 shares of the Fund, to 0.99% of the average daily net assets of Class 2 shares. To the extent Securian AM absorbs other expenses to satisfy this limit on operating expenses, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, provided that such reimbursement will not cause the Class 2 shares to

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

exceed the operating expense limit. Should the Fund make any such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

As of June 30, 2023, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense	Advisory Fees Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	Limit	June 30, 2023*	June 30, 2023	2024	2025	2026
SFT Balanced Stabilization Fund	Terminated May 1, 2021	N/A	$–	$323,480	$323,480	$–	$–
SFT Equity Stabilization Fund	Terminated May 1, 2021	N/A	$–	$228,047	$228,047	$–	$–
SFT Government Money Market Fund	November 1, 2017	0.70%	$–	$–	$–	$–	$–
SFT International Bond Fund	June 1, 2023	0.99%	$20,628	$20,628	$–	$–	$20,628

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

(5)  Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2023, the SFT Balanced Stabilization Fund and SFT International Bond Fund held 4 and 1 illiquid securities with a market value of $5,620,739 and $119,888, which represents 0.9% and 0.2% of net assets, respectively.

Government Money Market Funds—Money market funds are governed by Rule 2a-7 under the 1940 Act. By definition, a government money market fund is a fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Consequently, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of net assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2023, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2023, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$–	$31,017,564	$–	$31,017,564
Other Mortgage-Backed Securities	–	1,303,310	–	1,303,310
Corporate Obligations	–	210,390,058	–	210,390,058
Purchased Options	614,600	–	–	614,600
Investment Companies	399,204,328	–	–	399,204,328
Total Investments	399,818,928	242,710,932	–	642,529,860
Other Financial Instruments* Futures Contracts	4,833,652	–	–	4,833,652
Liabilities
Other Financial Instruments* Written Options	(93,550)	–	–	(93,550)
SFT Core Bond Fund
Assets
Government Obligations	–	266,243,949	–	266,243,949
Asset-Backed Securities	–	28,405,731	–	28,405,731
Other Mortgage-Backed Securities	–	55,609,102	–	55,609,102
Corporate Obligations	–	114,504,282	–	114,504,282
Bank Loans	–	8,551,918	–	8,551,918
Foreign Bonds	–	2,846,138	–	2,846,138
U.S. Government Agencies and Obligations	–	43,872,225	–	43,872,225
Investment Companies	2,951,126	–	–	2,951,126
Total Investments	2,951,126	520,033,345	–	522,984,471
Liabilities
Other Financial Instruments* Futures Contracts	(1,682,140)	–	–	(1,682,140)
SFT Delaware IvySM Growth Fund
Assets
Common Stocks	579,096,018	–	–	579,096,018
Investment Companies	2,221,491	–	–	2,221,491
Total Investments	581,317,509	–	–	581,317,509
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	152,091,383	–	–	152,091,383
Investment Companies	3,190,876	–	–	3,190,876
Total Investments	155,282,259	–	–	155,282,259

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT Equity Stabilization Fund
Assets
Investment Companies	$316,841,627	$–	$–	$316,841,627
Purchased Options	306,860	–	–	306,860
Total Investments	317,148,487	–	–	317,148,487
Other Financial Instruments* Futures Contracts	2,071,565	–	–	2,071,565
Liabilities
Other Financial Instruments* Written Options	(8,520,450)	–	–	(8,520,450)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	–	203,479,019	–	203,479,019
Investment Companies	23,121,178	–	–	23,121,178
Total Investments	23,121,178	203,479,019	–	226,600,197
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	202,950,132	–	–	202,950,132
Long-Term Debt Securities	–	975,000	–	975,000
Investment Companies	7,189,159	–	–	7,189,159
Total Investments	210,139,291	975,000	–	211,114,291
Other Financial Instruments* Futures Contracts	129,541	–	–	129,541
SFT Index 500 Fund
Assets
Common Stocks	1,126,510,776	–	–	1,126,510,776
Investment Companies	23,762,004	–	–	23,762,004
Total Investments	1,150,272,780	–	–	1,150,272,780
Other Financial Instruments* Futures Contracts	845,856	–	–	845,856
SFT International Bond Fund
Assets
Long-Term Debt Securities	–	77,402,973	–	77,402,973
Investment Companies	1,414,697	–	–	1,414,697
Total Investments	1,414,697	77,402,973	–	78,817,670
Other Financial Instruments* Forward Foreign Currency Contracts	–	339,200	–	339,200
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(1,697,780)	–	(1,697,780)
Futures Contracts	(100,419)	–	–	(100,419)
SFT Real Estate Securities Fund
Assets
Common Stocks	119,207,010	–	–	119,207,010
Investment Companies	588,521	–	–	588,521
Total Investments	119,795,531	–	–	119,795,531

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2023 using
Fund	Level 1	Level 2	Level 3	Total
SFT T. Rowe Price Value Fund
Assets
Common Stocks	$188,569,700	$–	$–	$188,569,700
Investment Companies	757,920	–	–	757,920
Total Investments	189,327,620	–	–	189,327,620
SFT Wellington Core Equity Fund
Assets
Common Stocks	117,187,823	–	–	117,187,823
Investment Companies	163,757	–	–	163,757
Total Investments	117,351,580	–	–	117,351,580

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2023:

	Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$69,420,348
Purchased options contracts	393,289	(a)
Written options contracts	(55,359	)(a)
SFT Core Bond Fund
Futures contracts	$107,740,296
SFT Equity Stabilization Fund
Futures contracts	$23,110,989
Purchased options contracts	196,577	(a)
Written options contracts	(1,725,055	)(a)
SFT Index 400 Mid-Cap Fund
Futures contracts	$7,040,511
SFT Index 500 Fund
Futures contracts	$21,750,549
SFT International Bond Fund
Futures contracts	$7,934,664
Forward foreign currency contracts	60,083,983

(a)  Positions were open for five months during the period

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund and SFT International Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each Fund from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Assets:
Investments in securities, at market value (purchased options)	$614,600	$–	$–
Variation margin on futures contracts*	4,833,652	–	–
Total	$5,448,252	$–	$–
Liabilities:
Written options contracts	$(93,550)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$2,912,320	$–	$–
Purchased options contracts	(3,312,763)	–	–
Written options contracts	627,453	–	–
Total	$227,010	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$3,484,316	$–	$–
Purchased options contracts	400,229	–	–
Written options contracts	(208,325)	–	–
Total	$3,676,220	$–	$–
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Liabilities:
Variation margin on futures contracts*	$–	$(1,682,140)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(851,027)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$(1,785,944)	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Assets:
Investments in securities, at market value (purchased options)	$306,860	$–	$–
Variation margin on futures contracts*	2,071,565	–	–
Total	$2,378,425	$–	$–
Liabilities:
Written options contracts	$(8,520,450)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(615,801)	$–	$–
Purchased options contracts	(1,725,855)	–	–
Written options contracts	328,111	–	–
Total	$(2,013,545)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$1,880,160	$–	$–
Purchased options contracts	213,734	–	–
Written options contracts	(8,583,729)	–	–
Total	$(6,489,835)	$–	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Assets:
Variation margin on futures contracts*	$129,541	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$146,054	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$359,426	$–	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Assets:
Variation margin on futures contracts*	$845,856	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$1,330,926	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$1,386,638	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2023
Assets:
Unrealized appreciation on forward foreign currency contracts	$–	$–	$339,200
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$–	$–	$(1,697,780)
Variation margin on futures contracts*	–	(100,419)	–
Total	$–	$(100,419)	$(1,697,780)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2023
Net Realized Gain (Loss) on Derivatives:
Foreign currency contracts	$–	$–	$(3,318,998)
Futures contracts	–	(187,364)	–
Total	$–	$(187,364)	$(3,318,998)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Foreign currency contracts	$–	$–	$381,033
Futures contracts	–	60,325	–
Total	$–	$60,325	$381,033

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2023, none of the Funds' derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund achieves its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index.

Securian Funds Trust
Notes to Financial Statements – continued

(8)  Affiliated Ownership – (continued)

A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2023 are as follows:

			As of June 30, 2023
Fund/Underlying Fund	Beginning Value as of January 1, 2023	Change in Unrealized Appreciation/ Depreciation	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund	$234,734,959	$39,379,759	$274,114,718	14,224,618

(9)  Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.

(10)  Subsequent Events

At a meeting held on July 27, 2023, the Board of the Trust unanimously approved a Plan of Liquidation and Dissolution of the SFT International Bond Fund. Accordingly, the SFT International Bond Fund will be liquidated on or about December 8, 2023 (the "Liquidation Date"), although the Fund may sell portfolio holdings prior to such date. Shareholders may redeem their shares until the Liquidation Date. On or promptly after the Liquidation Date, the SFT International Bond Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder's proportionate interest in the assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholders, and the Fund will be dissolved. The liquidation of the SFT International Bond Fund's portfolio holdings is likely to result in increased transaction costs, which will be borne by the Fund and its shareholders.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 through June 30, 2023. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the entire year.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$1,092.60	0.86%	$4.46
SFT Core Bond Fund	1,000	$1,022.00	0.52%	$2.61	1,020.70	0.77%	3.86
SFT Delaware IvySM Growth Fund	1,000	NA	NA	NA	1,272.90	0.97%	5.47
SFT Delaware IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,120.60	1.31%	6.89
SFT Equity Stabilization Fund	1,000	NA	NA	NA	1,039.70	0.89%	4.50
SFT Government Money Market Fund	1,000	NA	NA	NA	1,020.30	0.64%	3.21
SFT Index 400 Mid-Cap Fund	1,000	1,085.70	0.31%	1.60	1,084.40	0.55%	2.84
SFT Index 500 Fund	1,000	1,167.80	0.19%	1.02	1,166.30	0.44%	2.36
SFT International Bond Fund	1,000	1,039.20	1.09%	5.51	1,038.20	1.29%	6.52
SFT Real Estate Securities Fund	1,000	1,058.30	0.96%	4.90	1,057.00	1.21%	6.17
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,040.20	1.09%	5.51
SFT Wellington Core Equity Fund	1,000	1,125.70	0.88%	4.64	1,124.30	1.13%	5.95

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$1,020.53	0.86%	$4.31
SFT Core Bond Fund	1,000	$1,022.22	0.52%	$2.61	1,020.98	0.77%	3.86
SFT Delaware IvySM Growth Fund	1,000	NA	NA	NA	1,019.98	0.97%	4.86
SFT Delaware IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.30	1.31%	6.56
SFT Equity Stabilization Fund	1,000	NA	NA	NA	1,020.38	0.89%	4.46
SFT Government Money Market Fund	1,000	NA	NA	NA	1,021.62	0.64%	3.21
SFT Index 400 Mid-Cap Fund	1,000	1,023.26	0.31%	1.56	1,022.07	0.55%	2.76
SFT Index 500 Fund	1,000	1,023.85	0.19%	0.95	1,022.61	0.44%	2.21
SFT International Bond Fund	1,000	1,019.39	1.09%	5.46	1,018.40	1.29%	6.46
SFT Real Estate Securities Fund	1,000	1,020.03	0.96%	4.81	1,018.79	1.21%	6.06
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.39	1.09%	5.46
SFT Wellington Core Equity Fund	1,000	1,020.43	0.88%	4.41	1,019.19	1.13%	5.66

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Form N-PORT are available on the SEC's website at www.sec.gov.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of the Trust votes on the renewal of the Trust's investment advisory agreement (the "Investment Advisory Agreement") with Securian AM. The Board most recently unanimously reapproved the Investment Advisory Agreement on February 23, 2023. At this meeting, the Board also reapproved the investment sub- advisory agreements (each an "Investment Sub-Advisory Agreement," and together with the Investment Advisory Agreement, the "Advisory Contracts") between Securian AM and Brandywine Global Investment Management, LLC (for the SFT International Bond Fund), between Securian AM and Delaware Investments Fund Advisers (for SFT Delaware Ivy Growth Fund), between Securian AM and Delaware Investments Fund Advisers (for SFT Delaware Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (for SFT Wellington Core Equity Fund), between Securian AM and Cohen & Steers Capital Management, Inc. (for SFT Real Estate Securities Fund), between Securian AM and Metropolitan West Asset Management, LLC (for SFT Core Bond Fund) and between Securian AM and T. Rowe Price Associates, Inc. (for SFT T. Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds."

The Board receives a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board meets at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). The Board also receives frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters.

In preparing for the Board's meeting on February 23, 2023, the members of the Board who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") also met in executive session on February 9, 2023 to review the responses to various information requests made to Securian AM and the sub-advisers to the Sub-Advised Funds. The Board also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review.

The Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the continuation of the Advisory Contracts are discussed separately below.

Fees Charged to Other Advisory Clients of Securian AM

The Board observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Board concluded, however, that the fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust Board, committee and vendor functions, sub-adviser oversight, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Securian AM

The Board reviewed Board reports on Securian AM's profitability in managing each Fund and did not view Securian AM's profitability from any Fund as excessive.

Investment Results

The Board reviewed the January 2023 report (the "Broadridge Report") prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's total return performance and Board reports comparing each Fund's investment performance for the most recently completed calendar quarter and one,

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

three, five and, where applicable, ten-year periods ended December 31, 2022 with Broadridge peer groups and with one or more benchmark indices.

The Board noted that the SFT S&P 400 Mid-Cap Index Fund slightly underperformed its benchmark during all reporting periods, but slightly outperformed its Lipper peers during the one, three and 10-year periods. They also noted that the SFT S&P 500 Index Fund slightly underperformed their Lipper peers and benchmark during all reporting periods. They also noted that the SFT Government Money Market Fund's slightly underperformed its Lipper peers and benchmark for all relevant periods. The Board then observed that the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Board noted that SFT Delaware Ivy Growth Fund outperformed its Lipper peers, and performed in line with its benchmark during all reporting periods. They noted that the SFT Delaware Ivy Small Cap Growth Fund underperformed both its Lipper peers and benchmark for the most recent quarter, underperformed its Lipper peers during the three and five-year periods and its benchmark during the one-year period, but outperformed its benchmark during the three and five-year periods. The Board observed that the SFT Real Estate Securities Fund outperformed its Lipper peers and underperformed its benchmark during the most recent quarter and one-year period, but outperformed its Lipper peers and benchmark during the three-year period, and outperformed its Lipper peers and underperformed its benchmark for the five and 10-year periods. The Board noted that the SFT Core Bond Fund underperformed its Lipper peers for the most recent quarter and its Lipper peers for the three and five-year periods, outperformed its Lipper peers for the one and 10-year periods, but underperformed its benchmark for the most recent quarter and one, three and five-year periods. They noted that the SFT International Bond Fund underperformed its Lipper peers and outperformed its benchmark for the most recent quarter, outperformed its Lipper peers and benchmark for the one-year period, but underperformed its Lipper peers and benchmark for the three, five and 10-year periods. The Board then observed that SFT Wellington Core Equity Fund underperformed its Lipper peers and benchmark for the most recent quarter and one and three-year periods and outperformed its Lipper peers and underperformed its benchmark for the five-year period. Finally, the Board noted that SFT T. Rowe Price Value Fund underperformed its Lipper peers and benchmark for the most recent quarter and one-year period, but outperformed its Lipper peers and benchmark for the three and five-year periods. The Board reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance.

Ancillary Benefits to Securian AM and Its Affiliates

The Board also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Board noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Board also noted that Securian Financial Services, Inc. (the Trust's distributor), an affiliate of Securian AM, receives 12b-1 fees from the Funds. The Board also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Board also recognize that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Securian AM

In addition to investment management services, Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Securian AM pays all of the compensation of officers and employees of the Trust (except that each Fund pays an equitable share of the compensation

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

expense of the Trust's Chief Compliance Officer). The Board considered the quality and scope of services provided by Securian AM under the Investment Advisory Agreement and concluded that Securian AM has provided acceptable executive and administrative management and other services during and prior to the last year.

Management Fee and Other Expenses

The Board reviewed the Broadridge Report comparisons of each Fund's investment management, non-management and total expenses with industry peers that were independently selected by Broadridge and analyzed factors that contributed to higher expenses for certain Funds, including the small size of certain of the Funds in comparison to the industry peers selected by Broadridge. The Board reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, and the Board noted that all of the Funds have breakpoints in their fee structures that provide the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow. Based on this information, the Board concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable in light of the nature, extent and quality of services provided by Securian AM.

Investment Sub-Advisory Agreements

At the February 23, 2023 meeting, the Board also unanimously reapproved the Investment Sub-Advisory Agreements. In addition to the Board's review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Board also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Board also reviewed a summary of each sub- adviser's code of ethics and compliance program. However, the Board noted that Securian AM is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Board also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and the Fund's sub-adviser. The Board noted that Securian AM is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board, Audit Committee of the Board and Governance Committee of the Board meetings, and many other requirements. Based on this review, the Board concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Securian AM and the sub-adviser is fair and appropriate. The Board also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Securian AM represents fair and appropriate compensation to Securian AM for its retained duties and responsibilities.

Based on the foregoing factors, the Board concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Statement Regarding Liquidity Risk Management Program
(unaudited)

The following statement discusses the operation and effectiveness of the Funds' liquidity risk management program for the period from January 1, 2022 through December 31, 2022 and describes the Board's review of the Funds' liquidity risk management program that took place during the six-month period ended June 30, 2023.

The Funds have adopted a Liquidity Risk Management Program (the "LRM Program"). The Funds' Board has appointed the Securian AM Liquidity Risk Oversight Committee (the "Committee") as the administrator of the LRM Program. In its capacity as program administrator, the Committee oversees and monitors the LRM Program for the Funds. In addition, the Committee assesses and manages the Funds' liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Committee assesses and manages liquidity risk by classifying and reviewing periodically the classification of Fund investments for liquidity risk management purposes; reporting periodically to the Board on Fund liquidity risk and the status of the LRM Program; and determining the policies, procedures and controls necessary to create and maintain the LRM Program, among other means. The Committee's process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the Committee to address the operation of the LRM Program, assess its adequacy and effectiveness of implementation, including (if applicable), the operation of the highly liquid investment minimum and any material changes to the LRM Program for the period from January 1, 2022 through December 31, 2022 (the "Covered Period"). To prepare this report, the Committee discussed the operation and effectiveness of the Funds' third-party liquidity assessment services in light of the liquidity risks posed by each Fund. Additionally, the Committee reviewed portfolio managers' responses to the LRM Program's Annual Liquidity Risk Assessment Review Checklist for each Fund. As a result of its review, the Committee reported the following to the Board:

—  The Funds' LRM Program operated effectively during the Covered Period, was adequately designed and was effectively implemented.

—  Because each Fund primarily holds assets that are highly liquid investments, the Funds do not have highly liquid investments minimums. It is expected each Fund will continue to primarily hold assets that are highly liquid investments for the foreseeable future.

—  There were no material changes to the LRM Program during the Covered Period.

—  There were no breaches of any Fund's restriction on holding greater than 15% illiquid assets.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the six current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other five Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. ("Securian AM") or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-995-3850.

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
Julie K. Gethell Year of birth: 1954	Trustee	Since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

None
Brian E. Gustafson Year of birth: 1967	Trustee	Since 2022	Managing Director, Investments, Tonkawa, from 2001 to present; Chartered Financial Analyst	None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees — continued
Linda L. Henderson Year of birth: 1949	Trustee	Since 2007

Retired: Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. Several senior investment positions with RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) from 1985-2004, including—Senior Vice President and Director of Fixed Income Research and Strategies, from 2000-2004. Chartered Financial Analyst

None
Wan-Chong Kung Year of birth: 1960	Trustee	Since 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011-2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present
Interested Trustee
David M. Kuplic Year of birth: 1957	Trustee, President and Principal Executive Officer	Trustee since 2016, President and Principal Executive Officer since since 2011

Retired; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; President and CEO, Securian AM from November 2017 to June 2021; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021; President and Director, Marketview Properties, LLC (entity holding real estate assets) from January 2010 to June 2021

None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years
Other Executive Officers(3)
Kevin L. Ligtenberg Year of birth: 1973	Vice President and Treasurer	Since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens Year of birth: 1977	Vice President	Since 2020

Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc. since June 2018; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux Year of birth: 1979	Secretary	Since 2021

Vice President, Assistant General Counsel, Securian AM since June, 2022; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney, Gray Plant Mooty (now known as Lathrop GPM, LLP) from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a corporate officer of the Trust, Michael T. Steinert, born in 1975, has served as the Trust's Chief Compliance Officer since August 2017. Mr. Steinert is also Senior Vice President, Chief Operating Officer, Treasurer and Chief Compliance Officer of Securian AM.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F38897 Rev 6-2023

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2023 Securian Funds Trust All rights reserved.

F38897 Rev 6-2023

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2. CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1). During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Getchell as the Audit Committee's financial expert. Ms. Getchell is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”). The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees. The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser. Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style. The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire. When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a)            Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Not applicable.

ITEM 13. EXHIBITS.

(a)   File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)           Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)           A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)           Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)   If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: August 24, 2023